UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07447
                                                     ---------

                              Virtus Insight Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2010
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           (VIRTUS MUTUAL FUNDS LOGO)

                                                               SEMIANNUAL REPORT

                                  EQUITY FUNDS

                         Virtus Balanced Allocation Fund
                             Virtus Core Equity Fund
                   Virtus Emerging Markets Opportunities Fund
                            Virtus Value Equity Fund

                               FIXED INCOME FUNDS

                          Virtus High Yield Income Fund
                    Virtus Intermediate Government Bond Fund
                    Virtus Intermediate Tax-Exempt Bond Fund
                       Virtus Short/Intermediate Bond Fund
                           Virtus Tax-Exempt Bond Fund

                               MONEY MARKET FUNDS

                   Virtus Insight Government Money Market Fund
                        Virtus Insight Money Market Fund
                   Virtus Insight Tax-Exempt Money Market Fund

*    PROSPECTUS SUPPLEMENT APPEARS IN THE BACK OF THIS SEMIANNUAL REPORT.

TRUST NAME:                         June 30, 2010                      [GRAPHIC]
VIRTUS INSIGHT TRUST

NOT FDIC INSURED                  NO BANK GUARANTEE               MAY LOSE VALUE

                                TABLE OF CONTENTS

Message to Shareholders ..................................................................    1
Key Investment Terms and Footnote Legend .................................................    2
Disclosure of Fund Expenses ..............................................................    3
Asset Allocations by Fund ................................................................    5

Schedules of Investments
   Virtus Balanced Allocation Fund ("Balanced Allocation Fund") ..........................    7
   Virtus Core Equity Fund ("Core Equity Fund") ..........................................   12
   Virtus Emerging Markets Opportunities Fund ("Emerging Markets Opportunities Fund") ....   13
   Virtus Value Equity Fund ("Value Equity Fund") ........................................   16
   Virtus High Yield Income Fund ("High Yield Income Fund") ..............................   17
   Virtus Intermediate Government Bond Fund ("Intermediate Government Bond Fund") ........   21
   Virtus Intermediate Tax-Exempt Bond Fund ("Intermediate Tax-Exempt Bond Fund") ........   23
   Virtus Short/Intermediate Bond Fund ("Short/Intermediate Bond Fund") ..................   25
   Virtus Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund") ..................................   27
   Virtus Insight Government Money Market Fund ("Insight Government Money Market Fund") ..   30
   Virtus Insight Money Market Fund ("Insight Money Market Fund") ........................   31
   Virtus Insight Tax-Exempt Money Market Fund ("Insight Tax-Exempt Money Market Fund") ..   33
Statements of Assets and Liabilities .....................................................   36
Statements of Operations .................................................................   38
Statements of Changes in Net Assets ......................................................   40
Financial Highlights .....................................................................   44
Notes to Financial Statements ............................................................   50
Consideration of Subadvisory Agreements by The Board of Trustees .........................   64
Results of Shareholder Meetings ..........................................................   65

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

     The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2010, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

     The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the funds under the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS OF VIRTUS MUTUAL FUNDS:

The financial markets took a breather in the second quarter of 2010 following a vigorous rally that had lasted more than 13 months. Now the important question:
Was this a temporary event or the start of a trend?

Since hitting lows in March 2009, the broader financial markets had rebounded nicely until the second quarter of 2010, when they compounded losses in the month of May with broader losses in June. The Dow Jones Industrial Average(SM), which was up 4 percent in the first quarter, dropped 10 percent in the second quarter for a first-half loss of 6.2 percent. The S&P 500(R) Index had a better first quarter than the Dow, but a worse second quarter for a year-to-date loss of 7.6 percent, as of June 30.

Most economists see some positive signs of a U.S. recovery, but worry that the recovery has not yet included the job growth that's needed to fully reenergize the economy. In addition, deepening fears about the European debt crisis have battered overseas markets and may have a negative spillover effect on the United States.

On the positive side, American companies have now reported strong earnings for three quarters, and there is hope that pent-up demand by corporations to rebuild inventories - and renewed purchasing by consumers - can fuel a lasting rebound.

It is important for you to pay close attention to these factors and stay in contact with your investment advisor when considering the best investment options in this economic environment. We encourage you to carefully review the enclosed commentary and meet with your financial advisor to periodically review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals. Our wide range of equity, fixed income and alternative investments gives you the opportunity to allocate your assets in a portfolio tailored to your specific needs.

Information about your investments in Virtus Mutual Funds is always available on our website, www.virtus.com, and from our customer service staff at 1-800-243-1574. While there are no guarantees in the world of investing, I can assure you that we will do our very best to meet your customer service expectations.

On behalf of the entire team at Virtus Investment Partners, I thank you for entrusting your financial assets to us.

Sincerely,


/s/ George R. Aylward
----------------------------------------------
George R. Aylward
President, Virtus Mutual Funds

AUGUST 2010

                    KEY INVESTMENT TERMS AND FOOTNOTE LEGEND

KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

PIK (PAYMENT-IN-KIND SECURITY)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

FOOTNOTE LEGEND

(1) Federal Income Tax Information: For tax information at June 30, 2010, see the Federal Income Tax Information Note 11 in the Notes to Financial Statements.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

                                        Market Value
Fund                                  ($ in thousands)   % of Net Assets
----                                  ----------------   ---------------
Balanced Allocation Fund                  $    221             0.4%
Emerging Markets Opportunities Fund          1,527             0.5
High Yield Income Fund                      13,567            28.5
Intermediate Government Bond Fund              523             1.5
Short/Intermediate Bond Fund                 2,074             2.6
Insight Money Market Fund                  175,000            10.0

(5)  Amount is less than $500.

(6)  Illiquid Security.

(7) Illiquid and restricted security. For acquisition information, see Note 9 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(8) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(9)  The date shown represents next interest reset date.

(10) The rate shown is the discount rate.

(11) Security with a "put" feature; the date shown is when the security may be put back for redemption.

(12) At June 30, 2010, 18% of the securities in the Intermediate Tax-Exempt Bond Fund portfolio and 21% of the securities in the Tax-Exempt Bond Fund portfolio are backed by insurance of financial institutions and financial guaranty assurance. None of the insurers have a concentration greater than 10% of the Fund's net assets.

(13) Final Maturity Date.

(14) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

(15) Shares traded on Johannesburg Exchange.

(16) Shares traded on London Exchange.

(17) All or a portion of the security is on loan.

(18) Represents security purchased with cash collateral received for securities on loan.

(19) When-issued security.

                              VIRTUS INSIGHT TRUST
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2010 TO JUNE 30, 2010

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Insight Trust Fund (the "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares, Class A shares and Exchange shares of the Money Market Funds are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE
                                               Beginning          Ending      Annualized   Expenses Paid
                                             Account Value    Account Value     Expense        During
                                            January 1, 2010   June 30, 2010      Ratio        Period*
                                            ---------------   -------------   ----------   -------------
BALANCED ALLOCATION FUND
ACTUAL
Class I                                        $1,000.00        $  988.50        0.82%         $ 4.04
Class A                                         1,000.00           986.50        1.07            5.27
Class C                                         1,000.00           982.80        1.82            8.95
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                         1,000.00         1,020.67        0.82            4.12
Class A                                         1,000.00         1,019.42        1.07            5.37
Class C                                         1,000.00         1,015.65        1.82            9.14
CORE EQUITY FUND
ACTUAL
Class I                                        $1,000.00        $  916.20        1.00%         $ 4.75
Class A                                         1,000.00           914.90        1.25            5.93
Class C                                         1,000.00           911.40        2.00            9.48
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                         1,000.00         1,019.77        1.00            5.02
Class A                                         1,000.00         1,018.51        1.25            6.28
Class C                                         1,000.00         1,014.75        2.00           10.04
EMERGING MARKETS OPPORTUNITIES FUND
ACTUAL
Class I                                        $1,000.00        $1,039.40        1.38%         $ 6.98
Class A                                         1,000.00         1,039.30        1.63            8.24
Class C                                         1,000.00         1,036.00        2.39           12.07
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                         1,000.00         1,017.86        1.38            6.93
Class A                                         1,000.00         1,016.61        1.63            8.18
Class C                                         1,000.00         1,012.79        2.39           12.00
VALUE EQUITY FUND
ACTUAL
Class I                                        $1,000.00        $  934.50        0.95%         $ 4.56
Class A                                         1,000.00           933.00        1.20            5.75
Class C                                         1,000.00           930.00        1.96            9.38
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                         1,000.00         1,020.02        0.95            4.77
Class A                                         1,000.00         1,018.77        1.20            6.02
Class C                                         1,000.00         1,014.95        1.96            9.84
HIGH YIELD INCOME FUND
ACTUAL
Class I                                        $1,000.00        $1,033.50        0.98%         $ 4.94
Class A                                         1,000.00         1,031.20        1.21            6.09
Class C                                         1,000.00         1,027.50        1.98            9.95
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                         1,000.00         1,019.87        0.98            4.92
Class A                                         1,000.00         1,018.72        1.21            6.07
Class C                                         1,000.00         1,014.85        1.98            9.94
INTERMEDIATE GOVERNMENT BOND FUND
ACTUAL
Class I                                        $1,000.00        $1,041.40        0.65%         $ 3.29
Class A                                         1,000.00         1,040.20        0.90            4.55
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                         1,000.00         1,021.53        0.65            3.26
Class A                                         1,000.00         1,020.27        0.90            4.52

                              VIRTUS INSIGHT TRUST
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED) FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2010 TO JUNE 30, 2010

EXPENSE TABLE
                                               Beginning          Ending      Annualized   Expenses Paid
                                             Account Value    Account Value     Expense        During
                                            January 1, 2010   June 30, 2010      Ratio        Period*
                                            ---------------   -------------   ----------   -------------
INTERMEDIATE TAX-EXEMPT BOND FUND
ACTUAL
Class I                                        $1,000.00        $1,030.80        0.60%         $ 3.02
Class A                                         1,000.00         1,029.60        0.85            4.28
Class C                                         1,000.00         1,025.80        1.60            8.04
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                         1,000.00         1,021.78        0.60            3.01
Class A                                         1,000.00         1,020.52        0.85            4.27
Class C                                         1,000.00         1,016.76        1.60            8.03
SHORT/INTERMEDIATE BOND FUND
ACTUAL
Class I                                        $1,000.00        $1,044.90        0.70%         $ 3.55
Class A                                         1,000.00         1,044.70        0.95            4.82
Class C                                         1,000.00         1,039.90        1.70            8.60
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                         1,000.00         1,021.28        0.70            3.51
Class A                                         1,000.00         1,020.02        0.95            4.77
Class C                                         1,000.00         1,016.26        1.70            8.53
TAX-EXEMPT BOND FUND
ACTUAL
Class I                                        $1,000.00        $1,037.10        0.60%         $ 3.03
Class A                                         1,000.00         1,035.80        0.85            4.29
Class C                                         1,000.00         1,031.00        1.60            8.01
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                         1,000.00         1,021.78        0.60            3.01
Class A                                         1,000.00         1,020.52        0.85            4.27
Class C                                         1,000.00         1,016.81        1.60            7.98

EXPENSE TABLE
                                               Beginning          Ending      Annualized   Expenses Paid
                                             Account Value    Account Value     Expense        During
                                            January 1, 2010   June 30, 2010      Ratio        Period*
                                            ---------------   -------------   ----------   -------------
INSIGHT GOVERNMENT MONEY MARKET FUND
ACTUAL
Class I                                        $1,000.00        $1,000.30        0.23%         $ 1.14
Class A                                         1,000.00         1,000.00        0.26            1.29
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                         1,000.00         1,023.64        0.23            1.15
Class A                                         1,000.00         1,023.48        0.26            1.31
INSIGHT MONEY MARKET FUND
ACTUAL
Class I                                        $1,000.00        $1,000.50        0.20%         $ 0.99
Class A                                         1,000.00         1,000.00        0.30            1.49
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                         1,000.00         1,023.79        0.20            1.00
Class A                                         1,000.00         1,023.28        0.30            1.51
INSIGHT TAX-EXEMPT MONEY MARKET FUND
ACTUAL
Class I                                        $1,000.00        $1,000.50        0.19%         $ 0.94
Class A                                         1,000.00         1,000.00        0.27            1.34
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                         1,000.00         1,023.84        0.19            0.95
Class A                                         1,000.00         1,023.43        0.27            1.36

* EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
     (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 DAYS TO REFLECT THE ONE-HALF YEAR PERIOD.

     THE FUNDS MAY INVEST IN OTHER FUNDS. THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

     YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                              VIRTUS INSIGHT FUNDS
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                            JUNE 30, 2010 (UNAUDITED)

For each Fund, the following tables present asset allocations within certain sectors and as a percentage of total investments.

                            BALANCED ALLOCATION FUND

Common Stocks                                                                50%
   Information Technology                                              11%
   Financials                                                           8
   Health Care                                                          6
   All Other Sectors                                                   25
Mortgage-Backed Securities                                                   14
Corporate Bonds                                                               9
U.S. Government Securities                                                    5
Asset-Backed Securities                                                       3
U.S. Agency Obligations                                                       1
Other (includes short-term investments)                                      18
                                                                            ---
Total                                                                       100%
                                                                            ===

                       EMERGING MARKETS OPPORTUNITIES FUND

Consumer Staples                                                             35%
Financials                                                                   20
Utilities                                                                     8
Industrials                                                                   7
Information Technology                                                        7
Consumer Discretionary                                                        5
Materials                                                                     5
Other (includes short-term investments)                                      13
                                                                            ---
Total                                                                       100%
                                                                            ===

                             HIGH YIELD INCOME FUND

Corporate Bonds                                                              96%
   Consumer Discretionary                                              24%
   Energy                                                              17
   Industrials                                                         15
   Telecommunication Services                                          11
   All Other Sectors                                                   29
Other (includes short-term investments)                                       4
                                                                            ---
Total                                                                       100%
                                                                            ===

                                CORE EQUITY FUND

Information Technology                                                       18%
Health Care                                                                  11
Financials                                                                   11
Consumer Discretionary                                                       11
Energy                                                                        8
Industrials                                                                   8
Materials                                                                     7
Other (includes short-term investments)                                      26
                                                                            ---
Total                                                                       100%
                                                                            ===

                                VALUE EQUITY FUND

Financials                                                                   21%
Energy                                                                       13
Health Care                                                                  11
Consumer Discretionary                                                       10
Industrials                                                                   7
Consumer Staples                                                              6
Materials                                                                     6
Other (includes short-term investments)                                      26
                                                                            ---
Total                                                                       100%
                                                                            ===

                        INTERMEDIATE GOVERNMENT BOND FUND

U.S. Government Securities                                                   45%
Mortgage-Backed Securities                                                   27
U.S. Government Agency Obligations                                           21
Other (includes short-term investments)                                       7
                                                                            ---
Total                                                                       100%
                                                                            ===

                              VIRTUS INSIGHT FUNDS
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                      JUNE 30, 2010 (UNAUDITED) (CONTINUED)

                        INTERMEDIATE TAX-EXEMPT BOND FUND

Municipal Bonds                                                              98%
   Alabama                                                             13%
   Illinois                                                             7
   New York                                                             7
   California                                                           6
   Colorado                                                             6
   All Other States                                                    59
Other (includes short-term investments)                                       2
                                                                            ---
Total                                                                       100%
                                                                            ===

                              TAX-EXEMPT BOND FUND

Municipal Bonds                                                              99%
   California                                                          12%
   New York                                                            11
   Puerto Rico                                                          8
   Texas                                                                7
   Massachusetts                                                        6
   Pennsylvania                                                         5
   All Other States                                                    50
Other (includes short-term investments)                                       1
                                                                            ---
Total                                                                       100%
                                                                            ===

                            INSIGHT MONEY MARKET FUND

Commercial Paper                                                             44%
Federal Agency Securities                                                    12
U.S. Government Securities                                                   11
Money Market Mutual Funds                                                    10
Medium Term Notes                                                             9
Certificates of Deposit                                                       5
Other (includes short-term investments)                                       9
                                                                            ---
Total                                                                       100%
                                                                            ===

                          SHORT/INTERMEDIATE BOND FUND

Corporate Bonds                                                              42%
   Financials                                                          21%
   Telecommunication Services                                           4
   All Other Sectors                                                   17
Mortgage-Backed Securities                                                   24
U.S. Government Securities                                                   14
Asset-Backed Securities                                                      13
Other (includes short-term investments)                                       7
                                                                            ---
Total                                                                       100%
                                                                            ===

                      INSIGHT GOVERNMENT MONEY MARKET FUND

Federal Agency Securities                                                    53%
U.S. Government Securities                                                   11
Repurchase Agreements                                                        36
                                                                            ---
Total                                                                       100%
                                                                            ===

                      INSIGHT TAX-EXEMPT MONEY MARKET FUND

Variable Rate Demand Obligations                                             80%
Commercial Paper - Municipal                                                  9
Money Market Mutual Funds                                                     8
Municipal Tax-Exempt Bonds                                                    3
                                                                            ---
Total                                                                       100%
                                                                            ===

                         VIRTUS BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
U.S. GOVERNMENT SECURITIES--5.8%
U.S. Treasury Bond
   5.375%, 2/15/31                                 $       344     $      423
   4.750%, 2/15/37                                         590            677
   4.250%, 5/15/39                                         100            106
U.S. Treasury Inflation Indexed Bond
   1.375%, 1/15/20(14)                                     230            237
U.S. Treasury Note
   1.125%, 1/15/12                                         190            192
   3.375%, 7/31/13                                         425            456
   2.000%, 11/30/13                                        750            770
   4.000%, 2/15/15                                          65             72
   4.875%, 8/15/16                                          97            112
   4.625%, 11/15/16                                        435            497
                                                                   ----------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,357)                                                3,542
                                                                   ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS--1.1%
Israel Government AID
   Bond Series 7-Z
   0.000%, 8/15/22                                         690            418
Rowan Cos., Inc.
   4.330%, 5/1/19                                          257            269
                                                                   ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $647)                                                    687
                                                                   ----------
MORTGAGE-BACKED SECURITIES--17.1%
AGENCY--8.9%
FHLMC
   5.500%, 7/1/35                                          313            338
   6.000%, 12/1/36                                         275            300
FHLMC REMIC
   2513, JE 5.000%, 10/15/17                               442            473
   2886, BE 4.500%, 11/15/19                               260            279
   2886, CK 5.000%, 11/15/19                               280            308
   2835, HB 5.500%, 8/15/24                                305            335
   2770, LA 4.500%, 4/15/33                                123            132
FNMA
   4.500%, 1/1/20                                          175            186
   7.500%, 11/1/26                                          --(5)          --(5)
   7.500%, 3/1/27                                            1              1
   7.500%, 3/1/27                                            5              6
   5.500%, 12/1/33                                         150            161
   5.500%, 1/1/34                                           95            102
   5.000%, 7/1/34                                          318            338
   5.000%, 11/1/34                                          79             84
   2.330%, 1/1/35(3)                                       132            137
   6.000%, 3/1/35                                           65             71
   5.500%, 6/1/35                                          122            131
   5.500%, 7/1/35                                          150            162
   5.000%, 9/1/35                                          254            270
   6.500%, 5/1/36                                          276            306
   5.000%, 6/1/40                                          335            355
FNMA Grantor Trust 00-T8, A
   7.388%, 12/25/30(3)                                      16             17
FNMA REMIC (Interest Only) 97-20
   1.840%, 3/25/27(3)(6)                                   149              4
GNMA
   8.000%, 11/15/26                                         17             19
   7.000%, 9/15/31                                           4              4
   5.500%, 7/15/33                                         113            123
   5.000%, 9/15/39                                         446            477

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
AGENCY--CONTINUED
GNMA Structured Securities
   02-53, B
   5.552%, 5/16/26                                 $        71     $       73
   04-108, C
   5.039%, 12/16/32(3)                                     195            212
                                                                   ----------
                                                                        5,404
                                                                   ----------
NON-AGENCY--8.2%
Adjustable Rate Mortgage
   Trust 05-11, 2A42
   5.071%, 2/25/36(3)                                      560            232
Bear Stearns Commercial
   Mortgage Securities, Inc.
   06-T22, A4
   5.628%, 4/12/38(3)                                      195            208
   06-PW14, A4
   5.201%, 12/11/38                                        165            169
   05-T18, A4
   4.933%, 2/13/42(3)                                      275            291
   07-PW15, A2
   5.205%, 2/11/44                                         190            196
Citigroup-Deutsche Bank
   Commercial Mortgage
   Trust 06-CD3, A2
   5.560%, 10/15/48                                        305            322
Countrywide Home Loans
   Series 03-J6, 1A1
   5.500%, 8/25/33                                         152            154
GMAC Mortgage Corp. Loan
   Trust 05-AR3, 3A3
   3.258%, 6/19/35 (3)                                      55             53
Greenwich Capital Commercial
   Funding Corp. 07-GG9, A4
   5.444%, 3/10/39                                         330            331
Lehman Brothers-UBS Commercial
   Mortgage Trust
   05-C2, A2
   4.821%, 4/15/30                                         143            143
   06-C3, A4
   5.661%, 3/15/39(3)                                      330            341
MASTR Adjustable Rate
   Mortgages Trust 05-8, 3A1
   6.000%, 10/25/15 (3)                                    418            276
MASTR Alternative Loans Trust
   04-13, 12A1
   5.500%, 12/25/19                                        128            131
   04-13, 8A1
   5.500%, 1/25/25                                         134            135
MASTR Asset Securitization Trust
   03-7, 4A33
   5.250%, 9/25/33                                         163            172
   03-10, 3A1
   5.500%, 11/25/33                                        229            237
Morgan Stanley Mortgage Loan
   Trust 06-7, 5A2
   5.962%, 6/25/36(3)                                      295            162
Residential Funding Mortgage
   Securities II, Inc. 01-HS2, A5
   7.420%, 4/25/31 (3)                                      29             26
Residential Funding Securities LLC
   03-RM2, AII
   5.000%, 5/25/18                                         191            197

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
NON-AGENCY--CONTINUED
Structured Asset Securities Corp.
   03-34A, 6A
   4.886%, 11/25/33(3)                             $       109     $      104
   05-2XS, 2A2
   1.847%, 2/25/35(3)                                       78             58
   05-15, 4A1
   6.000%, 8/25/35                                         158            141
Structured Asset Securities Corp.
   (Interest Only)
   98-RF3, A 144A
   6.100%, 6/15/28(4)(7)                                    42              5
Washington Mutual Alternative
   Mortgage Pass-Through
   Certificates
   05-4, CB7
   5.500%, 6/25/35                                         309            241
   05-6, 2A7
   5.500%, 8/25/35                                         181            164
Washington Mutual Mortgage
   Pass-Through Certificates
   02-S8, 2A7
   5.250%, 1/25/18                                         126            129
   03-S11, A1
   5.000%, 11/25/33                                        343            353
Wells Fargo & Co. 05-AR4, B1
   2.943%, 4/25/35(3)                                      200             65
                                                                   ----------
                                                                        5,036
                                                                   ----------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,850)                                              10,440
                                                                   ----------
ASSET-BACKED SECURITIES--3.6%
Bank of America Auto Trust
   10-2, A3 1.310%, 7/15/14                                325            326
Capital Auto Receivables
   Asset Trust
   07-3, A3A 5.020%, 9/15/11                                21             21
   07-3, A4 5.210%, 3/17/14                                260            269
Capital One Multi-Asset
   Execution Trust 03-B5, B5
   4.790%, 8/15/13                                         240            243
E*Trade RV & Marine
   Trust 04-1, A3
   3.620%, 10/8/18                                          67             68
Ford Credit Auto Owner Trust
   09-B, A4
   4.500%, 7/15/14                                         215            230
Mercedes-Benz Auto
   Receivables Trust
   09-1, A3
   1.670%, 1/15/14                                         315            318
   10-1, A3
   1.420%, 8/15/14                                         220            221
Triad Auto Receivables Owner
   Trust 07-B, A4A
   5.430%, 7/14/14                                         185            194
World Omni Automobile Lease
   Securitization Trust 09-A, A3
   1.650%, 2/15/13                                         280            282
                                                                   ----------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,136)                                                2,172
                                                                   ----------

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
CORPORATE BONDS--10.4%
CONSUMER DISCRETIONARY--0.6%
Comcast Corp.
   5.150%, 3/1/20                                  $       130     $      136
DaimlerChrysler
   North America LLC
   5.875%, 3/15/11                                          80             83
DIRECTV Holdings LLC
   5.200%, 3/15/20                                         150            156
                                                                   ----------
                                                                          375
                                                                   ----------
CONSUMER STAPLES--0.3%
Proctor & Gamble Co. ESOP
   Series A
   9.360%, 1/1/21                                          128            162
                                                                   ----------
ENERGY--0.8%
ConocoPhillips Holding Co.
   6.950%, 4/15/29                                         165            203
DCP Midstream LLC
   7.875%, 8/16/10                                         150            151
Devon Energy Corp.
   7.950%, 4/15/32                                         125            160
                                                                   ----------
                                                                          514
                                                                   ----------
FINANCIALS--3.4%
American Express Credit Corp.
   5.125%, 8/25/14                                         215            231
Associates Corp.
   North America
   6.950%, 11/1/18                                          60             61
AvalonBay Communities, Inc.
   6.100%, 3/15/20                                         220            243
Bank of America Corp.
   6.250%, 4/15/12                                         220            234
Citigroup, Inc.
   5.850%, 7/2/13                                          125            131
General Electric Capital Corp.
   4.875%, 3/4/15                                           75             80
Merrill Lynch & Co., Inc.
   5.770%, 7/25/11                                         100            104
   6.050%, 8/15/12                                         100            106
PNC Funding Corp.
   3.625%, 2/8/15                                          230            237
Prudential Financial, Inc.
   5.375%, 6/21/20                                         120            122
Royal Bank of Scotland
   Group plc
   5.000%, 10/1/14                                         200            188
Travelers Cos., Inc. (The)
   5.500%, 12/1/15                                         325            365
                                                                   ----------
                                                                        2,102
                                                                   ----------
HEALTH CARE--0.3%
Merck & Co., Inc.
   6.750%, 12/1/33                                         150            184
                                                                   ----------
INDUSTRIALS--1.4%
Boeing Co. (The)
   3.500%, 2/15/15                                         175            185
   8.750%, 9/15/31                                         100            145
Caterpillar, Inc.
   7.300%, 5/1/31                                          200            259

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
INDUSTRIALS--CONTINUED
CSX Corp.
   6.750%, 3/15/11                                 $        50     $       52
Republic Services, Inc. 144A
   5.500%, 9/15/19(4)                                      200            216
                                                                   ----------
                                                                          857
                                                                   ----------
MATERIALS--0.9%
Airgas, Inc.
   2.850%, 10/1/13                                         230            232
CRH America, Inc.
   5.625%, 9/30/11                                         300            311
                                                                   ----------
                                                                          543
                                                                   ----------
TELECOMMUNICATION SERVICES--1.3%
BellSouth Corp.
   6.000%, 11/15/34                                        235            243
France Telecom SA
   7.750%, 3/1/11                                          100            104
Verizon Global Funding Corp.
   7.750%, 12/1/30                                          30             37
Vodafone Group plc
   3.375%, 11/24/15                                        400            404
                                                                   ----------
                                                                          788
                                                                   ----------
UTILITIES--1.4%
America Water Works
   6.593%, 10/15/37                                        130            146
Consolidated Edison Co.
   of New York
   5.700%, 2/1/34                                           50             53
Dominion Resources, Inc.
   5.200%, 8/15/19                                         200            217
FPL Group Capital, Inc.
   5.625%, 9/1/11                                          300            314
Virginia Electric & Power Co.
   Series A
   4.750%, 3/1/13                                          100            108
                                                                   ----------
                                                                          838
                                                                   ----------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $6,030)                                                6,363
                                                                   ----------

                                                      SHARES
                                                   -----------
COMMON STOCKS--60.0%
CONSUMER DISCRETIONARY--6.6%
Aeropostale, Inc.(2)(17)                                 6,800            195
Amazon.com, Inc.(2)(17)                                    500             55
Autoliv, Inc.(17)                                        3,400            163
Best Buy Co., Inc.                                       3,900            132
Big Lots, Inc.(2)                                        5,000            160
Blyth, Inc.                                                250              8
Carnival plc ADR                                           665             22
Carrols Restaurant Group,
   Inc.(2)                                              10,350             47
Chipotle Mexican Grill, Inc.
   Class A(2)                                              600             82
Comcast Corp. Class A                                    3,100             54
DIRECTV Class A(2)                                      15,850            538
Dollar Tree, Inc.(2)                                     7,200            300
Honda Motor Co., Ltd.
   Sponsored ADR                                         1,130             32

                                                      SHARES          VALUE
                                                   -----------     ----------
CONSUMER DISCRETIONARY--CONTINUED
Intercontinental Hotels
   Group plc                                               960     $       15
Jones Apparel Group,
   Inc.(17)                                              4,200             67
Macy's, Inc.(17)                                        17,400            311
National CineMedia, Inc.(17)                             4,600             77
Panera Bread Co. Class A(2)                              1,550            117
Pearson plc Sponsored
   ADR                                                   2,520             33
PetSmart, Inc.                                           4,900            148
priceline.com, Inc.(2)(17)                                 900            159
Ross Stores, Inc.(17)                                    2,700            144
Sinclair Broadcast Group,
   Inc. Class A(2)                                      11,400             66
Sony Corp. Sponsored
   ADR                                                   4,340            116
Sotheby's Holdings, Inc.
   Class A                                               3,300             75
Stage Stores, Inc.                                       8,600             92
Stanley Black & Decker, Inc.                             1,020             51
TJX Cos., Inc. (The)                                    10,800            453
TRW Automotive Holdings
   Corp.(2)(17)                                          7,500            207
UniFirst Corp.                                           2,450            108
WPP plc Sponsored ADR                                      350             16
                                                                   ----------
                                                                        4,043
                                                                   ----------
CONSUMER STAPLES--6.1%
Andersons, Inc. (The)                                    2,600             85
Central Garden and Pet Co.
   Class A(2)                                           12,200            109
Coca-Cola Hellenic Bottling Co.                            600             13
Coca-Cola Bottling Co.
   Consolidated                                          1,350             65
Colgate-Palmolive Co.(17)                                6,200            488
Cott Corp.(2)                                            3,695             21
Cresud S.A.C.I.F. y A                                    2,050             25
Del Monte Foods Co.                                     29,700            427
Delhaize Group SA                                          660             48
Diageo plc Sponsored ADR                                   620             39
Dr. Pepper Snapple Group,
   Inc.                                                 11,910            445
Estee Lauder Cos., Inc. (The)
   Class A(17)                                           2,800            156
Fomento Economico
   Mexicano S.A.B. de C.V.
   Sponsored ADR                                           400             17
Hansen Natural Corp.(2)                                  3,375            132
Heinz (H.J.) Co.                                         4,250            184
Lorillard, Inc.                                          5,400            389
Procter & Gamble Co. (The)                               1,800            108
Revlon, Inc. Class A(2)                                  5,300             59
Smithfield Foods, Inc.(2)(17)                            4,600             69
Tyson Foods, Inc. Class A                                4,900             80
Wal-Mart Stores, Inc.                                    4,700            226
Walgreen Co.                                            18,250            487
Wimm-Bill-Dann Foods OJSC ADR                            1,050             19
                                                                   ----------
                                                                        3,691
                                                                   ----------
ENERGY--5.0%
Acergy SA Sponsored ADR                                    755             11
Alpha Natural Resources, Inc.(2)                         2,350             80

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                   -----------     ----------
ENERGY--CONTINUED
Chevron Corp.                                            3,600     $      244
Cimarex Energy Co.(17)                                   4,600            329
Clayton Williams Energy,
   Inc.(2)                                               3,200            135
Complete Production
   Services, Inc.(2)                                     6,200             89
ENI S.p.A. Sponsored ADR                                   700             26
Ensco International plc
   Sponsored ADR(17)                                     2,100             83
Exxon Mobil Corp.                                       11,300            645
National Oilwell Varco, Inc.                             7,450            246
Noble Corp.                                             12,400            383
Occidental Petroleum Corp.                               5,150            397
Peabody Energy Corp.                                     5,500            215
Repsol YPF SA Sponsored
   ADR                                                   2,160             43
Statoil ASA                                              1,850             36
Tenaris S.A. Sponsored ADR                                 300             10
TETRA Technologies, Inc.(2)                              9,750             89
                                                                   ----------
                                                                        3,061
                                                                   ----------
FINANCIALS--9.0%
AFLAC, Inc.                                              1,325             57
Allianz SE ADR                                           3,030             30
American Financial Group,
   Inc.                                                  9,000            246
Argo Group International
   Holdings Ltd.                                         2,250             69
Assurant, Inc.                                           8,600            298
Banco Macro SA ADR                                       1,130             33
Banco Santander SA
   Sponsored ADR(17)                                     2,580             27
BanColombia SA
   Sponsored ADR                                           875             44
Bank of America Corp.                                    5,500             79
Bank of Hawaii Corp.                                     4,400            213
BBVA Banco Frances
   SA ADR                                                6,850             43
BlackRock, Inc.                                            675             97
Brookfield Properties
   Corp.(17)                                             1,195             17
Cardtronics, Inc.(2)                                     7,450             97
Columbia Banking System,
   Inc.(17)                                                400              7
Credit Suisse Group
   Sponsored ADR                                           720             27
Deutsche Bank AG                                           560             31
Digital Realty Trust, Inc.(17)                           4,300            248
Endurance Specialty
   Holdings Ltd.(17)                                    10,000            375
First Financial Holdings, Inc.                           4,353             50
First Mercury Financial Corp.                            6,450             68
GFI Group, Inc.                                         11,350             63
Goldman Sachs Group, Inc.
   (The)                                                 2,500            328
Harleysville Group, Inc.                                 2,550             79
Highwoods Properties, Inc.(17)                           3,250             90
HRPT Properties Trust                                   13,400             83
HSBC Holdings plc
   Sponsored ADR                                           715             33
ICICI Bank Ltd. Sponsored
   ADR                                                     665             24

                                                      SHARES          VALUE
                                                   -----------     ----------
FINANCIALS--CONTINUED
IntercontinentalExchange,
   Inc.(2)                                                 610     $       69
JPMorgan Chase & Co.                                     7,200            264
LTC Properties, Inc.                                     4,900            119
Mitsubishi UFJ Financial
   Group, Inc. ADR                                       3,560             16
One Liberty Properties,
   Inc.(17)                                              4,201             63
ORIX Corp. Sponsored
   ADR                                                     990             36
PHH Corp.(2)(17)                                         6,100            116
PNC Financial Services
   Group, Inc.(17)                                       5,500            311
Prosperity Bancshares, Inc.                              2,650             92
PS Business Parks, Inc.                                  2,200            123
Reinsurance Group of
   America, Inc.(17)                                     1,225             56
Renasant Corp.                                           5,500             79
Southwest Bancorp, Inc.                                 11,700            156
Sterling Bancorp                                        11,200            101
Travelers Cos., Inc. (The)                               8,900            438
Unitrin, Inc.                                            4,700            120
Wells Fargo & Co.                                       11,750            301
WesBanco, Inc.                                           5,250             88
Westpac Banking Corp.
   Sponsored ADR                                           405             36
World Acceptance Corp.(2)(17)                            1,500             57
                                                                   ----------
                                                                        5,497
                                                                   ----------
HEALTH CARE--7.7%
Alliance Healthcare Services,
   Inc.(2)                                              12,400             50
AmerisourceBergen Corp.                                 14,500            460
Amgen, Inc.(2)(17)                                      10,300            542
AMN Healthcare Services,
   Inc.(2)                                              14,250            107
AstraZeneca plc Sponsored
   ADR(17)                                              11,025            520
Biogen Idec, Inc.(2)(17)                                 1,230             58
Celgene Corp.(2)(17)                                     1,070             54
Covidien plc(17)                                           460             18
Dr. Reddy's Laboratories
   Ltd. ADR                                                400             12
Endo Pharmaceuticals
   Holdings, Inc.(2)                                     2,690             59
Forest Laboratories, Inc.(2)                             6,850            188
Gilead Sciences, Inc.(2)                                 3,300            113
GlaxoSmithKline plc
   Sponsored ADR                                           715             24
Hospira, Inc.(2)(17)                                     4,000            230
Humana, Inc.(2)(17)                                      4,570            209
ICON plc Sponsored ADR(2)                                  660             19
Intuitive Surgical, Inc.(2)(17)                            640            202
Johnson & Johnson(17)                                    7,300            431
Life Technologies Corp.(2)                               1,450             69
McKesson Corp.(17)                                       6,500            437
Novartis AG ADR(17)                                      4,125            199
Novo Nordisk A/S
   Sponsored ADR                                           410             33
Sanofi-Aventis SA ADR                                      505             15
UnitedHealth Group, Inc.                                 3,800            108
Valeant Pharmaceuticals
   International(2)(17)                                  1,750             92

                                                      SHARES          VALUE
                                                   -----------     ----------
HEALTH CARE--CONTINUED
Watson Pharmaceuticals,
   Inc.(2)                                              11,510     $      467
                                                                   ----------
                                                                        4,716
                                                                   ----------
INDUSTRIALS--6.5%
3M Co.                                                   1,925            152
ACCO Brands Corp.(2)                                     2,700             13
Altra Holdings, Inc.(2)                                  6,550             85
Apogee Enterprises, Inc.                                 5,950             64
Atlas Air Worldwide
   Holdings, Inc.(2)                                     2,400            114
Babcock & Brown Air Ltd.
   ADR                                                   3,760             39
Boeing Co. (The)                                           890             56
CNH Global N.V.(17)                                        660             15
Consolidated Graphics,
   Inc.(2)(17)                                           2,650            115
Dycom Industries, Inc.(2)                                9,050             77
EMCOR Group, Inc.(2)                                     3,800             88
General Electric Co.                                    21,400            309
ITT Corp.                                                1,750             79
Joy Global, Inc.                                         5,200            260
Koninklijke (Royal) Philips
   Electronics NV                                        1,200             36
Lockheed Martin Corp.                                    5,050            376
Mitsui & Co., Ltd.
   Sponsored ADR                                           205             49
Northrop Grumman Corp.(17)                               5,000            272
Oshkosh Corp.(2)                                         5,850            182
Raytheon Co.                                            11,200            542
Regal-Beloit Corp.(17)                                   1,790            100
Shaw Group, Inc. (The)(2)                                5,320            182
Siemens AG Sponsored
   ADR                                                     400             36
Southwest Airlines Co.                                   4,570             51
Standex International Corp.                              4,150            105
TAL International Group,
   Inc.(17)                                              4,750            107
Timken Co. (The)                                         5,100            133
Tomkins plc Sponsored
   ADR                                                   1,960             26
Tredegar Corp.(17)                                       5,700             93
Triumph Group, Inc.                                      1,150             77
URS Corp.(2)                                             3,000            118
                                                                   ----------
                                                                        3,951
                                                                   ----------
INFORMATION TECHNOLOGY--13.4%
Accenture plc Class A                                    5,600            216
Acxiom Corp.(2)                                          9,850            145
Akamai Technologies,
   Inc.(2)(17)                                           3,050            124
Amdocs Ltd.(2)                                           3,640             98
Anixter International, Inc.(2)                           2,850            121
Apple, Inc.(2)(17)                                       3,555            894
ARM Holdings plc
   Sponsored - ADR(17)                                   1,790             22
Arrow Electronics, Inc.(2)                               6,800            152
AU Optronics Corp.
   Sponsored ADR                                         1,500             13
Avnet, Inc.(2)                                           9,000            217
Benchmark Electronics,
   Inc.(2)                                               5,450             86
Broadcom Corp. Class A                                   6,880            227

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                   -----------     ----------
INFORMATION TECHNOLOGY--CONTINUED
Canon, Inc. Sponsored
   ADR(17)                                                 400     $       15
Check Point Software
   Technologies Ltd.(2)(17)                              3,000             88
Cisco Systems, Inc.(2)(17)                              30,635            653
Cognizant Technology
   Solutions Corp. Class A(2)                            2,575            129
Computer Sciences Corp.                                  4,200            190
Cree, Inc.(2)(17)                                        1,300             78
Dolby Laboratories, Inc.
   Class A(2)                                            1,770            111
EMC Corp.(2)(17)                                         3,800             69
F5 Networks, Inc.(2)(17)                                 2,900            199
Fujifilm Holdings Corp.                                    805             23
Google, Inc. Class A(2)                                    940            418
Hewlett-Packard Co.                                      8,400            363
Hitach Ltd. Sponsored
   ADR(2)(17)                                              925             33
Intel Corp.                                             18,500            360
International Business
   Machines Corp.(17)                                    6,000            741
Lender Processing
   Services, Inc.                                        2,000             63
LG Display Co., Ltd.
   ADR(17)                                               1,300             21
Marvell Technology
   Group Ltd.(2)                                         3,850             61
Measurement Specialties,
   Inc.(2)                                               5,400             74
Microsoft Corp.(17)                                     25,415            585
Oracle Corp.                                            34,150            733
Red Hat, Inc.(2)(17)                                     4,000            116
Symantec Corp.(2)                                       11,000            153
VMware, Inc. Class A(2)                                  1,550             97
Western Digital Corp.(2)                                16,700            504
                                                                   ----------
                                                                        8,192
                                                                   ----------
MATERIALS--3.9%
Agrium, Inc.                                               460             23
ArcelorMittal                                              610             16
Ashland, Inc.(17)                                        5,200            241
BHP Billiton Ltd.
   Sponsored ADR(17)                                       550             34
Buckeye Technologies,
   Inc.(2)                                               8,500             85
CRH plc Sponsored ADR                                    1,440             30
Freeport-McMoRan
   Copper & Gold, Inc.                                   7,275            430
International Paper Co.(17)                              6,300            143

                                                      SHARES          VALUE
                                                   -----------     ----------
MATERIALS--CONTINUED
Lubrizol Corp. (The)                                     6,350     $      510
Minerals Technologies,
   Inc.                                                  2,350            112
Newmont Mining Corp.                                     2,400            148
PolyOne Corp.(2)                                        13,300            112
Rio Tinto plc ADR(17)                                      820             36
Rock-Tenn Co. Class A(17)                                6,050            300
Spartech Corp.(2)(17)                                    6,300             65
Ternium SA Sponsored
   ADR                                                     925             30
Walter Energy, Inc.(17)                                  1,350             82
                                                                   ----------
                                                                        2,397
                                                                   ----------
TELECOMMUNICATION SERVICES--1.3%
American Tower Corp.
   Class A(2)                                            5,920            263
AT&T, Inc.                                              11,100            269
City Telecom (H.K.) Ltd.
   ADR                                                   1,150             13
Deutsche Telekom AG
   Sponsored ADR                                         2,930             34
KT Corp. Sponsored ADR                                   1,190             23
Mobile TeleSystems OJSC
   Sponsored ADR                                         1,000             19
Nippon Telegraph &
   Telephone Corp. ADR                                   1,650             34
SBA Communications Corp.
   Class A(2)(17)                                        2,450             83
SK Telecom Co. Ltd. ADR                                  1,435             21
Telefonica S.A. Sponsored
   ADR                                                     300             17
                                                                   ----------
                                                                          776
                                                                   ----------
UTILITIES--0.5%
El Paso Electric Co.(2)                                  4,850             94
Enersis SA Sponsored ADR                                   675             13
Huaneng Power International,
   Inc. Sponsored ADR                                    1,100             26
National Grid plc Sponsored
   ADR(17)                                                 650             24
Southwest Gas Corp.                                      5,550            164
                                                                   ----------
                                                                          321
                                                                   ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $37,149)                                              36,645
                                                                   ----------
TOTAL LONG-TERM INVESTMENTS--98.0%
(IDENTIFIED COST $60,169)                                              59,849
                                                                   ----------

                                                      SHARES          VALUE
                                                   -----------     ----------
SHORT-TERM INVESTMENTS--21.9%
MONEY MARKET MUTUAL FUNDS--21.9%
AIM Short-Term Investment-
   Liquid Assets Portfolio (The) -
   Institutional Shares
   (seven-day effective
   yield 0.210%)                                             2     $       --(5)
BlackRock Institutional
   Money Market Trust
   (seven-day effective
   yield 0.293%)(18)                                 4,976,252          4,976
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.177%)                                     1,893,637          1,894
BlackRock Liquidity Funds
   TempCash Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.197%)(18)                                 6,474,338          6,474
                                                                   ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $13,344)                                              13,344
                                                                   ----------
TOTAL INVESTMENTS--119.9%
(IDENTIFIED COST $73,513)                                              73,193(1)
Other assets and liabilities, net--(19.9)%                            (12,143)
                                                                   ----------
NET ASSETS--100.0%                                                 $   61,050
                                                                   ==========

ABBREVIATIONS:
ADR    American Depositary Receipt
FGIC   Financial Guaranty Insurance Company
FHLMC  Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA   Federal National Mortgage Association ("Fannie Mae")
GNMA   Government National Mortgage Association ("Ginnie Mae")
MBIA   Municipal Bond Insurance Association
REMIC  Real Estate Mortgage Investment Conduit
SBA    Small Business Administration

COUNTRY WEIGHTINGS as of 6/30/10 +

United States      93%
United Kingdom      2
Bermuda             1
Israel              1
Japan               1
Switzerland         1
Other               1
                  ---
Total             100%
                  ---

+    % of total investments as of June 30, 2010

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                        Level 2 -      Level 3 -
                                            Total Market   Level 1 -   Significant    Significant
                                              Value at       Quoted     Observable   Unobservable
                                           June 30, 2010     Prices       Inputs        Inputs
                                           -------------   ---------   -----------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   Asset-Backed Securities                    $ 2,172       $    --      $ 2,172         $--
   Corporate Bonds                              6,363            --        6,363          --
   Mortgage-Backed Securities                  10,440            --       10,431           9
   U.S. Government and Agency Securities        4,229            --        4,229          --
Equity Securities:
   Common Stocks                               36,645        36,645           --          --
   Short-Term Investments                      13,344        13,344           --          --
                                              -------       -------      -------         ---
   Total Investments                          $73,193       $49,989      $23,195         $ 9
                                              =======       =======      =======         ===

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                      Mortgage-Backed
                                                         Securities
                                                      ---------------
INVESTMENT IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2009                             $--
Accrued discounts/premiums(a)                                --
Realized gain (loss)(b)                                      --
Change in unrealized appreciation (depreciation)(b)          --
Net purchases (sales)(c)                                     --
Transfers in and/or out of Level 3(d)                         9
                                                            ---
BALANCE AS OF JUNE 30, 2010                                 $ 9
                                                            ===

(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns.

(d) "Transfers in and/or out" represent the ending value as of June 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                             VIRTUS CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                   -----------     ----------
COMMON STOCKS--97.8%
CONSUMER DISCRETIONARY--12.6%
Amazon.com, Inc.(2)                                      5,675     $      620
Big Lots, Inc.(2)                                       28,150            903
DIRECTV Class A(2)                                      48,950          1,660
Discovery Communications, Inc. Class A(2)(17)           15,100            539
Dollar Tree, Inc.(2)                                    22,950            956
Home Depot, Inc. (The)(17)                              31,000            870
Macy's, Inc.(17)                                        48,950            876
McDonald's Corp.                                         9,250            609
PetSmart, Inc.                                          18,650            563
TJX Cos., Inc. (The)                                    39,750          1,668
TRW Automotive Holdings Corp.(2)(17)                    26,900            742
                                                                   ----------
                                                                       10,006
                                                                   ----------
CONSUMER STAPLES--7.3%
Colgate-Palmolive Co.                                   12,400            977
CVS Caremark Corp.(17)                                  44,800          1,314
Del Monte Foods Co.(17)                                114,550          1,648
Hansen Natural Corp.(2)                                 16,400            641
Wal-Mart Stores, Inc.(17)                               24,850          1,195
                                                                   ----------
                                                                        5,775
                                                                   ----------
ENERGY--9.9%
Chevron Corp.                                           13,550            920
Cimarex Energy Co.(17)                                   5,300            379
Exxon Mobil Corp.                                       30,350          1,732
National Oilwell Varco,                                 17,550            580
Inc.
Noble Corp.                                             47,600          1,471
Occidental Petroleum Corp.                              19,050          1,470
Peabody Energy Corp.                                    20,700            810
Schlumberger Ltd.                                        8,200            454
                                                                   ----------
                                                                        7,816
                                                                   ----------
FINANCIALS--13.6%
Arch Capital Group Ltd.(2)(17)                          13,250            987
Bank of America Corp.                                   75,500          1,085
Capital One Financial Corp.(17)                         12,900            520
Goldman Sachs Group, Inc.(The)                          13,530          1,776
JPMorgan Chase & Co.                                    32,200          1,179
MetLife, Inc.                                           16,100            608
PNC Financial Services Group, Inc.(17)                  10,150            573
Prudential Financial, Inc.                              16,750            899
Reinsurance Group of America, Inc.(17)                  14,350            656
Travelers Cos., Inc. (The)                              23,000          1,133
Wells Fargo & Co.                                       52,000          1,331
                                                                   ----------
                                                                       10,747
                                                                   ----------
HEALTH CARE--13.7%
AmerisourceBergen Corp.                                 32,850          1,043
Amgen, Inc.(2)                                          15,800            831
AstraZeneca plc Sponsored ADR(17)                       24,080          1,135
Life Technologies Corp.(2)                              10,450            494
McKesson Corp.                                          36,400          2,444

                                                      SHARES          VALUE
                                                   -----------     ----------
HEALTH CARE--CONTINUED
Medco Health Solutions, Inc.(2)                         17,900     $      986
Teva Pharmaceutical Industries Ltd.
   Sponsored ADR                                        35,450          1,843
Watson Pharmaceuticals, Inc.(2)                         50,900          2,065
                                                                   ----------
                                                                       10,841
                                                                   ----------
INDUSTRIALS--9.4%
General Dynamics Corp.                                  12,550            735
General Electric Co.                                    79,650          1,149
Honeywell International, Inc.                           13,900            542
Joy Global, Inc.                                        19,800            992
Lockheed Martin Corp.(17)                               10,050            749
Northrop Grumman Corp.(17)                              24,950          1,358
Raytheon Co.                                            19,350            936
Timken Co. (The)                                        19,450            505
URS Corp.(2)                                            11,500            453
                                                                   ----------
                                                                        7,419
                                                                   ----------
INFORMATION TECHNOLOGY--21.9%
Accenture plc Class A                                   40,400          1,561
Apple, Inc.(2)                                           7,050          1,773
Avnet, Inc.(2)                                          14,000            338
Cisco Systems, Inc.(2)                                  58,250          1,241
Cognizant Technology Solutions Corp. Class A (2)        11,050            553
Computer Sciences Corp.                                 15,250            690
F5 Networks, Inc. (2)(17)                                8,850            607
Google, Inc. Class A(2)                                  2,000            890
Hewlett-Packard Co.                                     15,700            680
Intel Corp.                                             43,000            836
International Business Machines Corp.(17)               19,100          2,359
Microsoft Corp.                                         60,800          1,399
Oracle Corp.                                            60,500          1,298
QLogic Corp.(2)                                         70,950          1,179
Synopsys, Inc.(2)                                       36,200            756
Western Digital Corp.(2)                                38,300          1,155
                                                                   ----------
                                                                       17,315
                                                                   ----------
MATERIALS--8.1%
Ashland, Inc.                                           18,750            871
BHP Billiton Ltd. Sponsored ADR (17)                     8,200            508
Crown Holdings, Inc.(2)                                 40,150          1,005
Freeport-McMoRan
   Copper & Gold, Inc.                                  23,136          1,368
International Paper Co.(17)                             23,950            542
Lubrizol Corp. (The)                                    19,200          1,542
Rock-Tenn Co. Class A(17)                               11,700            581
                                                                   ----------
                                                                        6,417
                                                                   ----------
TELECOMMUNICATION SERVICES--1.3%
AT&T, Inc.                                              42,130          1,019
                                                                   ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $80,414)                                              77,355
                                                                   ----------
TOTAL LONG-TERM INVESTMENTS--97.8%
(IDENTIFIED COST $80,414)                                              77,355
                                                                   ----------

                                                      SHARES          VALUE
                                                   -----------     ----------
SHORT-TERM INVESTMENTS--22.8%
MONEY MARKET MUTUAL FUNDS--22.8%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.293%)(18)            7,058,514     $    7,059
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.177%)                                     1,751,049          1,751
BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares (seven-day effective
   yield 0.197%)(18)                                 9,183,460          9,183
                                                                   ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $17,993)                                              17,993
                                                                   ----------
TOTAL INVESTMENTS--120.6%
(IDENTIFIED COST $98,407)                                              95,348(1)
Other assets and liabilities, net--(20.6)%                            (16,285)
                                                                   ----------
NET ASSETS--100.0%                                                 $   79,063
                                                                   ==========

ABBREVIATION:
ADR   American Depositary Receipt

COUNTRY WEIGHTINGS as of 6/30/10 +

United States      92%
Ireland             2
Israel              2
Australia           1
Bermuda             1
Switzerland         1
United Kingdom      1
                  ---
Total             100%
                  ---

+    % of total investments as of June 30, 2010

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                        Total Market   Level 1 -
                                                          Value at       Quoted
                                                       June 30, 2010     Prices
                                                       -------------   ---------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                                          $77,355       $77,355
   Short-Term Investments                                  17,993        17,993
                                                          -------       --------
   Total Investments                                      $95,348       $95,348
                                                          =======       =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                   -----------     ----------
PREFERRED STOCK--6.6%
CONSUMER STAPLES--3.5%
Companhia de Bebidas das
   Americas ADR 2.94%                                  117,917     $   11,911
                                                                   ----------
FINANCIALS--0.9%
Itau Unibanco Holding SA 144A ADS 2.40%(4)(8)           95,462          1,527
Itau Unibanco Holding SA ADR 2.40%                      86,300          1,554
                                                                   ----------
                                                                        3,081
                                                                   ----------
UTILITIES--2.2%
AES Tiete SA 10.59%                                    464,689          5,314
Cia de Transmissao de Energia Eletrica Paulista
   11.45%                                               75,269          1,941
                                                                   ----------
                                                                        7,255
                                                                   ----------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $18,189)                                              22,247
                                                                   ----------
COMMON STOCKS--89.6%
CONSUMER DISCRETIONARY--5.4%
Clicks Group Ltd.                                      845,600          3,720
Cyrela Brazil Realty SA                                305,926          3,329
Hero Honda Motors Ltd.                                  67,376          2,956
Jubilant Foodworks Ltd.(2)                              38,000            249
Kangwon Land, Inc.                                     218,620          3,297
MRV Engenharia e Participacoes SA                      362,100          2,558
NET Servicos de Comunicacao SA (2)                     228,521          2,148
Peace Mark Holdings Ltd.(2)(6)(8)                      464,100              0
                                                                   ----------
                                                                       18,257
                                                                   ----------
CONSUMER STAPLES--31.2%
AmorePacific Corp.                                       9,342          7,948
Anadolu Efes Biracilik Ve Malt Sanayii AS              198,300          2,315
British American Tobacco Bangladesh Co., Ltd.           89,020            675
British American Tobacco Bhd                           198,400          2,683
British American Tobacco plc(16)                       251,560          7,983
British American Tobacco plc(15)                       102,695          3,259
Coca-Cola Femsa S.A.B. de C.V. Series L                347,367          2,179
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR            15,448            967
Colgate Palmolive India Ltd.                           164,700          2,956
Dabur India Ltd.                                     1,029,400          4,642
Dairy Farm International Holdings Ltd.                 424,400          2,954

                                                      SHARES          VALUE
                                                   -----------     ----------
CONSUMER STAPLES--CONTINUED
Distilleries Co. of Sri Lanka Ltd.                   1,266,885     $    1,442
Fomento Economico Mexicano S.A.B. de C.V.
   Sponsored ADR                                        65,774          2,838
Guinness Anchor Bhd                                    743,131          1,765
Hengan International Group Co., Ltd.                   617,792          5,002
ITC Ltd.                                             1,584,191         10,336
Kimberly-Clark de Mexico S.A.B. de C.V. Class A        476,026          2,765
Marico Ltd.                                            510,529          1,414
Nestle India Ltd.                                      122,946          7,594
Nestle Malaysia Bhd                                    127,800          1,382
SABMiller plc                                          105,900          2,952
Shoprite Holdings Ltd.                                 487,663          5,243
Souza Cruz SA                                          351,326         13,235
Thai Beverage plc                                    8,858,100          1,772
Unilever Indonesia Tbk PT                            2,571,749          4,795
Want Want China Holdings Ltd.                        3,979,100          3,340
                                                                   ----------
                                                                      104,436
                                                                   ----------
ENERGY--3.7%
CNOOC Ltd.                                           3,101,692          5,272
Oil & Gas Development Co., Ltd.                      1,055,200          1,748
PetroChina Co., Ltd. Class H                         1,432,000          1,584
PTT Exploration & Production plc                       869,500          3,811
                                                                   ----------
                                                                       12,415
                                                                   ----------
FINANCIALS--19.5%
Banco Compartamos S.A.B. de C.V.                       922,148          4,793
Bank Rakyat Indonesia                                3,714,100          3,771
BM&F BOVESPA SA                                        672,467          4,359
CETIP SA - Balcao Organizado de Ativos e
   Derivativos                                         659,228          5,219
Commercial Bank of Ceylon plc                          308,100            482
Credicorp Ltd. ADR                                      34,593          3,144
Delta Brac Housing Finance Corp., Ltd.                  20,013            672
Housing Development Finance Corporation Ltd.           378,312         15,536
Housing Development Finance Corp. Bank                 218,495         13,770
Infrastructure Development Finance Co., Ltd.           255,800            982
Investimentos Itau SA                                    3,236             19
Itausa Investimentos SA                                471,843          2,815
Jammu & Kashmir Bank Ltd.                               92,150          1,631
JSE Ltd.                                               359,225          3,069
MCB Bank Ltd.                                          334,260            755
Shriram Transport Finance Co., Ltd.                    250,000          3,081
Yes Bank Ltd.                                          214,300          1,228
                                                                   ----------
                                                                       65,326
                                                                   ----------

                                                      SHARES          VALUE
                                                   -----------     ----------
HEALTH CARE--2.2%
Cipla Ltd.                                             422,834     $    3,065
Sun Pharmaceutical
   Industries Ltd.                                      47,399          1,815
Yuhan Corp.                                             19,401          2,424
                                                                   ----------
                                                                        7,304
                                                                   ----------
INDUSTRIALS--6.9%
Beijing Enterprises Holdings Ltd.                      887,856          5,764
Bharat Electronics Ltd.                                 46,538          1,729
Bharat Heavy Electricals Ltd.                           61,718          3,252
Elbit Systems Ltd.                                      70,000          3,553
Jain Irrigation Systems Ltd.                           160,825          3,685
Keells (John) Holdings plc                           1,025,000          1,841
Taiwan Secom Co., Ltd.                               2,011,100          3,150
                                                                   ----------
                                                                       22,974
                                                                   ----------
INFORMATION TECHNOLOGY--7.4%
Cielo SA                                               580,500          4,933
Financial Technologies India Ltd.                       17,984            514
NetEase.Com, Inc. ADR(2)                               150,503          4,773
NHN Corp.(2)                                            23,330          3,470
Redecard SA                                            537,334          7,594
Totvs SA Com NPV                                        50,235          3,683
                                                                   ----------
                                                                       24,967
                                                                   ----------
MATERIALS--4.5%
Asian Paints Ltd.                                       27,800          1,370
Engro Corp., Ltd.                                      553,900          1,120
Fauji Fertilizer Co., Ltd.                           1,150,100          1,382
Semen Gresik (Persero) Tbk PT                        8,606,884          8,252
Yingde Gases Group Co., Ltd.(2)                      2,910,590          2,886
                                                                   ----------
                                                                       15,010
                                                                   ----------
TELECOMMUNICATION SERVICES--3.2%
MTN Group Ltd.                                         328,463          4,305
Philippine Long Distance Telephone Co.
   Sponsored ADR                                        80,231          4,089
Telekomunikasi Indonesia Tbk PT                      2,578,671          2,186
                                                                   ----------
                                                                       10,580
                                                                   ----------
UTILITIES--5.6%
China Resources Gas Group Ltd.                         645,900            911
Companhia de Saneamento de Minas Gerais                  2,664             37
CPFL Energia SA                                        166,100          3,644
Light SA                                               236,700          2,760
Tanjong plc                                          2,130,100         11,442
                                                                   ----------
                                                                       18,794
                                                                   ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $248,024)                                            300,063
                                                                   ----------

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                   -----------     ----------
SUBSCRIPTION RECEIPTS~--0.0%
FINANCIALS--0.0%
CETIP SA - Balcao Organizado
   de Ativos e Derivativos R/S(2)                        1,660     $       13
                                                                   ----------
TOTAL SUBSCRIPTION RECEIPTS
(IDENTIFIED COST $12)                                                      13
                                                                   ----------
TOTAL LONG-TERM INVESTMENTS--96.2%
(IDENTIFIED COST $266,225)                                            322,323
                                                                   ----------

SHORT-TERM INVESTMENTS--4.0%

MONEY MARKET MUTUAL FUNDS--4.0%
Dreyfus Cash Management
   Fund - Institutional Shares
   (seven-day effective
   yield 0.130%)                                    13,313,958         13,314
                                                                   ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $13,314)                                              13,314
                                                                   ----------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $279,539)                                            335,637(1)
Other assets and liabilities, net--(0.2)%                                (657)
                                                                   ----------
NET ASSETS--100.0%                                                 $  334,980
                                                                   ==========

~ Subscription receipts were issued upon the expiration of rights in order to guarantee preference right to the common shares. The receipt shares were exercised for common shares on July 21, 2010.

ABBREVIATIONS:

ADR   American Depositary Receipt
ADS   American Depositary Shares

COUNTRY WEIGHTINGS as of 6/30/10 +

India                                                                        24%
Brazil                                                                       23
China                                                                         9
Indonesia                                                                     6
South Africa                                                                  6
Malaysia                                                                      5
Mexico                                                                        4
Other (includes Short-term investments)                                      23
                                                                            ---
Total                                                                       100%
                                                                            ---

+    % of total investments as of June 30, 2010

At June 30, 2010, the Fund had entered into forward currency contracts as follows:

 Contracts                                                          Unrealized
to Receive    In Exchange                  Settlement              Appreciation
  (000's)         for       Counterparty      Date        Value   (Depreciation)
-----------   -----------   ------------   ----------   -------   --------------
BRL  21,372   USD 11,543    Citibank       12/02/10     $11,406       $(138)
INR 143,265   USD  3,068    Citibank       11/18/10       3,039         (29)
INR 133,197   USD  2,842    Citibank       11/18/10       2,825         (17)
INR 273,398   USD  5,794    Citibank       11/18/10       5,799           5
INR 195,444   USD  4,186    Citibank       11/18/10       4,146         (40)
                                                                      -----
                                                                      $(219)
                                                                      =====

 Contracts                                                          Unrealized
  to Sell     In Exchange                  Settlement              Appreciation
  (000's)         for       Counterparty      Date        Value   (Depreciation)
-----------   -----------   ------------   ----------   -------   --------------
BRL  13,361   USD  7,028    Citibank       12/02/10     $ 7,131       $(103)
BRL   8,011   USD  4,208    Citibank       12/02/10       4,276         (68)
INR 541,788   USD 11,714    Citibank       11/18/10      11,492         222
INR 203,516   USD  4,426    Citibank       11/18/10       4,317         109
GBP   4,706   USD  6,874    Citibank       11/17/10       7,031        (157)
                                                                      -----
                                                                      $   3
                                                                      -----
                                                                      $(216)
                                                                      =====

CURRENCIES:

BRL   Brazilian Real
GBP   British Pound Sterling
INR   Indian Rupee
USD   United States Dollar

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                               Level 2 -       Level 3 -
                                   Total Market   Level 1 -   Significant     Significant
                                     Value at      Quoted     Observable    Unobservable
                                  June 30, 2010    Prices       Inputs         Inputs
                                  -------------   ---------   -----------   -------------
ASSETS TABLE
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                    $300,063       $ 93,220     $206,843       $   --*
   Preferred Stock                    22,247         20,720           --        1,527
   Subscription Receipts                  13             --           13           --
   Short-Term Investments             13,314         13,314           --           --
                                    --------       --------     --------       ------
   Total Investments                $335,637       $127,254     $206,856       $1,527
                                    ========       ========     ========       ======
OTHER FINANCIAL INSTRUMENTS:
   Forward Currency Contracts**     $   (216)      $     --     $   (216)      $   --
                                    --------       --------     --------       ------

*    Level 3 Common Stock valued at zero at the beginning and end of the period.

**   Valued at the unrealized appreciation (depreciation) on the investments.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                      Preferred Stocks
                                                      ----------------
INVESTMENT IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2009 .....................      $   --
Accrued discounts/premiums ..........................          --
Realized gain (loss)(a) .............................          --
Change in unrealized appreciation (depreciation)(a)..          --
Net purchases (sales)  ..............................          --
Transfers in and/or out of Level 3(b) ...............       1,527
                                                           ------
BALANCE AS OF JUNE  30, 2010 ........................      $1,527
                                                           ======

(a)  Disclosed in the Statement of Operations under interest income.

(b) "Transfers in and/or out" represent the ending value as of June 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                            VIRTUS VALUE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                   -----------     ----------
COMMON STOCKS--99.3%
CONSUMER DISCRETIONARY--12.0%
Aeropostale, Inc.(2)(17)                                52,300     $    1,498
Autoliv, Inc.(17)                                       29,600          1,416
Big Lots, Inc.(2)                                       36,400          1,168
DIRECTV Class A(2)                                      29,800          1,011
Ford Motor Co.(2)(17)                                  114,600          1,155
Jarden Corp.(17)                                        25,200            677
Macy's, Inc.(17)                                       106,400          1,905
News Corp. Class A                                      53,000            634
Ross Stores, Inc.(17)                                    9,700            517
Time Warner Cable, Inc.                                 11,800            614
TJX Cos., Inc. (The)                                    50,200          2,106
TRW Automotive Holdings
   Corp.(2)(17)                                         43,900          1,210
Viacom, Inc. Class B                                    23,100            725
Whirlpool Corp.(17)                                     16,700          1,467
                                                                   ----------
                                                                       16,103
                                                                   ----------
CONSUMER STAPLES--6.8%
Del Monte Foods Co.(17)                                192,300          2,767
Dr. Pepper Snapple Group,
   Inc.                                                 30,400          1,137
Lorillard, Inc.                                         10,700            770
NBTY, Inc.(2)                                           25,650            872
Procter & Gamble Co. (The)                              15,300            918
Walgreen Co.                                           100,800          2,691
                                                                   ----------
                                                                        9,155
                                                                   ----------
ENERGY--14.8%
Chevron Corp.                                           66,900          4,540
Cimarex Energy Co.                                      18,600          1,331
ConocoPhillips                                          40,310          1,979
Exxon Mobil Corp.                                       34,800          1,986
Murphy Oil Corp.                                        13,800            684
National Oilwell Varco, Inc.                            78,500          2,596
Noble Corp.                                             62,200          1,922
Occidental Petroleum Corp.                              24,600          1,898
Oil States International, Inc.(2)(17)                   19,200            760
ONEOK, Inc.                                             11,000            476
Peabody Energy Corp.                                    45,100          1,765
                                                                   ----------
                                                                       19,937
                                                                   ----------
FINANCIALS--25.3%
ACE Ltd.(17)                                            18,700            963
American Financial Group, Inc.                          75,200          2,054
Arch Capital Group Ltd.(2)(17)                          36,600          2,727
Bank of America Corp.                                  173,000          2,486
Bank of Hawaii Corp.                                    24,100          1,165
Berkshire Hathaway, Inc.
   Class B(2)(17)                                       10,200            813
Capital One Financial Corp.(17)                         23,400            943
CME Group, Inc. Class A                                  7,500          2,112
Endurance Specialty
   Holdings Ltd.(17)                                    52,600          1,974
Goldman Sachs Group, Inc.
   (The)                                                18,700          2,455
JPMorgan Chase & Co.                                    83,300          3,049
PNC Financial Services
   Group, Inc.                                          51,300          2,898
Prosperity Bancshares, Inc.                             23,600            820

                                                      SHARES          VALUE
                                                   -----------     ----------
FINANCIALS--CONTINUED
Senior Housing Properties
   Trust                                                70,900     $    1,426
Travelers Cos., Inc. (The)                              71,100          3,502
Waddell & Reed Financial,
   Inc. Class A                                         34,950            765
Wells Fargo & Co.                                      146,800          3,758
                                                                   ----------
                                                                       33,910
                                                                   ----------
HEALTH CARE--13.2%
Amgen, Inc.(2)                                          38,400          2,020
AstraZeneca plc
   Sponsored ADR(17)                                    60,900          2,870
Endo Pharmaceuticals
   Holdings, Inc.(2)                                    66,800          1,458
Forest Laboratories, Inc.(2)                            40,600          1,114
Humana, Inc.(2)                                         60,700          2,772
Johnson & Johnson(17)                                   37,100          2,191
McKesson Corp.                                          43,300          2,908
Pfizer, Inc.                                            71,300          1,017
UnitedHealth Group, Inc.                                46,000          1,306
                                                                   ----------
                                                                       17,656
                                                                   ----------
INDUSTRIALS--8.4%
Donnelley (R.R.) &
   Sons Co.(17)                                         40,800            668
General Electric Co.                                   158,800          2,290
Joy Global, Inc.                                        32,200          1,613
L-3 Communications
   Holdings, Inc.                                       20,900          1,480
Lockheed Martin Corp.(17)                               13,600          1,013
Raytheon Co.                                            55,800          2,700
URS Corp.(2)                                            37,400          1,472
                                                                   ----------
                                                                       11,236
                                                                   ----------
INFORMATION TECHNOLOGY--5.7%
Computer Sciences Corp.                                 43,200          1,955
Hewlett-Packard Co.                                     23,400          1,013
International Business
   Machines Corp.                                       15,200          1,877
Tyco Electronics Ltd.                                   24,600            624
Western Digital Corp.(2)                                74,200          2,238
                                                                   ----------
                                                                        7,707
                                                                   ----------
MATERIALS--7.4%
Ashland, Inc.                                           45,400          2,107
Crown Holdings, Inc.(2)                                 86,700          2,171
Freeport-McMoRan
   Copper & Gold, Inc.                                  24,300          1,437
International Paper Co.(17)                             82,500     $    1,867
Lubrizol Corp. (The)                                    29,900          2,401
                                                                   ----------
                                                                        9,983
                                                                   ----------
TELECOMMUNICATION SERVICES--3.6%
AT&T, Inc.                                              92,687          2,242
Verizon Communications, Inc.                            90,300          2,530
                                                                   ----------
                                                                        4,772
                                                                   ----------
UTILITIES--2.1%
Integrys Energy Group, Inc.(17)                         16,400            717
NextEra Energy, Inc.                                    23,300          1,136

                                                      SHARES          VALUE
                                                   -----------     ----------
UTILITIES--CONTINUED
Pinnacle West Capital Corp.                             27,300     $      993
                                                                   ----------
                                                                        2,846
                                                                   ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $141,759)                                            133,305
                                                                   ----------
TOTAL LONG-TERM INVESTMENTS--99.3%
(IDENTIFIED COST $141,759)                                            133,305
                                                                   ----------
SHORT-TERM INVESTMENTS--19.7%
MONEY MARKET MUTUAL FUNDS--19.7%
BlackRock Institutional
   Money Market Trust
   (seven-day effective
   yield 0.293%)(18)                                11,023,584         11,024
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.177%)                                     1,122,588          1,123
BlackRock Liquidity Funds
   TempCash Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.197%)(18)                                14,342,202         14,342
                                                                   ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $26,489)                                              26,489
                                                                   ----------
TOTAL INVESTMENTS--119.0%
(IDENTIFIED COST $168,248)                                            159,794(1)
Other assets and liabilities, net--(19.0)%                            (25,537)
                                                                   ----------
NET ASSETS--100.0%                                                 $  134,257
                                                                   ==========

ABBREVIATION:

ADR  American Depositary Receipt

COUNTRY WEIGHTINGS as of 6/30/10 +

United States     93%
Bermuda            3
Switzerland        2
United Kingdom     2
                 ---
Total            100%
                 ---

+    % of total investments as of June 30, 2010

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements).

                             Total Market   Level 1 -
                              Value at       Quoted
                            June 30, 2010    Prices
                            -------------   ---------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks               $133,305     $133,305
   Short-Term Investments        26,489       26,489
                               --------     --------
   Total Investments           $159,794     $159,794
                               ========     ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                          VIRTUS HIGH YIELD INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
CORPORATE BONDS--94.9%
CONSUMER DISCRETIONARY--23.2%
ArvinMeritor, Inc.
   8.125%, 9/15/15                                 $       251     $      242
Ashtead Capital, Inc. 144A
   9.000%, 8/15/16(4)                                      250            246
AutoNation, Inc.
   6.750%, 4/15/18                                          55             54
Baldor Electric Co.
   8.625%, 2/15/17                                         225            234
Brunswick Corp. 144A
   11.250%, 11/1/16 (4)                                    250            276
Cablevision Systems Corp. 144A
   8.000%, 4/15/20 (4)                                      25             25
Cengage Learning Acquisitions, Inc.
   144A 13.250%, 7/15/15 (3)(4)                            120            112
Central Garden & Pet Co.
   8.250%, 3/1/18                                          250            249
Cinemark USA, Inc.
   8.625%, 6/15/19                                         315            318
CSC Holdings, Inc. 144A
   8.625%, 2/15/19 (4)                                     220            232
Dillard's, Inc.
   6.625%, 1/15/18                                         310            284
Eastman Kodak Co. 144A
   9.750%, 3/1/18 (4)                                      125            124
Education Management LLC/
   Education Management
   Finance Corp.
   10.250%, 6/1/16                                          38             40
Gannett Co., Inc. 144A
   9.375%, 11/15/17 (4)                                    250            264
Gaylord Entertainment Co.
   6.750%, 11/15/14                                        250            242
Geo Group, Inc. (The) 144A
   7.750%, 10/15/17 (4)                                    350            354
Goodyear Tire & Rubber Co. (The)
   10.500%, 5/15/16                                        125            137
Great Canadian Gaming Corp. 144A
   7.250%, 2/15/15 (4)                                     125            124
Hanesbrands, Inc.
   8.000%, 12/15/16                                        145            148
Intelsat Corp.
   9.250%, 8/15/14                                         350            360
   9.250%, 6/15/16                                          82             87
Jarden Corp.
   7.500%, 5/1/17                                          415            409
Lamar Media Corp. Series C
   6.625%, 8/15/15                                         495            472
Lear Corp.
   7.875%, 3/15/18                                         300            302
MGM Resorts International 144A
   9.000%, 3/15/20 (4)                                     250            258
Mobile Mini, Inc.
   6.875%, 5/1/15                                          250            233
Nebraska Book Co., Inc.
   10.000%, 12/1/11                                         45             45
Netflix, Inc.
   8.500%, 11/15/17                                        125            131
Penn National Gaming, Inc.
   8.750%, 8/15/19                                         250            258
Penske Automotive Group, Inc.
   7.750%, 12/15/16                                        250            236
Quiksilver, Inc.
   6.875%, 4/15/15                                         200            183

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
CONSUMER DISCRETIONARY--CONTINUED
QVC, Inc. 144A
   7.375%, 10/15/20 (4)                            $       250     $      244
Regal Cinemas Corp.
   8.625%, 7/15/19                                         650            657
Sally Holdings LLC/Sally
   Capital, Inc.
   10.500%, 11/15/16                                       335            360
Scientific Games International, Inc.
   9.250%, 6/15/19                                         335            344
Service Corp. International
   7.625%, 10/1/18                                         250            254
   8.000%, 11/15/21                                        140            141
Sinclair Television Group, Inc.
   8.000%, 3/15/12                                         225            220
Sirius XM Radio, Inc. 144A
   8.750%, 4/1/15 (4)                                      350            347
TRW Automotive, Inc. 144A
   8.875%, 12/1/17 (4)                                     330            342
United Artists Theatre Circuit, Inc.
   Series BE-9,
   9.300%, 7/1/15(6)(8)                                      4              4
   Series BD-1,
   9.300%, 7/1/15(6)(8)                                    121            110
   Series 95-A,
   9.300%, 7/1/15(6)(8)                                    137            125
Unitymedia Hessen GmbH &
   Co. KG/Unitymedia NRW
   GmbH 144A
   8.125%, 12/1/17 (4)                                     390            384
Wendy's/Arby's Restaurants LLC
   10.000%, 7/15/16                                        300            314
WESCO Distribution, Inc.
   7.500%, 10/15/17                                        150            145
Wynn Las Vegas LLC/Wynn
   Las Vegas Capital Corp. 144A
   7.875%, 11/1/17 (4)                                     350            356
                                                                   ----------
                                                                       11,026
                                                                   ----------
CONSUMER STAPLES--7.2%
Ingles Markets, Inc.
   8.875%, 5/15/17                                         240            245
Alliance One International, Inc.
   144A 10.000%, 7/15/16 (4)                               135            138
B&G Foods, Inc.
   7.625%, 1/15/18                                         140            141
Campofrio Food Group SA 144A
   8.250%, 10/31/16 (4)                                    250            298
Chiquita Brands International, Inc.
   8.875%, 12/1/15                                         350            349
Constellation Brands, Inc.
   7.250%, 9/1/16                                          185            188
Cott Beverages, Inc. 144A
   8.375%, 11/15/17 (4)                                    160            162
Dean Foods Co.
   7.000%, 6/1/16                                          400            376
Dole Food Co., Inc.
   8.750%, 7/15/13                                          15             16
   13.875%, 3/15/14                                         33             39
   144A 8.000%, 10/1/16(4)                                 160            161
Prestige Brands, Inc. 144A
   8.250%, 4/1/18 (4)                                      125            127
Revlon Consumer Products Corp.
   144A 9.750%, 11/15/15 (4)                               350            360

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
CONSUMER STAPLES--CONTINUED
Smithfield Foods, Inc.
   144A 10.000%, 7/15/14(4)                        $        50     $       56
   7.750%, 7/1/17                                          365            350
SUPERVALU, Inc.
   8.000%, 5/1/16                                          425            423
                                                                   ----------
                                                                        3,429
                                                                   ----------
ENERGY--16.1%
Berry Petroleum Co.
   10.250%, 6/1/14                                         168            181
Bill Barrett Corp.
   9.875%, 7/15/16                                         176            187
Bristow Group, Inc.
   7.500%, 9/15/17                                         120            115
Chesapeake Energy Corp.
   7.250%, 12/15/18                                        250            259
Cie Generale de
   Geophysique-Veritas
   9.500%, 5/15/16                                         575            587
Complete Production Services, Inc.
   8.000%, 12/15/16                                        245            241
Comstock Resources, Inc.
   8.375%, 10/15/17                                        345            344
Concho Resources, Inc.
   8.625%, 10/1/17                                         250            259
Consol Energy, Inc. 144A
   8.250%, 4/1/20 (4)                                      280            293
Copano Energy LLC/Copano
   Energy Finance Corp.
   8.125%, 3/1/16                                          203            201
Crosstex Energy LP/Crosstex
   Energy Finance Corp.
   8.875%, 2/15/18(14)                                     160            161
Denbury Resources, Inc.
   9.750%, 3/1/16                                          234            254
El Paso Corp.
   8.250%, 2/15/16                                         230            242
Frontier Oil Corp.
   8.500%, 9/15/16                                         235            239
Gulfmark Offshore, Inc.
   7.750%, 7/15/14                                         365            349
Helix Energy Solutions
   Group, Inc. 144A
   9.500%, 1/15/16 (4)                                     250            231
Holly Corp. 144A
   9.875%, 6/15/17 (4)                                     350            361
International Coal Group, Inc.
   9.125%, 4/1/18                                          250            251
Key Energy Services, Inc.
   8.375%, 12/1/14                                         375            375
Linn Energy LLC/Linn Energy
   Finance Corp. 144A
   8.625%, 4/15/20 (4)                                     150            154
MarkWest Energy Partners LP/
   MarkWest Energy Finance Corp.
   Series B
   6.875%, 11/1/14                                         140            135
Parker Drilling Co. 144A
   9.125%, 4/1/18 (4)                                      125            119
Penn Virginia Resource
   Partners LP/Penn Virginia
   Resource Finance Corp.
   8.250%, 4/15/18                                         275            272
Pioneer Drilling Co. 144A
   9.875%, 3/15/18 (4)                                     125            123

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
ENERGY--CONTINUED
Pioneer Natural Resources Co.
   6.650%, 3/15/17                                 $       115     $      116
Plains Exploration & Production Co.
   7.000%, 3/15/17                                         335            322
   7.625%, 6/1/18                                          270            265
Pride International, Inc.
   8.500%, 6/15/19                                         120            125
Range Resources Corp.
   7.500%, 10/1/17                                         125            127
Regency Energy Partners LP/
   Regency Energy Finance Corp.
   144A 9.375%, 6/1/16 (4)                                 125            133
Rosetta Resources, Inc. 144A
   9.500%, 4/15/18 (4)                                     250            250
Swift Energy Co.
   8.875%, 1/15/20                                         250            248
Tesoro Corp.
   9.750%, 6/1/19                                          125            130
                                                                   ----------
                                                                        7,649
                                                                   ----------
FINANCIALS--7.5%
Ally Financial, Inc.
   0.000%, 6/15/15(3)                                      590            372
CEDC Finance Corp
   International, Inc. 144A
   9.125%, 12/1/16 (4)                                     310            301
CIT Group, Inc.
   7.000%, 5/1/17                                          525            475
Ford Motor Credit Co. LLC
   7.000%, 4/15/15                                         225            223
   8.125%, 1/15/20                                         475            486
Hertz Corp. (The)
   8.875%, 1/1/14                                          250            254
Host Hotels & Resorts LP
   Series O,
   6.375%, 3/15/15                                          90             89
Inergy LP/Inergy Finance Corp.
   8.750%, 3/1/15                                          233            238
ING Capital Funding Trust III
   8.439%, 12/31/49(3)                                     210            184
International Lease Finance Corp.
   144A 8.625%, 9/15/15(4)                                  20             19
   144A 8.750%, 3/15/17(4)                                 370            351
Martin Midstream Partners LP/
   Martin Midstream Finance Corp.
   144A 8.875%, 4/1/18 (4)                                 250            249
National Money Mart Co. 144A
   10.375%, 12/15/16 (4)                                   225            229
Ventas Realty LP/Ventas
   Capital Corp. Series 1,
   6.500%, 6/1/16                                           70             71
                                                                   ----------
                                                                        3,541
                                                                   ----------
HEALTH CARE--7.2%
Community Health Systems, Inc.
   8.875%, 7/15/15                                         510            527
DaVita, Inc.
   7.250%, 3/15/15                                         235            236
Elan Finance plc/Elan Finance Corp.
   144A 8.750%, 10/15/16 (4)                               250            244
Healthsouth Corp.
   8.125%, 2/15/20                                         250            247

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
HEALTH CARE--CONTINUED
Inverness Medical Innovations, Inc.
   9.000%, 5/15/16                                 $       425     $      427
Mylan, Inc. 144A
   7.875%, 7/15/20 (4)                                     350            359
Omnicare, Inc.
   7.750%, 6/1/20                                          117            120
Patheon, Inc. 144A
   8.625%, 4/15/17 (4)                                     150            150
Res-Care, Inc.
   7.750%, 10/15/13                                        250            247
Select Medical Corp.
   7.625%, 2/1/15                                          255            241
Talecris Biotherapeutics
   Holdings Corp. 144A
   7.750%, 11/15/16 (4)                                    300            321
Valeant Pharmaceuticals
   International 144A
   7.625%, 3/15/20 (4)                                     270            320
                                                                   ----------
                                                                        3,439
                                                                   ----------
INDUSTRIALS--14.6%
Altra Holdings, Inc. 144A
   8.125%, 12/1/16 (4)                                     240            239
BE Aerospace, Inc.
   8.500%, 7/1/18                                          250            263
Belden, Inc.
   9.250%, 6/15/19(4)                                      376            399
Biomet, Inc.
   11.625%, 10/15/17                                       130            141
Case New Holland, Inc. 144A
   7.875%, 12/1/17 (4)                                      37             38
Columbus McKinnon Corp.
   8.875%, 11/1/13                                         250            253
Deluxe Corp.
   7.375%, 6/1/15                                          120            120
DI Finance/DynCorp International,
   Inc. Series B,
   9.500%, 2/15/13                                         460            474
Dycom Industries, Inc.
   8.125%, 10/15/15                                        447            443
DynCorp International, Inc.
   144A 10.375%, 7/1/17 (4)                                148            149
FTI Consulting, Inc.
   7.625%, 6/15/13                                         250            251
Gardner Denver, Inc.
   8.000%, 5/1/13                                          115            118
Gibraltar Industries, Inc.
   Series B
   8.000%, 12/1/15                                         375            364
Goodman Global Group, Inc.
   144A 0.000%, 12/15/14 (3)(4)                            325            200
Great Lakes Dredge & Dock Corp.
   7.750%, 12/15/13                                        125            124
H&E Equipment Services, Inc.
   8.375%, 7/15/16                                         250            236
HeidelbergCement AG
   8.500%, 10/31/19                                        500            619
Interline Brands, Inc.
   8.125%, 6/15/14                                         250            252
Iron Mountain, Inc.
   8.375%, 8/15/21                                         375            384
Kansas City Southern de
   Mexico SA de CV 144A
   8.000%, 2/1/18 (4)                                      125            130

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
INDUSTRIALS--CONTINUED
Live Nation Entertainment, Inc.
   144A 8.125%, 5/15/18 (4)                        $       250     $      244
Manitowoc Co., Inc. (The)
   9.500%, 2/15/18                                         209            210
MasTec, Inc.
   7.625%, 2/1/17                                          250            244
Moog, Inc.
   7.250%, 6/15/18                                         110            108
Oshkosh Corp.
   8.500%, 3/1/20                                          125            131
Reynolds Group Issuer, Inc./
   Reynolds Group Issuer LLC
   144A 7.750%, 10/15/16 (4)                               120            118
Texas Industries, Inc.
   Series UNRE
   7.250%, 7/15/13                                         245            238
TransDigm, Inc.
   7.750%, 7/15/14                                         220            222
Triumph Group, Inc.
   8.000%, 11/15/17                                        240            230
                                                                   ----------
                                                                        6,942
                                                                   ----------
INFORMATION TECHNOLOGY--1.7%
Advanced Micro Devices, Inc.
   144A 8.125%, 12/15/17 (4)                               325            325
Equinix, Inc.
   8.125%, 3/1/18                                          225            231
SunGard Data Systems, Inc.
   9.125%, 8/15/13                                         245            250
Viasat, Inc.
   8.875%, 9/15/16                                          20             21
                                                                   ----------
                                                                          827
                                                                   ----------
MATERIALS--4.1%
Arch Coal, Inc. 144A
   8.750%, 8/1/16 (4)                                      125            131
Huntsman International LLC
   144A 8.625%, 3/15/20 (4)                                250            232
Nalco Finance Holdings, Inc.
   9.000%, 2/1/14(3)                                       132            135
Nova Chemicals Corp.
   8.625%, 11/1/19                                         125            124
Olin Corp.
   8.875%, 8/15/19                                         225            240
PE Paper Escrow GmbH 144A
   12.000%, 8/1/14 (4)                                     300            330
PH Glatfelter Co.
   7.125%, 5/1/16                                          250            245
Solutia, Inc.
   7.875%, 3/15/20                                         245            245
Steel Dynamics, Inc.
   7.625%, 3/15/20(4)                                      125            125
Westlake Chemical Corp.
   6.625%, 1/15/16                                         140            135
                                                                   ----------
                                                                        1,942
                                                                   ----------
TELECOMMUNICATION SERVICES--10.0%
Cincinnati Bell, Inc.
   8.250%, 10/15/17                                        250            235
Citizens Communications Corp.
   7.125%, 3/15/19                                          77             72
Crown Castle International Corp.
   7.125%, 11/1/19                                          25             25

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
TELECOMMUNICATION SERVICES--CONTINUED
Frontier Communications Corp.
   8.125%, 10/1/18                                 $       475     $      474
GCI, Inc. 144A
   8.625%, 11/15/19 (4)                                    120            120
Global Crossing Ltd. 144A
   12.000%, 9/15/15 (4)                                    240            256
Hughes Network Systems LLC/
   Hughes Network Systems
   Finance Corp.
   9.500%, 4/15/14                                         370            377
MetroPCS Wireless, Inc.
   9.250%, 11/1/14                                         125            129
Nextel Communications, Inc.
   Series C,
   5.950%, 3/15/14                                         575            536
NII Capital Corp.
   8.875%, 12/15/19(14)                                    335            340
PAETEC Holding Corp.
   9.500%, 7/15/15                                         235            230
Qwest Communications
   International, Inc. 144A
   8.000%, 10/1/15(4)                                      250            258
SBA Telecommunications, Inc.
   144A 8.250%, 8/15/19 (4)                                108            114
tw telecom holdings, Inc.
   144A 8.000%, 3/1/18 (4)                                 250            256
Virgin Media Finance plc
   8.375%, 10/15/19                                        325            331
Wind Acquisition Holdings
   Finance S.p.A. PIK Interest
   Capitalization 144A
   12.250%, 7/15/17 (4)                                    400            366
Windstream Corp.
   7.000%, 3/15/19                                         675            626
                                                                   ----------
                                                                        4,745
                                                                   ----------
UTILITIES--3.3%
AES Corp.
   8.000%, 10/15/17                                        375            381
AmeriGas Partners LP/
   AmeriGas Eagle Finance Corp.
   7.125%, 5/20/16                                         120            120
Ferrellgas Partners LP
   144A 9.125%, 10/1/17(4)                                 325            340
   8.625%, 6/15/20                                         160            161
NRG Energy, Inc.
   7.375%, 1/15/17                                         395            392
PNM Resources, Inc.
   9.250%, 5/15/15                                         162            173
                                                                   ----------
                                                                        1,567
                                                                   ----------

TOTAL CORPORATE BONDS
(IDENTIFIED COST $44,336)                                              45,107
                                                                   ----------
TOTAL LONG-TERM INVESTMENTS--94.9%
(IDENTIFIED COST $44,336)                                              45,107
                                                                   ----------

                                                      SHARES          VALUE
                                                   -----------     ----------
SHORT-TERM INVESTMENTS--3.6%
MONEY MARKET MUTUAL FUNDS--3.6%
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.177%)                                     1,718,905     $    1,719

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,719)                                                1,719

TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $46,055)                                              46,826(1)
Other Assets and Liabilities--1.5%                                        716
                                                                   ----------
NET ASSETS--100.0%                                                 $   47,542
                                                                   ==========

ABBREVIATIONS:

PIK   Payment-in-Kind Security

COUNTRY WEIGHTINGS as of 6/30/10 +

United States      91%
Germany             2
Austria             1
Canada              1
France              1
Italy               1
United Kingdom      1
Other               2
                  ---
Total             100%
                  ---

+    % of total investments as of June 30, 2010

At June 30, 2010, the Fund had entered into forward currency contracts as follows:

Contracts                                                           Unrealized
 to Sell    In Exchange                      Settlement            Appreciation
 (000's)        for         Counterparty        Date      Value   (Depreciation)
---------   -----------   ----------------   ----------   -----   --------------
EUR 250       USD 308     Bank of New York     8/31/10     $306        $  2
EUR 500       USD 600     Bank of New York     8/31/10      611         (11)
                                                                       ----
                                                                       $ (9)
                                                                       ====

CURRENCIES:

EUR   Euro
USD   United States Dollar

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                               Level 2 -       Level 3 -
                                   Total Market   Level 1 -   Significant     Significant
                                     Value at      Quoted     Observable    Unobservable
                                  June 30, 2010    Prices       Inputs         Inputs
                                  -------------   ---------   -----------   -------------
ASSETS TABLE
INVESTMENT IN SECURITIES:
Debt Securities:
   Corporate Bonds                   $45,107       $   --       $44,868        $239
Equity Securities:
   Short-Term Investments              1,719        1,719            --          --
                                     -------       ------       -------        ----
   Total Investments                 $46,826       $1,719       $44,868        $239
                                     =======       ======       =======        ====
Other Financial Instruments:
   Forward Currency Contracts*       $    (9)      $   --       $    (9)       $ --
                                     -------       ------       -------        ----

*    Valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                            Corporate
                                                              Debt
                                                            ---------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2009                               $252
Accrued discounts/premiums(a) ...........................        1
Realized gain (loss)(b) .................................       --
Change in unrealized appreciation (depreciation)(b) .....        4
Net purchases (sales)(c) ................................      (18)
Transfers in and/or out of Level 3(d) ...................       --
                                                              ----
BALANCE AS OF JUNE 30, 2010 .............................     $239
                                                              ====

(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns.

(d) "Transfers in and/or out" represent the ending value as of June 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
U.S. GOVERNMENT SECURITIES--21.8%
U.S. Treasury Bond
   8.125%, 8/15/19                                 $       320     $      456
U.S. Treasury Inflation Indexed Bond
   1.375%, 1/15/20 (14)                                    360            372
U.S. Treasury Note
   1.125%, 1/15/12                                         165            167
   3.375%, 7/31/13                                       1,280          1,372
   2.000%, 11/30/13                                        502            515
   1.875%, 4/30/14                                          95             97
   4.000%, 2/15/15                                         325            359
   2.500%, 4/30/15                                       1,000          1,036
   4.625%, 11/15/16                                        675            770
   3.750%, 11/15/18                                      1,510          1,627
   3.375%, 11/15/19                                        850            880
                                                                   ----------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $7,436)                                                7,651
                                                                   ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS--46.8%
FDIC Structured Sale
   Guaranteed Notes 10-LA1, A2
   144A 0.000%, 10/25/12 (4)                               500            482
FDIC Guaranteed
   Morgan Stanley
   3.250%, 12/1/11                                       1,100          1,140
   Wells Fargo & Co.
   3.000%, 12/9/11                                         500            517
   Bank of America Corp. Series L
   2.100%, 4/30/12                                       1,120          1,147
   General Electric Capital Corp.
   2.200%, 6/8/12                                        1,000          1,026
   JPMorgan Chase & Co.
   2.200%, 6/15/12                                       1,000          1,028
   Goldman Sachs Group, Inc.
   3.250%, 6/15/12                                       1,000          1,047
FFCB
   3.875%, 10/7/13                                       1,000          1,081
   2.625%, 4/17/14                                       1,000          1,039
FHLB
   1.625%, 3/20/13                                         115            117
   5.500%, 7/15/36                                         480            545
FHLMC
   2.125%, 3/23/12                                       1,000          1,025
   4.500%, 7/15/13                                         775            853
   4.125%, 9/27/13                                         900            981
FNMA
   3.625%, 8/15/11                                         700            724
Israel Government AID Bond
   5.500%, 9/18/23                                       1,500          1,754
Rowan Cos., Inc.
   6.150%, 7/1/10                                          184            184

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
Small Business Administration
   09-P10A, 1
   4.727%, 2/10/19                                 $       537     $      560
   Participation Certificates
   09-20B, 1,
   4.760%, 2/1/29                                          478            512
   Participation Certificates
   09-20F, 1,
   4.950%, 6/1/29                                          617            667
                                                                   ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $15,523)                                              16,429
                                                                   ----------
MUNICIPAL BONDS--0.5%
LOUISIANA--0.5%
Public Facilities Authority,
   System Restoration Projects
   Taxable Series 08-ELL, A1
   4.500%, 2/1/14                                          158            161
                                                                   ----------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $158)                                                    161
                                                                   ----------
MORTGAGE-BACKED SECURITIES--27.9%
AGENCY--27.8%
FHLMC
   5.589%, 4/1/37 (3)                                      186            198
FHLMC (Interest Only) 202
   6.500%, 4/1/29                                           56             11
FNMA
   11.000%, 12/1/15                                          8              9
   5.500%, 6/1/28                                          711            765
   6.500%, 5/1/36                                          283            314
   5.000%, 2/1/38                                          561            595
   5.000%, 6/1/40                                          635            673
FNMA Grantor Trust
   01-T2, A 5.780%, 11/25/10                               169            169
   02-T3, B 5.763%, 12/25/11                             2,000          2,127
FNMA REMIC (Interest Only) 97-20
   1.840%, 3/25/27 (6)                                     419             11
GNMA
   8.000%, 3/15/23                                           6              7
   7.000%, 8/15/23                                          52             58
   3.125%, 10/20/25(3)                                       6              6
   8.000%, 11/15/26                                         56             64
   5.500%, 1/15/33                                         344            375
GNMA Structured Securities
   04-45, A 4.020%, 12/16/21                               514            524
   05-9, A 4.026%, 5/16/22                                  83             84
   02-53, B 5.552%, 5/16/26                                 26             26
   06-9, A 4.201%, 8/16/26                                 317            324
   04-78, C 4.658%, 4/16/29                                250            267
   07-75, A 4.747%, 4/16/29                                400            413
   03-88, CA 4.746%, 1/16/30                               301            317
   06-63, A 4.255%, 2/16/32                                351            368
   03-48, C 4.891%, 7/16/34                              1,000          1,089
   08-78, C 4.420%, 1/16/37                                620            664
   05-79, B 4.646%, 8/16/39                                285            302
                                                                   ----------
                                                                        9,760
                                                                   ----------

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
NON-AGENCY--0.1%
Structured Asset Securities Corp.
   (Interest Only) 98-RF3, A 144A
   6.100%, 6/15/28 (4)(7)                          $       333     $       41
                                                                   ----------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,501)                                                9,801
                                                                   ----------
ASSET-BACKED SECURITIES--0.8%
AEP Texas Central Transition
   Funding LLC 06-A, A5
   5.306%, 7/1/20                                          250            287
                                                                   ----------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $250)                                                    287
                                                                   ----------
TOTAL LONG-TERM INVESTMENTS--97.8%
(IDENTIFIED COST $32,868)                                              34,329
                                                                   ----------

                                                      SHARES
                                                   -----------
SHORT-TERM INVESTMENTS--6.4%
MONEY MARKET MUTUAL FUNDS--6.4%
AIM Short-Term Investment
   Treasury Portfolio (The) -
   Institutional Shares
   (seven-day effective
    yield 0.040%)                                      662,383            662
BlackRock Liquidity Funds
   FedFund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.059%)                                     1,600,709          1,601
                                                                   ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,263)                                                2,263
                                                                   ----------
TOTAL INVESTMENTS--104.3%
(IDENTIFIED COST $35,131)                                              36,592(1)
Other Assets and Liabilities--(4.3)%                                   (1,492)
                                                                   ----------
NET ASSETS--100.0%                                                 $   35,100
                                                                   ==========

ABBREVIATIONS:

FDIC    Federal Deposit Insurance Corporation
FFCB    Federal Farm Credit Bank
FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA    Federal National Mortgage Association ("Fannie Mae")
GNMA    Government National Mortgage Association ("Ginnie Mae")
REMIC   Real Estate Mortgage Investment Conduit

     Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                               Level 2 -      Level 3 -
                                   Total Market   Level 1 -   Significant    Significant
                                     Value at      Quoted      Observable    Unobservable
                                  June 30, 2010    Prices        Inputs         Inputs
                                  -------------   ---------   -----------   -------------
INVESTMENT IN SECURITIES:
Debt Securities:
   Asset-Backed Securities           $   287        $   --      $   287         $--
   Mortgage-Backed Securities          9,801            --        9,749          52
   Municipal Bonds                       161            --          161          --
   U.S. Government and Agency
      Securities                      24,080            --       24,080          --
Equity Securities:
   Short-Term Investments              2,263         2,263           --          --
                                     -------        ------      -------         ---
   Total Investments                 $36,592        $2,263      $34,277         $52
                                     =======        ======      =======         ===

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                           Mortgage-Backed
                                                              Securities
                                                           ----------------
INVESTMENT IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2009 ........................          $--
Accrued discounts/premiums(a)...........................           --
Realized gain (loss)(b) ................................           --
Change in unrealized appreciation (depreciation)(b) ....           --
Net purchases (sales)(c)................................           --
Transfers in and/or out of Level 3(d) ..................           52
                                                                  ---
BALANCE AS OF JUNE  30, 2010 ...........................          $52
                                                                  ===

(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns.

(d) "Transfers in and/or out" represent the ending value as of June 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
MUNICIPAL BONDS(12)--97.9%
ALABAMA--13.1%
Jefferson County Limited
   Obligation
   Series A, 5.250%, 1/1/17                        $     6,000     $    5,631
   Series A, 5.500%, 1/1/21                              2,415          2,192
Marshall County Health Care
   Authority Series A,
   6.250%, 1/1/22                                          770            792
State Drinking Water Finance
   Authority Series 02-A,
   (AMBAC Insured)
   5.000%, 8/15/14                                       2,875          2,997
                                                                   ----------
                                                                       11,612
                                                                   ----------
ARIZONA--3.9%
Salt Verde Financial Corp.
   Series 07,
   5.250%, 12/1/20                                       2,400          2,444
State School Facilities Board
   Certificates of Participation
   Series 08,
   5.250%, 9/1/23                                        1,000          1,064
                                                                   ----------
                                                                        3,508
                                                                   ----------
CALIFORNIA--6.2%
City of Lodi Wastewater System
   Certificates of Participation
   Series A, (NATL-RE Insured)
   5.500%, 10/1/18                                       1,535          1,681
Health Facility Authority, Catholic
   Health System Series K,
   5.125%, 7/1/22                                        1,755          1,811
State of California
   5.000%, 10/1/23                                       1,000          1,003
   6.000%, 11/1/35                                       1,000          1,064
                                                                   ----------
                                                                        5,559
                                                                   ----------
COLORADO--5.9%
Gunnison Watershed School
   District No. 1-J Series 09,
   5.250%, 12/1/22                                         500            570
Public Authority For Colorado
   Energy, Natural Gas Purchase
   Series 08,
   6.125%, 11/15/23                                      1,600          1,726
University of Colorado Series A,
   5.625%, 6/1/22                                        2,500          2,916
                                                                   ----------
                                                                        5,212
                                                                   ----------
DISTRICT OF COLUMBIA--0.6%
Metropolitan Washington Airport
   Authority, Dulles Airport
   Metrorail Series Lien A-09,
   5.125%, 10/1/32                                         500           523
                                                                   ----------
FLORIDA--1.2%
Miami Dade County Educational
   Facilities Authority, University
   of Miami Series A,
   5.250%, 4/1/18                                        1,000         1,082
                                                                   ----------

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
ILLINOIS--7.4%
Development Finance Authority
   DePaul University Series C,
   5.625%, 10/1/20                                 $     1,000     $    1,072
Educational Facilities Authority
   University of Chicago Series A,
   5.250%, 7/1/22                                        3,000          3,165
State Finance Authority,
   KishHealth System Obligated
   Group, Series 08,
   4.750%, 10/1/18                                         700            723
University of Illinois, Auxiliary
   Facilities Series A,
   5.000%, 4/1/23 (19)                                   1,500          1,586
                                                                   ----------
                                                                        6,546
                                                                   ----------
INDIANA--3.0%
Indiana University
   (AMBAC Insured)
   5.250%, 11/15/17                                      1,055          1,198
   Series A,
   5.250%, 6/1/23                                        1,320          1,503
                                                                   ----------
                                                                        2,701
                                                                   ----------
IOWA--1.3%
State Prison Infrastructure
   Funding
   5.000%, 6/15/22                                       1,000          1,125
                                                                   ----------
MARYLAND--3.9%
City of Baltimore, Convention
   Center Series 06-A,
   (XLCA Insured)
   5.250%, 9/1/23                                        2,500          2,335
State Health & Higher
   Educational Facilities Authority,
   Anne Arundel Health System
   Series A,
   6.750%, 7/1/29                                        1,000          1,151
                                                                   ----------
                                                                        3,486
                                                                   ----------
MASSACHUSETTS--5.1%
Commonwealth of Massachusetts
   Series C, (AGM Insured)
   5.250%, 8/1/23                                          800            907
   Series B,
   0.180%, 3/1/26(3)                                     1,000          1,000
State Educational Financing
   Authority, I Series A,
   5.500%, 1/1/22                                        1,500          1,599
State Health & Educational
   Facilities Authority, Partners
   Healthcare System Series J-1,
   5.250%, 7/1/29                                        1,000          1,048
                                                                   ----------
                                                                        4,554
                                                                   ----------
MICHIGAN--4.6%
City of Detroit Sewer Disposal
   Series Lien B, (AGM Insured)
   7.500%, 7/1/33                                        2,500          3,004
State of Michigan Highway
   Improvements (AGM Insured)
   5.250%, 9/15/19                                       1,015          1,117
                                                                   ----------
                                                                        4,121
                                                                   ----------

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
MISSOURI--4.4%
State Health & Educational
   Facilities Authority,
   University of Washington
   Series A,
   0.170%, 9/1/30(3)                               $     1,100     $    1,100
   St. Louis University
   Series B-2,
   0.120%, 10/1/35(3)                                    2,850          2,850
                                                                   ----------
                                                                        3,950
                                                                   ----------
MONTANA--1.1%
State Facility Finance Authority,
   Sisters of Charity
   Leavenworth Health Systems
   4.500%, 1/1/24                                        1,000            996
                                                                   ----------
NEBRASKA--1.3%
University of Nebraska Lincoln
   College Series A,
   5.000%, 7/1/22                                        1,000          1,118
                                                                   ----------
NEW JERSEY--3.3%
State Economic Development
   Authority, Series O,
   5.250%, 3/1/21                                        2,725          2,933
                                                                   ----------
NEW YORK--6.8%
City of New York Series C,
   0.180%, 10/1/23 (3)                                   1,000          1,000
City of New York, Industrial
   Development Agency,
   Queens Baseball Stadium
   Project (AMBAC Insured)
   5.000%, 1/1/20                                          900            898
   (AGC Insured)
   6.125%, 1/1/29                                          500            556
City of New York, Municipal
   Water Finance Authority,
   Water & Sewer Series A-09,
   5.500%, 6/15/21                                         500            591
   5.500%, 6/15/22                                         525            619
   5.625%, 6/15/24                                       1,050          1,231
   5.750%, 6/15/40                                       1,000          1,125
                                                                   ----------
                                                                        6,020
                                                                   ----------
OHIO--5.2%
Franklin County, American
   Chemical Society Project
   Development
   5.500%, 10/1/12                                       4,600          4,646
                                                                   ----------
PENNSYLVANIA--3.8%
State Turnpike Commission Authority,
   Sub-Series C, (AGC Insured)
   6.000%, 6/1/23                                        1,000          1,165
   Sub-Series B,
   5.750%, 6/1/39                                        2,000          2,180
                                                                   ----------
                                                                        3,345
                                                                   ----------

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
PUERTO RICO--8.3%
Commonwealth of Puerto Rico,
   Electric Power Authority,
   Series ZZ
   5.250%, 7/1/22                                  $     3,000     $    3,189
Puerto Rico Sales Tax Financing
   Corp. First Sub-Series B,
   6.125%, 8/1/29                                        4,000          4,161
                                                                   ----------
                                                                        7,350
                                                                   ----------
TENNESSEE--1.2%
Metropolitan Government of
   Nashville & Davidson County
   Convention Center Authority,
   Series A-1,
   5.000%, 7/1/21                                        1,000          1,072
                                                                   ----------
TEXAS--2.6%
State Municipal Gas Acquisition
   & Supply Corp. II
   0.800%, 9/15/27(3)                                    3,000          2,303
                                                                   ----------
WISCONSIN--3.7%
State of Wisconsin Series A,
   6.000%, 5/1/33                                        3,000          3,313
                                                                   ----------

TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $85,523)                                              87,075
                                                                   ----------
TOTAL LONG-TERM INVESTMENTS--97.9%
(IDENTIFIED COST $85,523)                                              87,075
                                                                   ----------

                                                     SHARES           VALUE
                                                   -----------     ----------
SHORT-TERM INVESTMENTS--2.5%
MONEY MARKET MUTUAL FUNDS--2.5%
AIM Tax-Free Cash Reserve
   Portfolio (The) - Institutional
   Shares (seven-day effective
   yield 0.090%)                                       342,568     $      343
Goldman Sachs Financial
   Square Funds - Tax-Free
   Money Market Fund -
   Institutional Shares
   (seven-day effective
   yield 0.140%)                                     1,846,385          1,846
                                                                   ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,189)                                                2,189
                                                                   ----------
TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $87,712)                                              89,264(1)
Other assets and liabilities, net--(0.4)%                                (342)
                                                                   ----------
NET ASSETS--100.0%                                                 $   88,922
                                                                   ==========

ABBREVIATIONS:

AGC   Assured Guaranty Corp.
AGM   Assured Guaranty Municipal Corp. (formerly Financial Security Assurance,
      Inc.)
AMBAC American Municipal Bond Assurance Corporation
NATL  National Public Finance Guarantee Corp.
XLCA  XL Capital Assurance

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                      Level 2 -
                                          Total Market   Level 1 -   Significant
                                            Value at      Quoted      Observable
                                         June 30, 2010    Prices        Inputs
                                         -------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   Municipal Securities                     $87,075        $   --      $87,075
Equity Securities:
   Short-Term Investments                     2,189         2,189           --
                                            -------        ------      -------
   Total Investments                        $89,264        $2,189      $87,075
                                            =======        ======      =======

There are no Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
U.S. GOVERNMENT SECURITIES--13.5%
U.S. Treasury Inflation Indexed Bond
   1.375%, 1/15/20(14)                             $       960     $      991
U.S. Treasury Note
   4.000%, 2/15/15                                       2,615          2,886
   4.625%, 11/15/16                                      4,810          5,489
   3.625%, 8/15/19                                         600            635
   3.375%, 11/15/19                                        800            829
                                                                   ----------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $10,434)                                              10,830
                                                                   ----------
MUNICIPAL BONDS--2.4%
LOUISIANA--1.6%
Public Facilities Authority,
   System Restoration Projects
   Taxable Series 08-ELL, A1
   4.500%, 2/1/12                                        1,232          1,251
                                                                   ----------
OHIO--0.8%
State Major New Infrastructure
   Project Build America Taxable
   Series 2
   3.000%, 6/15/15                                         680            685
                                                                   ----------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $1,912)                                                1,936
                                                                   ----------
MORTGAGE-BACKED SECURITIES--23.4%
AGENCY--1.2%
FNMA
   6.000%, 5/1/16                                          220            239
   10.500%, 12/1/16                                          1              1
   5.000%, 5/1/18                                          294            319
   9.000%, 10/1/25                                           1              2
FNMA REMIC
   97-70, PE
   0.000%, 4/25/22                                         183            173
   (Interest Only)
   97-20 0.000%, 3/25/27(3)(6)                           1,211             31
GNMA
   7.000%, 6/15/23                                          27             31
   7.000%, 7/15/23                                           4              4
   7.000%, 9/15/23                                          33             37
   7.000%, 9/15/23                                           7              8
   7.000%, 1/15/24                                          22             24
   7.000%, 9/15/24                                          27             30
   7.000%, 7/15/25                                          24             27
   7.000%, 7/15/25                                          11             13
   7.000%, 7/15/25                                          17             19
                                                                   ----------
                                                                          958
                                                                   ----------
NON-AGENCY--22.2%
Adjustable Rate Mortgage Trust
   05-11, 2A42
   5.071%, 2/25/36(3)                                    4,455          1,843
Bear Stearns Commercial
   Mortgage Securities, Inc.
   06-PW14, AAB
   5.171%, 12/11/38                                        955          1,025
   07-PW15, A2
   5.205%, 2/11/44                                       1,450          1,498
Countrywide Alternative Loan Trust
   04-22CB, 1A1
   6.000%, 10/25/34                                      1,444          1,454

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
NON-AGENCY--CONTINUED
   04-24CB, 1A1
   6.000%, 11/25/34                                $     1,032     $    1,005
Deutsche Alt-A Securities,
   Inc. 05-3, 4A5
   5.250%, 6/25/35                                         735            661
DLJ Mortgage Acceptance
   Corp. 96-I, (Principal Only) 144A
   0.000%, 9/18/11 (4)(7)                                    4              4
First Horizon Alternative
   Mortgage Security 05-FA8, 1A18
   5.500%, 11/25/35                                        826            718
GMAC Mortgage Corp. Loan
   Trust 05-AR3, 3A3
   3.258%, 6/19/35(3)                                      531            508
Greenwich Capital Commercial
   Funding Corp. 07-GG9, A4
   5.444%, 3/10/39                                       1,000          1,002
GSR Mortgage Loan Trust
   04-10F, 1A1
   4.500%, 8/25/19                                         261            262
Lehman Brothers-UBS
   Commercial Mortgage Trust
   05-C5, A3
   4.964%, 9/15/30                                         797            820
Morgan Stanley Capital I
   06-T23, A2
   5.915%, 8/12/41(3)                                    1,770          1,812
Morgan Stanley Mortgage Loan
   Trust 06-7, 5A2
   5.962%, 6/25/36(3)                                    1,800            988
Residential Funding Mortgage
   Securities II, Inc. 01-HS2, A5
   7.420%, 4/25/31(3)                                      229            207
Residential Funding Securities
   LLC 03-RM2, AII
   5.000%, 5/25/18(3)                                      784            808
Structured Asset Securities Corp.
   03-34A, 6A
   4.886%, 11/25/33(3)                                   1,243          1,191
   05-2XS, 2A2
   1.847%, 2/25/35(3)                                      747            552
Structured Asset Securities Corp.
   (Interest Only) 98-RF3, A 144A
   6.100%, 6/15/28(4)(7)                                   839            105
Washington Mutual Alternative
   Mortgage Pass-Through
   Certificates 05-6, 2A7
   5.500%, 8/25/35                                       1,538          1,397
                                                                   ----------
                                                                       17,860
                                                                   ----------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $22,521)                                              18,818
                                                                   ----------
ASSET-BACKED SECURITIES--13.4%
Ally Auto Receivables
   Trust 10-2, A4
   2.090%, 5/15/15                                       1,100          1,106
Avis Budget Rental Car
   Funding AESOP LLC
   09-2A, A 144A
   5.680%, 2/20/14(4)                                      600            640
Capital Auto Receivables Asset
   Trust 07-3, A4
   5.210%, 3/17/14                                       1,870          1,936

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
Capital One Multi-Asset Execution
   Trust 03-B5, B5
   4.790%, 8/15/13                                 $     2,480     $    2,505
CitiFinancial Auto Issuance
   Trust 09-1, A2 144A
   1.830%, 11/15/12 (4)                                  1,321          1,325
E*Trade RV & Marine Trust
   04-1, A3
   3.620%, 10/8/18                                          24             24
Honda Auto Receivables Owner
   Trust 10-1, A4
   1.980%, 5/23/16                                         250            254
USAA Auto Owner Trust
   07-2, A3
   4.900%, 2/15/12                                          35             36
   09-2, A4
   2.530%, 7/15/15                                       1,955          2,010
World Omni Automobile Lease
   Securitization Trust 09-A, A3
   1.650%, 2/15/13                                         945            951
                                                                   ----------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $10,583)                                              10,787
                                                                   ----------
CORPORATE BONDS--44.1%
CONSUMER DISCRETIONARY--2.6%
Disney Walt Co. (The)
   5.625%, 9/15/16                                         935          1,089
Time Warner Cable, Inc.
   5.000%, 2/1/20                                        1,000          1,023
                                                                   ----------
                                                                        2,112
                                                                   ----------
CONSUMER STAPLES--1.7%
Heinz (H.J.) Co.
   5.350%, 7/15/13                                       1,220          1,341
                                                                   ----------
ENERGY--2.1%
Devon Financing Corp.
   6.875%, 9/30/11                                       1,550          1,655
                                                                   ----------
FINANCIALS--20.7%
AvalonBay Communities, Inc.
   5.750%, 9/15/16                                         425            464
Bank of America Corp.
   6.250%, 4/15/12                                       1,065          1,132
Boeing Capital Corp.
   3.250%, 10/27/14                                        725            755
Capital One Financial Corp.
   6.150%, 9/1/16                                          980          1,037
Caterpillar Financial Service Corp.
   5.125%, 10/12/11                                      1,000          1,050
Citigroup, Inc.
   5.100%, 9/29/11                                       1,000          1,028
ConocoPhillips Canada
   Funding Co. I
   5.625%, 10/15/16                                        685            796
General Electric Capital Corp.
   4.875%, 3/4/15                                          230            246
HSBC Finance Corp.
   6.375%, 10/15/11                                      1,850          1,933
   4.750%, 7/15/13                                         465            487
International Business Machines
   International Group Capital LLC
   5.050%, 10/22/12                                        800            869
John Deere Capital Corp.
   5.100%, 1/15/13                                         750            814

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
FINANCIALS--CONTINUED
JPMorgan Chase & Co.
   5.125%, 9/15/14                                 $       920     $      982
Merrill Lynch & Co., Inc.
   6.150%, 4/25/13                                       1,250          1,336
National City Bank
   4.625%, 5/1/13                                        1,345          1,427
Simon Property Group LP
   4.200%, 2/1/15                                          600            617
Wachovia Corp.
   5.300%, 10/15/11                                      1,000          1,047
Wells Fargo & Co.
   5.300%, 8/26/11                                         600            623
                                                                   ----------
                                                                       16,643
                                                                   ----------
HEALTH CARE--3.5%
Schering-Plough Corp.
   5.300%, 12/1/13                                       1,135          1,273
WellPoint, Inc.
   5.875%, 6/15/17                                       1,400          1,560
                                                                   ----------
                                                                        2,833
                                                                   ----------
INDUSTRIALS--1.0%
Burlington Northern Santa Fe LLC
   5.650%, 5/1/17                                          200            223
Honeywell International, Inc.
   5.625%, 8/1/12                                          500            545
                                                                   ----------
                                                                          768
                                                                   ----------
INFORMATION TECHNOLOGY--0.9%
Cisco Systems, Inc.
   2.900%, 11/17/14                                        700            724
                                                                   ----------
MATERIALS--3.5%
CRH America, Inc.
   5.625%, 9/30/11                                       1,520          1,578
Rio Tinto Alcan, Inc.
   4.875%, 9/15/12                                       1,155          1,226
                                                                   ----------
                                                                        2,804
                                                                   ----------
TELECOMMUNICATION SERVICES--4.4%
AT&T, Inc.
   5.625%, 6/15/16                                         710            805
Rogers Communications, Inc.
   7.250%, 12/15/12                                      1,000          1,119
Vodafone Group plc
   3.375%, 11/24/15                                      1,600          1,614
                                                                   ----------
                                                                        3,538
                                                                   ----------
UTILITIES--3.7%
Consolidated Edison Company
   of New York, Inc. 06-C
   5.500%, 9/15/16                                       1,165          1,311
Southern Co. Series A,
   5.300%, 1/15/12                                       1,575          1,666
                                                                   ----------
                                                                        2,977
                                                                   ----------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $33,044)                                              35,395
                                                                   ----------
TOTAL LONG-TERM INVESTMENTS--96.8%
(IDENTIFIED COST $78,494)                                              77,766
                                                                   ----------

                                                      SHARES          VALUE
                                                   -----------     ----------
SHORT-TERM INVESTMENTS--2.4%
MONEY MARKET MUTUAL FUNDS--2.4%
AIM Short-Term Investment-
   Liquid Assets Portfolio (The) -
   Institutional Shares (seven-day
   effective yield 0.210%)                           1,576,806     $    1,577
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.177%)                                       347,493            347
                                                                   ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,924)                                                1,924
                                                                   ----------
TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $80,418)                                              79,690(1)
Other Assets and Liabilities--0.8%                                        603
                                                                   ----------
NET ASSETS--100.0%                                                 $   80,293
                                                                   ==========

ABBREVIATIONS:

FNMA   Federal National Mortgage Association ("Fannie Mae")
GNMA   Government National Mortgage Association ("Ginnie Mae")
REMIC  Real Estate Mortgage Investment Conduit

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                               Level 2 -       Level 3 -
                                   Total Market   Level 1 -   Significant     Significant
                                     Value at      Quoted     Observable    Unobservable
                                  June 30, 2010    Prices       Inputs         Inputs
                                  -------------   ---------   -----------   -------------
INVESTMENT IN SECURITIES:
Debt Securities:
   Asset-Backed Securities           $10,787        $   --      $10,787         $ --
   Corporate Bonds                    35,395            --       35,395           --
   Mortgage-Backed
      Securities                      18,818            --       18,682          136
   Municipal Bonds                     1,936            --        1,936           --
   U.S. Government
      Securities                      10,830            --       10,830           --
Equity Securities:
   Short-Term Investments              1,924         1,924           --           --
                                     -------        ------      -------         ----
   Total Investments                 $79,690        $1,924      $77,630         $136
                                     =======        ======      =======         ====

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                          Mortgage-Backed
                                                             Securities
                                                          ---------------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2009 .......................         $ --
Accrued discounts/premiums(a) .........................           --
Realized gain (loss)(b) ...............................           --
Change in unrealized appreciation (depreciation)(b) ...           --
Net purchases (sales)(c) ..............................           --
Transfers in and/or out of Level 3(d) .................          136
                                                                ----
BALANCE AS OF JUNE 30, 2010 ...........................         $136
                                                                ====

(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns.

(d) "Transfers in and/or out" represent the ending value as of June 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.
                        See Notes to Financial Statements

                           VIRTUS TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
MUNICIPAL BONDS(12)--100.6%
ALABAMA--3.0%
City of Birmingham Series A,
   5.500%, 8/1/25                                  $     1,000     $    1,011
Jefferson County Limited
Obligation Series A,
   5.250%, 1/1/17                                        3,000          2,815
                                                                   ----------
                                                                        3,826
                                                                   ----------
ARIZONA--0.7%
Health Facilities Authority
   Phoenix Children's Hospital
   Series B,
   1.160%, 2/1/42 (3)(12)                                1,000            874
                                                                   ----------
CALIFORNIA--11.7%
California Educational Facilities
   Authority, University of
   Southern California Series A,
   5.250%, 10/1/38                                       2,000          2,133
Livermore-Amador Valley Water
   Management Agency Series A,
   (AMBAC Insured)
   5.000%, 8/1/31                                        3,500          3,523
M-S-R Energy Authority
   Series C,
   6.500%, 11/1/39                                       1,655          1,788
South Gate Utility Authority
   (NATL-RE, FGIC Insured)
   0.000%, 10/1/19                                       1,385            936
State of California
   5.000%, 10/1/23                                       1,630          1,634
   6.000%, 11/1/35                                       1,750          1,863
Sunnyvale School District,
   Election 2004 Series C,
   5.500%, 9/1/34                                        2,500          2,858
                                                                   ----------
                                                                       14,735
                                                                   ----------
COLORADO--4.4%
Denver City & County School
   District No. 1 Series A,
   5.500%, 12/1/26                                       1,335          1,527
Public Authority For Energy
   6.250%, 11/15/28                                      1,975          2,111
State Health Facilities Authority,
   Catholic Health Initiatives
   Series D,
   6.250%, 10/1/33                                         580            642
State Public Highway Authority
   E-470 Series B,
   (NATL-RE Insured)
   0.000%, 9/1/29                                          665            199
University of Colorado
   Enterprise System Series A,
   5.375%, 6/1/38                                        1,000          1,071
                                                                   ----------
                                                                        5,550
                                                                   ----------
CONNECTICUT--1.6%
State Health & Educational
   Facilities Authority, Yale
   University Series Y-2,
   0.100%, 7/1/35 (3)                                    2,000          2,000
                                                                   ----------

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
DISTRICT OF COLUMBIA--3.6%
Metropolitan Washington
   Airports Authority, Dulles
   Airport Metrorail B
   0.000%, 10/1/44                                 $     2,000     $    1,188
Metropolitan Washington
   Airports Authority, Dulles
   Airport Metrorail
   Series Lien - B-09,
   (AGC Insured)
   0.000%, 10/1/36                                       2,000            400
   Series Lien - C-09,
   (AGC Insured)
   0.000%, 10/1/41                                       4,000          2,948
                                                                   ----------
                                                                        4,536
                                                                   ----------
FLORIDA--4.4%
Brevard County Health
   Facilities Authority, Health
   First, Inc. Project
   7.000%, 4/1/39                                        1,050          1,169
City of Jacksonville
   (NATL-RE Insured)
   5.000%, 10/1/26                                       1,300          1,313
Orange County Series B,
   (NATL-RE, FGIC Insured)
   5.125%, 1/1/32                                        1,000          1,020
Tampa Bay Water Utility System
   (NATL-RE, FGIC Insured)
   5.000%, 10/1/31                                       2,000          2,015
                                                                   ----------
                                                                        5,517
                                                                   ----------
GEORGIA--3.2%
Athens-Clarke County Unified
   Government Water and
   Sewer Authority,
   5.625%, 1/1/28                                        1,500          1,683
Chatham County Hospital
   Authority, Memorial Medical
   Health Center Series A,
   6.125%, 1/1/24                                        1,280          1,291
Private Colleges & Universities
   Authority,
   5.000%, 9/1/28                                        1,000          1,086
                                                                   ----------
                                                                        4,060
                                                                   ----------
ILLINOIS--6.1%
State Finance Authority
   University of Chicago
   Series A,
   5.000%, 7/1/26                                        1,000          1,055
   Art Institute of Chicago
   Series A,
   6.000%, 3/1/38                                        1,615          1,751
   Rush University Medical
   Center Series A,
   7.250%, 11/1/38                                       1,050          1,168
   Healthcare System Series A,
   6.000%, 5/15/39                                         500            500
University of Illinois, Auxiliary
   Facilities Series A,
   5.000%, 4/1/23 (19)                                   3,000          3,173
                                                                   ----------
                                                                        7,647
                                                                   ----------

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
IOWA--2.6%
State Finance Authority, State
   Health Facilities, Series A-05,
   (AGC Insured)
   5.250%, 2/15/29                                 $     1,000     $    1,036
State of Iowa, Prison
   Infrastructure Funding
   5.000%, 6/15/27                                       2,000          2,166
                                                                   ----------
                                                                        3,202
                                                                   ----------
KENTUCKY--2.0%
Economic Development Finance
   Authority Owensboro Medical
   Health System, Series A,
   6.375%, 6/1/40                                        2,425          2,492
                                                                   ----------
LOUISIANA--0.9%
State of Louisiana Office
   Facilities Corp., Capitol
   Complex Program
   5.000%, 3/1/18                                        1,000          1,089
                                                                   ----------
MARYLAND--2.8%
City of Baltimore, Convention
   Center Series A, (XLCA Insured)
   5.250%, 9/1/22                                        2,200          2,077
State Health & Higher
   Educational Facilities
   Authority, Anne Arundel
   Health System
   Series A,
   6.750%, 7/1/29                                        1,000          1,151
   5.000%, 7/1/32                                          250            250
                                                                   ----------
                                                                        3,478
                                                                   ----------
MASSACHUSETTS--6.3%
Commonwealth of Massachusetts
   Series B,
   0.170%, 3/1/26(3)                                     1,500          1,500
   Series B,
   5.000%, 7/1/36                                        2,000          2,116
State Health & Educational
   Facilities Authority, Harvard
   University Series A,
   5.500%, 11/15/36                                      2,000          2,241
State Health & Educational
   Facilities Authority, Partners
   Healthcare Series J-1,
   5.000%, 7/1/34                                        2,025          2,060
                                                                   ----------
                                                                        7,917
                                                                   ----------
MICHIGAN--3.0%
City of Detroit Sewer Disposal
   Series Lien B, (AGM Insured)
   7.500%, 7/1/33                                        2,000          2,404
State Hospital Finance Authority
   McLaren Health Care
   5.625%, 5/15/28                                         400            410
State Housing Development
   Authority Series D,
   0.320%, 6/1/30 (3)                                    1,000          1,000
                                                                   ----------
                                                                        3,814
                                                                   ----------


      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                           VIRTUS TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
MISSOURI--3.9%
St. Louis Metropolitan District
   Sewer & Wastewater System
   Series A,
   5.750%, 5/1/38                                  $     2,000     $    2,218
State Health & Educational
   Facilities Authority
   Washington University
   Series A,
   5.375%, 3/15/39                                         315            344
State Health & Educational
   Facilities Authority, St. Louis
   University Series B-2,
   0.120%, 10/1/35 (3)                                   2,300          2,300
                                                                   ----------
                                                                        4,862
                                                                   ----------
NEBRASKA--1.7%
University of Nebraska
   Lincoln Series A,
   5.250%, 7/1/34                                        2,000          2,149
                                                                   ----------
NEW HAMPSHIRE--0.6%
State Health & Education
   Facilities Authority, Exeter Project
   6.000%, 10/1/24                                         750            774
                                                                   ----------
NEW JERSEY--0.5%
State Educational Facilities Authority,
   Higher Education Series B
   5.000%, 9/1/15                                          600            604
                                                                    ----------
NEW YORK--11.2%
City of New York
   Series E-1,
   6.250%, 10/15/28                                      1,000          1,172
   Sub-Series H-4,
   0.150%, 3/1/34(3)                                     1,500          1,500
City of New York, Industrial
   Development Agency, Queens
   Baseball Stadium Project
   (AMBAC Insured)
   5.000%, 1/1/31                                          450            413
   (AGC Insured)
   6.375%, 1/1/39                                        1,000          1,103
City of New York, Municipal
   Water Finance Authority,
   Water & Sewer Series A-09,
   5.750%, 6/15/40                                       5,590          6,290
Metropolitan Transportation
   Authority Series C-08,
   6.250%, 11/15/23                                      3,025          3,559
                                                                    ---------
                                                                       14,037
                                                                   ----------
OHIO--0.9%
State Higher Educational
   Facility Commission
   University Hospital Health
   System Series A-09,
   6.750%, 1/15/39                                       1,000          1,069
                                                                   ----------

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
PENNSYLVANIA--4.6%
Chester County Health &
   Education Facilities Authority,
   Chester County Hospital
   Series A,
   6.750%, 7/1/31                                  $     1,000     $    1,002
State Turnpike Commission Authority,
   Sub-Series E,
   0.000%, 12/1/38                                       2,000          1,407
   Sub-Series B,
   5.250%, 6/1/39                                        1,250          1,298
   Sub-Series B,
   5.750%, 6/1/39                                        1,000          1,090
   Sub-Series D,
   5.125%, 12/1/40                                       1,000          1,027
                                                                   ----------
                                                                        5,824
                                                                   ----------
PUERTO RICO--8.1%
Commonwealth of Puerto Rico,
   Electric Power Authority,
   Series ZZ
   5.250%, 7/1/22                                        4,000          4,253
Commonwealth of Puerto Rico,
   Sales Tax Finance Corp.
   First Sub-Series C,
   5.000%, 8/1/35                                        1,000            980
   First Sub-Series C,
   6.000%, 8/1/39                                          500            533
   First Sub-Series C,
   5.250%, 8/1/41                                        1,000            983
   First Sub-Series A,
   6.000%, 8/1/42                                        1,135          1,205
   First Sub-Series A,
   6.500%, 8/1/44                                        2,000          2,200
                                                                   ----------
                                                                       10,154
                                                                   ----------
TEXAS--7.3%
Dallas Independent School
   District (PSF Guaranteed)
   5.250%, 2/15/30                                       1,850          2,013
Forney Independent School
   District Series A,
   (PSF Guaranteed)
   5.750%, 8/15/33                                         750            834
   6.000%, 8/15/37                                       2,000          2,280
Harris County Health
   Facilities Development
   Corp., Memorial Hermann
   Healthcare System
   Series B,
   7.250%, 12/1/35                                       2,450          2,783
Texas Municipal Gas Aquisition
   and Supply Corp. Senior Lien,
   Series D,
   6.250%, 12/15/26                                      1,260          1,313
                                                                   ----------
                                                                        9,223
                                                                   ----------
WISCONSIN--3.5%
State Health & Educational
   Facilities Authority, Howard
   Young (Radian Insured)
   5.000%, 8/15/18                                       2,150          2,150

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
WISCONSIN--CONTINUED
State of Wisconsin Series A,
   6.000%, 5/1/33                                  $     1,990     $    2,197
                                                                   ----------
                                                                        4,347
                                                                   ----------
WYOMING--2.0%
Lincoln County, Pollution
   Control (Exxon Project)
   0.100%, 8/1/15 (3)                                    1,500          1,500
Sublette County Pollution
   Control (Exxon Project)
   0.100%, 11/1/14 (3)                                   1,000          1,000
                                                                   ----------
                                                                        2,500
                                                                   ----------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $119,706)                                            126,280
                                                                   ----------
TOTAL LONG-TERM INVESTMENTS--100.6%
(IDENTIFIED COST $119,706)                                            126,280
                                                                   ----------

                                                      SHARES
                                                   -----------
SHORT-TERM INVESTMENTS--1.5%
MONEY MARKET MUTUAL FUNDS--1.5%
AIM Tax-Free Cash Reserve
   Portfolio (The) - Institutional
   Shares (seven-day effective
   yield 0.090%)                                       271,518            272
Goldman Sachs Financial
   Square Funds-Tax-Free
   Money Market Fund -
   Institutional Shares
   (seven-day effective
   yield 0.140%)                                     1,630,573          1,631
                                                                   ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,903)                                                1,903
                                                                   ----------
TOTAL INVESTMENTS--102.1%
(IDENTIFIED COST $121,609)                                            128,183(1)
                                                                   ----------
Other assets and liabilities, net--(2.1)%                              (2,604)
                                                                   ----------
NET ASSETS--100.0%                                                 $  125,579
                                                                   ==========

ABBREVIATIONS:

AGC Assured Guaranty Corp.
AGM     Assured Guaranty Municipal Corp.
AMBAC   American Municipal Bond Assurance Corporation
FGIC    Financial Guaranty Insurance Company
FNMA    Federal National Mortgage Association ("Fannie Mae")
NATL    National Public Finance Guarantee Corp.
PSF     Permanent School Fund
Radian  Radian Asset Assurance, Inc.
XLCA    XL Capital Assurance

      Refer to Key Investment Terms and Footnote Legend starting on page 2.
                        See Notes to Financial Statements

                           VIRTUS TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                               Level 2 -
                                   Total Market   Level 1 -   Significant
                                     Value at      Quoted     Observable
                                  June 30, 2010    Prices       Inputs
                                  -------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   Municipal Bonds                  $126,280        $   --     $126,280
Equity Securities:
   Short-Term Investments              1,903         1,903           --
                                    --------        ------     --------
   Total Investments                $128,183        $1,903     $126,280
                                    ========        ======     ========

There are no Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                   VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
U.S. GOVERNMENT SECURITIES(10)--10.6%
U.S. Treasury Bill
   0.163%, 7/29/10                                 $   10,000      $    9,999
   0.385%, 10/21/10                                    20,000          19,976
                                                                   ----------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $29,975)                                              29,975
                                                                   ----------
FEDERAL AGENCY SECURITIES--3.5%
FHLB
   0.510%, 6/22/11                                     10,000          10,001
                                                                   ----------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $10,001)                                              10,001
                                                                   ----------
FEDERAL AGENCY SECURITIES-VARIABLE--49.7%
FFCB
   0.744%, 7/1/10(9) (10/1/10(13))                     20,000          20,020
   0.451%, 7/5/10(9) (11/5/10(13))                     20,000          20,002
   0.587%, 7/22/10(9)
      (10/22/10(13))                                   25,000          25,006
FHLB
   0.290%, 7/1/10(9) (7/9/10(13))                       5,000           5,000
FHLMC 0.194%, 7/12/10                                  25,000          25,000
FNMA 0.600%, 7/1/10                                    20,000          20,004
Overseas Private Investment Corp.
   0.250%, 7/7/10(9)
      (11/15/13(13))                                   15,429          15,429
   0.250%, 7/7/10(9) (5/15/21(13))                     10,000          10,000
                                                                   ----------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $140,461)                                            140,461
                                                                   ----------
REPURCHASE AGREEMENTS--36.2%
Bank of America Corp.
   0.020% dated 6/30/10
   due 7/1/10, repurchase
   price $52,491 collateralized
   by FNMA 5.0000%, 7/1/35
   market value $53,541                                52,491          52,491
Goldman Sachs Group, Inc. (The)
   0.030% dated 6/30/10 due
   7/1/10, repurchase price
   $50,000 collateralized by
   FNMA 2.563%-7.500%,
   1/2/14-12/1/49, market
   value $51,000                                       50,000          50,000
                                                                   ----------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $102,491)                                            102,491
                                                                   ----------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $282,928)                                            282,928(1)
Other assets and liabilities, net--0.0%                                    32
                                                                   ----------
NET ASSETS--100.0%                                                 $  282,960
                                                                   ==========

ABBREVIATIONS:

FFCB  Federal Farm Credit Bank
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA  Federal National Mortgage Association ("Fannie Mae")

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                      Level 2 -
                                                     Total Market    Significant
                                                       Value at      Observable
                                                     June 30, 2010     Inputs
                                                     -------------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government and Agency Securities                $180,437       $180,437
   Repurchase Agreements                                 102,491        102,491
                                                        --------       --------
   Total Investments                                    $282,928       $282,928
                                                        ========       ========

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                        VIRTUS INSIGHT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
U.S. GOVERNMENT SECURITIES(10)--11.5%
U.S. Treasury Bill
   0.435%, 7/1/10                                  $    30,000     $   30,000
   0.392%, 7/29/10                                      25,000         24,993
   0.460%, 7/29/10                                      25,000         24,991
   0.392%, 10/21/10                                     40,000         39,951
   0.407%, 12/16/10                                     25,000         24,953
   0.420%, 12/16/10                                     30,000         29,941
   0.435%, 12/16/10                                     25,000         24,949
                                                                   ----------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $199,778)                                            199,778
                                                                   ----------
COMMERCIAL PAPER--44.1%
Amsterdam Funding Corp.
   0.090%, 7/1/10                                       12,961         12,961
Chariot Funding LLC
   0.080%, 7/1/10                                       35,000         35,000
   0.330%, 7/2/10                                       30,000         30,000
DnB Nor Bank ASA 144A
   0.440%, 7/12/10 (3)(4)(9)(13)                        50,000         50,000
General Electric Capital Corp.
   0.250%, 7/26/10 (10)                                 30,000         29,995
Grampian Funding LLC
   0.300%, 7/7/10                                       20,000         19,999
   0.350%, 7/12/10                                      25,000         24,997
   0.400%, 7/14/10                                      25,000         24,996
Jupiter Securitization Co. LLC
   0.090%, 7/1/10                                       40,000         40,000
   0.400%, 8/4/10                                       25,000         24,990
Liberty Street Funding LLC
   0.280%, 7/26/10                                      20,000         19,996
   0.300%, 7/26/10                                      37,304         37,296
Market Street Funding LLC
   0.090%, 7/1/10                                       25,000         25,000
   0.300%, 7/15/10                                      10,002         10,001
Old Line Funding Corp.
   0.300%, 7/19/10                                      20,000         19,997
   0.380%, 8/20/10                                      25,000         24,987
   0.470%, 9/7/10                                       25,000         24,978
Ranger Funding Co. LLC
   0.270%, 7/12/10                                       7,894          7,893
Regency Markets No. 1 LLC
   0.350%, 7/12/10                                      17,000         16,998
   0.370%, 7/20/10                                      35,000         34,993
   0.370%, 7/22/10                                      17,378         17,374
Salisbury Receivables LLC
   0.340%, 7/6/10                                       29,000         28,999
   0.330%, 7/23/10                                      25,000         24,995
Solitaire Funding LLC
   0.380%, 7/14/10                                      25,000         24,997
   0.370%, 7/30/10                                      17,000         16,995
Thames Asset Global
   Securitization No. 1, Inc.
   0.300%, 7/14/10                                      30,000         29,997
Thunder Bay Funding LLC
   0.320%, 7/6/10                                       30,008         30,007
   0.320%, 7/20/10                                      30,000         29,995
Trinity Health Corp.
   0.380%, 7/26/10                                      20,000         19,995
Yorktown Capital LLC
   0.300%, 7/7/10                                       30,000         29,998
                                                                   ----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $768,429)                                            768,429
                                                                   ----------

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
FEDERAL AGENCY SECURITIES -
VARIABLE(3)(9)--11.5%
FFCB
   0.587%, 7/22/10
   (10/22/10)(13)                                  $   100,000     $  100,022
FHLMC
   0.194%, 7/12/10
   (7/12/10)                                           100,000        100,000
                                                                   ----------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $200,022)                                            200,022
                                                                   ----------
PROMISSORY NOTES--2.9%
Goldman Sachs Group, Inc. (The)
   0.570%, 8/16/10(6)                                   50,000         50,000
                                                                   ----------
TOTAL PROMISSORY NOTES
(IDENTIFIED COST $50,000)                                              50,000
                                                                   ----------
TIME DEPOSITS--3.7%
Natixis Bank
   0.120%, 7/1/10                                       65,000         65,000
                                                                   ----------
TOTAL TIME DEPOSITS
(IDENTIFIED COST $65,000)                                              65,000
                                                                   ----------
MEDIUM TERM NOTES(3)(9)--8.8%
Rabobank Nederland N.V. 144A
   0.436%, 8/16/10
   (8/16/10)(4)(13)                                     25,000         25,000
Svenska Handelsbanken AB 144A
   0.404%, 8/9/10
   (2/9/11)(4)(13)                                      50,000         50,000
Westpac Banking Corp.
   0.324%, 7/28/10
   (2/28/11)(13)                                        78,000         77,991
                                                                   ----------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $152,991)                                            152,991
                                                                   ----------
CERTIFICATES OF DEPOSIT--4.9%
Bank of Nova Scotia
   0.280%, 8/9/10                                       35,000         35,000
Barclays Bank plc 144A
   0.650%, 7/19/10 (3)(4)                               50,000         50,000
                                                                   ----------
TOTAL CERTIFICATES OF DEPOSIT
(IDENTIFIED COST $85,000)                                              85,000
                                                                   ----------
VARIABLE RATE DEMAND OBLIGATIONS -
MUNICIPAL(3)(9)--2.3%
Colorado Housing & Finance
   Authority, Single Family
   Housing Taxable
   Series B-2,
   0.310%, 7/7/10
   (11/1/33)(11)(13)                                    14,000         14,000
   Series A-2, 0.330%,
   7/7/10 (5/1/38)(13)                                  27,100         27,100
                                                                   ----------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS -
MUNICIPAL (IDENTIFIED COST $41,100)                                    41,100
                                                                   ----------

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
REPURCHASE AGREEMENTS--0.3%
Goldman Sachs Group,
   Inc. (The) 0.030% dated
   6/30/10 due 7/1/10,
   repurchase price $6,056
   collateralized by FNMA
   3.500-11.250%,
   7/1/10-5/1/40 market
   value $6,177                                    $     6,056     $    6,056
                                                                   ----------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $6,056)                                                6,056
                                                                   ----------

                                                      SHARES
                                                  -------------
MONEY MARKET MUTUAL FUNDS--10.0%
AIM Short-Term Investments
   Liquid Assets Portfolio (The)
   Institutional Shares
   (seven-day effective
   yield 0.021%)                                    86,804,743         86,805
Goldman Sachs Financial
   Square Funds-
   Money Market Fund -
   Institutional Shares
   (seven-day effective
   yield 0.180%)                                    86,814,040         86,814
                                                                   ----------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $173,619)                                            173,619
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $1,741,995)                                        1,741,995(1)
Other assets and liabilities, net--0.0%                                   (91)
                                                                   ----------
NET ASSETS--100.0%                                                 $1,741,904
                                                                   ==========

ABBREVIATIONS:

FDIC  Federal Deposit Insurance Corporation
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac")

COUNTRY WEIGHTINGS as of 6/30/10 +

United States      85%
Australia           5
Norway              3
Sweden              3
United Kingdom      3
Netherlands         1
                  ---
Total             100%
                  ---

+    % of total investments as of June 30, 2010

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                        VIRTUS INSIGHT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                      Level 2 -
                                          Total Market   Level 1 -   Significant
                                            Value at      Quoted      Observable
                                         June 30, 2010    Prices        Inputs
                                         -------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government and Agency              $  399,800     $     --    $  399,800
   Securities
   Corporate Debt                           1,121,420           --     1,121,420
   Municipal Securities                        41,100           --        41,100
   Repurchase Agreements                       6,056            --         6,056
Equity Securities:
   Money Market Mutual Funds                  173,619      173,619            --
                                           ----------     --------    ----------
   Total Investments                       $1,741,995     $173,619    $1,568,376
                                           ==========     ========    ==========

There are no Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
COMMERCIAL PAPER - MUNICIPAL (10)--16.3%
MARYLAND--1.7%
Baltimore County
   0.270%, 7/6/10                                  $  13,775       $   13,775
                                                                   ----------
MASSACHUSETTS--4.2%
Massachusetts Health &
   Educational Facilities Authority
   0.250%, 8/30/10                                    19,350           19,350
Massachusetts Water Resources
   Authority
   0.340%, 10/5/10                                    15,000           15,000
                                                                   ----------
                                                                       34,350
                                                                   ----------
MICHIGAN--0.4%
Board of Trustees Michigan State
   University
   0.300%, 7/1/10                                      3,371            3,371
                                                                   ----------
MINNESOTA--2.4%
University of Minnesota
   Series 07-C
   0.220%, 7/1/10                                     10,000           10,000
   0.220%, 7/2/10                                      2,800            2,800
   0.220%, 7/2/10                                      7,000            7,000
                                                                   ----------
                                                                       19,800
                                                                   ----------
OHIO--2.0%
Ohio State University
   0.210%, 7/6/10                                     12,900           12,900
   0.210%, 7/6/10                                      3,000            3,000
                                                                   ----------
                                                                       15,900
                                                                   ----------
TEXAS--2.3%
University of Texas
   0.250%, 7/1/10                                      4,353            4,353
   0.200%, 8/2/10                                     14,500           14,500
                                                                   ----------
                                                                       18,853
                                                                   ----------
VIRGINIA--0.7%
University of Virginia
   0.250%, 8/3/10                                      6,000            6,000
                                                                   ----------
WASHINGTON--2.6%
University of Washington
   0.200%, 7/7/10                                      7,850            7,850
   0.200%, 7/7/10                                     13,000           13,000
                                                                   ----------
                                                                       20,850
                                                                   ----------
TOTAL COMMERCIAL PAPER - MUNICIPAL
(IDENTIFIED COST $132,899)                                            132,899
                                                                   ----------
VARIABLE RATE DEMAND OBLIGATIONS -
MUNICIPAL(2)(9) --75.0%
ALABAMA--0.2%
Chatom Industrial Development
   Board Pollution Control
   Electric Cooperative, Inc.
   (National Rural Utilities
   Co. Guaranty)
   0.990%, 7/7/10 (8/15/14) (13)                       2,005            2,005
                                                                   ----------

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
ALASKA--1.7%
State Housing Finance Corp.
   University of Alaska Series A,
   0.190%, 7/7/10
   (12/1/27)(13)                                   $    13,800     $   13,800
                                                                   ----------
ARIZONA--1.0%
State Health Facilities Authority,
   Banner Health Series B,
   0.200%, 7/7/10 (1/1/35)(13)                           7,800          7,800
                                                                   ----------
COLORADO--0.7%
City of Aurora, The Children
   Hospital Series C,
   0.250%, 7/1/10 (12/1/33)(13)                          5,720          5,720
                                                                   ----------
CONNECTICUT--2.8%
State Health & Education Facilities
   Authority, Yale University
   Series V-2,
   0.080%, 7/1/10 (7/1/36)(13)                          18,000         18,000
   Series U-2, 0.180%,
   7/7/10 (7/1/33)(13)                                   5,000          5,000
                                                                   ----------
                                                                       23,000
                                                                   ----------
FLORIDA--4.6%
Broward County School Board
   Certificate of Participation
   Series D, (AGM Insured)
   0.300%, 7/1/10 (7/1/29)(13)                           8,725          8,725
City of West Palm Beach,
   Utility System Series C,
   (AGM Insured)
   0.330%, 7/7/10 (10/1/38)(13)                         17,500         17,500
JEA Water & Sewer System
   Series B-1,
   0.210%, 7/7/10 (10/1/36)(13)                         11,670         11,670
                                                                   ----------
                                                                       37,895
                                                                   ----------
GEORGIA--4.5%
Metropolitan Atlanta Rapid Transit
   Authority Series A,
   0.290%, 7/7/10 (7/1/25)(13)                          37,070         37,070
                                                                   ----------
IDAHO--0.9%
Housing & Finance Association
   Single Family Mortgage
   Series C,
   0.240%, 7/7/10 (1/1/40)(13)                           7,690          7,690
                                                                   ----------
ILLINOIS--3.6%
Chicago O'Hare International
   Airport, General Airport
   Third Lien
   0.270%, 7/7/10 (1/1/35)(13)                          10,000         10,000
Finance Authority, Carle
   Foundation Hospital
   Series C,
   0.230%, 7/1/10 (2/15/33)(13)                          1,800          1,800
Finance Authority, Lake
   Forest Academy
   0.260%, 7/7/10 (12/1/24)(13)                          5,000          5,000

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
ILLINOIS--CONTINUED
Finance Authority, Lake Forest
   Country Day School
   0.260%, 7/7/10 (7/1/35)(13)                     $     3,250     $    3,250
Finance Authority, McGraw
   YMCA Evanston Project
   0.410%, 7/1/10 (6/1/27)(13)                           4,000          4,000
Health Facilities Authority,
   Northwestern Memorial
   Healthcare Series C,
   0.140%, 7/1/10 (8/15/32)(13)                          5,000          5,000
                                                                   ----------
                                                                       29,050
                                                                   ----------
INDIANA--2.8%
Health System Finance Authority,
   Sisters St. Francis Health
   Services, Inc.
   Series F,
   0.250%, 7/1/10 (9/1/48)(13)                           2,640          2,640
   Series J,
   0.250%, 7/1/10 (11/1/37)(13)                          4,500          4,500
Purdue University Student
   Facilities System Series 04-A
   0.220%, 7/7/10 (7/1/33)(13)                             300            300
State Educational Facilities Authority,
   Wabash College Project
   0.330%, 7/1/10 (12/1/23)(13)                         10,000         10,000
State Finance Authority Ascension
   Series E-5
   0.200%, 7/7/10 (11/15/33)                             5,000          5,000
                                                                   ----------
                                                                       22,440
                                                                   ----------
KENTUCKY--1.5%
Mason County, Pollution Control East
   Kentucky Power Cooperative, Inc.
   Series B-1,
   0.990%, 7/7/10 (10/15/14) (13)                        3,600          3,600
   Series B-2,
   0.990%, 7/7/10 (10/15/14) (13)                        5,570          5,570
   Series B-3,
   0.990%, 7/7/10 (10/15/14) (13)                        3,160          3,160
                                                                   ----------
                                                                       12,330
                                                                   ----------
MARYLAND--4.7%
State Economic Development Corp.
   Howard Medical Institute
   Series A
   0.170%, 7/7/10 (2/15/43)(13)                         19,350         19,350
Washington Suburban Sanitary
   Commission Series A-10,
   0.240%, 7/7/10 (6/01/23)(13)                         19,000         19,000
                                                                   ----------
                                                                       38,350
                                                                   ----------
MASSACHUSETTS--0.7%
Commonwealth of Massachusetts
   Series B,
   0.160%, 7/1/10 (3/1/26)(13)                           5,450          5,450
                                                                   ----------
MICHIGAN--4.1%
Michigan Strategic Fund Ltd.
   0.200%, 7/7/10 (4/15/18)(13)                          5,700          5,700

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
MICHIGAN--CONTINUED
Oakland County Economic
   Development Corp.
   0.320%, 7/1/10
   (11/1/37)(13)                                   $    22,000     $   22,000
University of Michigan Hospital
   Series A,
   0.140%, 7/1/10 (12/1/37)(13)                          6,075          6,075
                                                                   ----------
                                                                       33,775
                                                                   ----------
MINNESOTA--2.6%
City of Minneapolis, Health
   Care System, Fairview
   Health Services,
   Series 08-C,
   0.170%, 7/7/10 (11/15/47)(13)                        13,700         13,700
Minneapolis & St. Paul
   Housing & Redevelopment
   Authority Health Care System,
   Allina Health System
   Series C-1,
   0.270%, 7/1/10 (11/15/34)(13)                         7,375          7,375
                                                                   ----------
                                                                       21,075
                                                                   ----------
MISSISSIPPI--3.9%
Hospital Equipment & Facilities
   Authority, North Mississippi
   Health Services Series 01-1,
   0.280%, 7/1/10 (5/15/30)(13)                         32,000         32,000
                                                                   ----------
MISSOURI--5.6%
St. Louis County Industrial
   Development & Educational
   Facilities Whitefield School, Inc.
   Series B,
   0.350%, 7/1/10 (6/15/24)(13)                          1,100          1,100
State Health & Educational
   Facilities Authority,
   St. Louis University
   Series B-1,
   0.130%, 7/1/10 (10/1/35)(13)                         17,660         17,660
   Series A-2
   0.120%, 7/1/10 (10/1/35)(13)                          9,800          9,800
State Health & Educational
   Facilities Authority,
   Washington University
   Series B,
   0.170%, 7/1/10 (9/1/30)(13)                           5,400          5,400
   Series B,
   0.130%, 7/1/10 (10/1/35)(13)                         11,600         11,600
                                                                   ----------
                                                                       45,560
                                                                   ----------
NEW MEXICO--2.4%
State Hospital Equipment Loan
   Council, Presbyterian Healthcare
   System
   Series D,
   0.250%, 7/1/10 (8/1/34)(13)                          10,700         10,700
   Series C,
   0.230%, 7/1/10 (8/1/34)(13)                           8,905          8,905
                                                                   ----------
                                                                       19,605
                                                                   ----------

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
NEW YORK--3.1%
City of New York
   Series C,
   0.130%, 7/1/10
   (10/1/23)(13)                                   $     3,000     $    3,000
   Sub-series H-2
   0.170%, 7/7/10 (3/1/34)(13)                          17,100         17,100
Transitional Finance Authority,
   Building Aid Subseries 3-3D,
   0.350%, 7/7/10
   (11/1/22)(13)                                         4,900          4,900
                                                                   ----------
                                                                       25,000
                                                                   ----------
NORTH CAROLINA--5.0%
City of Raleigh
   0.410%, 7/1/10 (6/1/34)(13)                           4,820          4,820
North Carolina Educational
   Facility Finance Agency
   Duke University Project
   Series A
   0.220%, 7/1/10 (12/1/17)(13)                          5,550          5,550
   0.220%, 7/1/10 (6/1/27)(13)                           5,475          5,475
State of North Carolina
   Series C,
   0.210%, 7/7/10 (6/1/19)(13)                          24,800         24,800
                                                                   ----------
                                                                       40,645
                                                                   ----------
OHIO--0.6%
City of Cleveland Series R,
   0.230%, 7/1/10 (1/01/33)(13)                          4,500          4,500
                                                                   ----------
OREGON--1.3%
Clackamas County Hospital Facility
   Authority, Legacy Health System,
   Series A,
   0.210%, 7/7/10 (6/1/37)(13)                           2,000          2,000
   Series C,
   0.210%, 7/7/10 (6/1/37)(13)                           4,700          4,700
State Facilities Authority,
   PeaceHealth Series B,
   0.230%, 7/1/10 (8/1/34)(13)                           4,300          4,300
                                                                   ----------
                                                                       11,000
                                                                   ----------
TENNESSEE--2.3%
City of Chattanooga, Health,
   Educational and Housing Facility
   Board, Catholic Health Initiatives
   Series 04-C,
   0.180%, 7/7/10 (5/1/39)(13)                          18,450         18,450
                                                                   ----------
TEXAS--8.5%
Board of Regents of the University
   of Texas System, Series 08-B,
   0.220%, 7/1/10 (8/1/32)(13)                           2,550          2,550
City of San Antonio Electric
   0.250%, 7/7/10 (2/1/33)(13)                          25,000         25,000
Denton Independent School
   District
   Series 05-A,
   0.330%, 7/1/10 (8/1/35)(13)                          20,000         20,000
Harris County Health Facilities
   Development Corp.,
   Baylor College Medicine
   Series B,
   0.140%, 7/1/10 (11/15/47) (13)                        2,600          2,600

                                                       PAR
                                                      VALUE           VALUE
                                                   -----------     ----------
TEXAS--CONTINUED
State Veterans Housing
   Assistance Program Fund 1
   (VA Guaranteed)
   0.210%, 7/7/10
   (12/1/16)(13)                                    $   18,875     $   18,875
                                                                   ----------
                                                                       69,025
                                                                   ----------
UTAH--0.7%
City of Murray, Intermountain
   Healthcare Service, Inc.
   Series C,
   0.140%, 7/1/10
   (5/15/37)(13)                                         2,300          2,300
State Board of Regents,
   University Health Care
   0.330%, 7/1/10 (8/1/31)(13)                           3,420          3,420
                                                                   ----------
                                                                        5,720
                                                                   ----------
VIRGINIA--2.4%
Fairfax County Industrial
   Development Authority,
   Inova Health System Project,
   Series 10-A1,
   0.430%, 7/1/10 (5/15/39)(13)                          5,000          5,000
Loudoun County Industrial
   Development Authority,
   Howard Hughes Medical Institute,
   Series E,
   0.170%, 7/7/10 (2/15/38)(13)                         10,900         10,900
   Series F,
   0.170%, 7/7/10 (2/15/38)(13)                          4,040          4,040
                                                                   ----------
                                                                       19,940
                                                                   ----------
WYOMING--2.8%
Uinta County, Pollution Control,
   Chevron U.S.A., Inc. Project
   0.140%, 7/1/10 (12/1/22)(13)                          1,500          1,500
   0.100%, 7/1/10 (8/15/20)(13)                         21,600         21,600
                                                                   ----------
                                                                       23,100
                                                                   ----------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS -
MUNICIPAL
(IDENTIFIED COST $611,995)                                            611,995
                                                                   ----------

TAX-EXEMPT BONDS - MUNICIPAL--2.8%
KENTUCKY--2.4%
Louisville & Jefferson County
   Metropolitan Sewer District
   Sewer and Drainage System
   Series A,
   3.000%, 8/19/10                                      20,000         20,047
                                                                   ----------
OHIO--0.4%
State Hospital Facility,
   Cleveland Clinic,
   Series B
   4.000%, 1/1/11                                        3,020          3,074
                                                                   ----------
TOTAL TAX-EXEMPT BONDS - MUNICIPAL
(IDENTIFIED COST $23,121)                                              23,121
                                                                   ----------

Refer to Key Investment Terms and Footnote Legend starting on page 2.

                     See Notes to Financial Statements

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                   -----------     ----------
MONEY MARKET MUTUAL FUNDS--5.8%
Dreyfus Tax Exempt
   Cash Management -
   Institutional Shares
   (seven-day effective
   yield 0.170%)                                    32,380,000     $   32,380
Goldman Sachs Financial
   Square Funds-Tax-Free
   Money Market Fund -
   Institutional Shares
   (seven-day effective
   yield 0.14%)                                     15,290,819         15,291
                                                                   ----------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $47,671)                                              47,671
                                                                   ----------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $815,686)                                            815,686(1)
Other assets and liabilities, net--0.1%                                   528
                                                                   ----------
NET ASSETS--100.0%                                                 $  816,214
                                                                   ==========

ABBREVIATIONS:

AGM   Assured Guaranty Municipal Corp.
VA    Department of Veterans Affairs

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                               Level 2 -
                                   Total Market   Level 1 -   Significant
                                     Value at       Quoted     Observable
                                  June 30, 2010     Prices       Inputs
                                  -------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   Municipal Securities              $768,015      $    --      $768,015
Equity Securities:
   Money Market Mutual Funds           47,671       47,671            --
                                     --------      -------      --------
   Total Investments                 $815,686      $47,671      $768,015
                                     ========      =======      ========

There are no Level 3 (significant unobservable inputs) priced securities.

Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 2010
                                   (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                                               EQUITY FUNDS
                                                        ---------------------------------------------------------
                                                                                         EMERGING
                                                         BALANCED                        MARKETS
                                                        ALLOCATION      CORE EQUITY   OPPORTUNITIES      VALUE
                                                           FUND             FUND           FUND       EQUITY FUND
                                                        ----------      -----------   -------------   -----------
ASSETS
   Investment in securities at value(1)(3) ..........   $   73,193      $   95,348    $   335,637     $   159,794
   Foreign currency at value(2) .....................           --              --            151              --
   Cash .............................................           --              --             --              --
   Receivables
      Investment securities sold ....................        1,742              --             --              --
      Fund shares sold ..............................           63               3          1,978              20
      Dividends and interest receivable .............          194              36            834              61
      Tax reclaims ..................................            2              --             --              --
   Trustee Retainer .................................           --(4)            1              2               1
   Prepaid expenses .................................           23              24             51              31
   Unrealized appreciation on forward currency
      contracts .....................................           --              --            336              --
                                                        ----------      ----------    -----------     -----------
         Total assets ...............................       75,217          95,412        338,989         159,907
                                                        ----------      ----------    -----------     -----------
LIABILITIES
   Cash overdraft ...................................           --              --             --              --
   Payables
      Fund shares repurchased .......................            1              18            239             145
      Investment securities purchased ...............        2,652              --          1,767              --
      Collateral on securities loaned ...............       11,451          16,242             --          25,366
      Dividend distributions ........................           --              --             --              --
      Foreign capital gain taxes payable ............           --              --            995              --
      Investment advisory fee .......................           26              49            268              82
      Distribution and service fees .................            2               2             16               2
      Administration fee ............................            8              11             39              20
      Transfer agent fees and expenses ..............            4               7             61              12
      Professional fees .............................           20              18             43              19
   Other accrued expenses ...........................            3               2             29               4
   Unrealized depreciation on forward currency
      contracts .....................................           --              --            552              --
                                                        ----------      ----------    -----------     -----------
         Total liabilities ..........................       14,167          16,349          4,009          25,650
                                                        ----------      ----------    -----------     -----------
NET ASSETS ..........................................   $   61,050      $   79,063    $   334,980     $   134,257
                                                        ==========      ==========    ===========     ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest
      (Par Value $0.001) ............................   $   68,815      $   95,703    $   295,838     $   177,658
   Accumulated undistributed net investment income
      (loss) ........................................           17             (16)           456              31
   Accumulated undistributed net realized gain
     (loss) .........................................       (7,462)        (13,565)       (16,208)        (34,978)
   Net unrealized appreciation (depreciation) on
      investments ...................................         (320)         (3,059)        54,894          (8,454)
                                                        ----------      ----------    -----------     -----------
NET ASSETS ..........................................   $   61,050      $   79,063    $   334,980     $   134,257
                                                        ==========      ==========    ===========     ===========
CLASS I
   Net asset value (net assets/shares outstanding)
      and offering price per share ..................   $    11.85      $    14.93    $      7.39     $      9.05
   Shares of beneficial interest outstanding, par
      value $0.001, unlimited authorization .........    4,453,887       4,759,634     37,342,584      13,768,692
   Net Assets .......................................   $   52,768      $   71,041    $   276,139     $   124,565
CLASS A
   Net asset value (net assets/shares outstanding)
      per share .....................................   $    11.81      $    14.69    $      7.18     $      9.13
   Maximum offering price per share(5) ..............   $    12.53      $    15.59    $      7.62     $      9.68
   Shares of beneficial interest outstanding, par
      value $0.001, unlimited authorization .........      655,527         519,305      7,214,158       1,039,274
   Net Assets .......................................   $    7,742      $    7,628    $    51,781     $     9,485
CLASS C
   Net asset value (net assets/shares outstanding)
      and offering price per share ..................   $    11.81      $    14.50    $      7.12     $      9.10
   Shares of beneficial interest outstanding, par
      value $0.001, unlimited authorization .........       45,751          27,127        992,001          22,728
   Net Assets .......................................   $      540      $      394    $     7,060     $       207
   (1) Investments in securities at cost ............   $   73,513      $   98,407    $   279,539     $   168,248
   (2) Foreign currency at cost .....................   $       --      $       --    $       151     $        --
   (3) Market value of securities loaned ............   $   10,954      $   15,458    $        --     $    24,201

(4)  Amount is less than $500 (not reported in thousands).

(5) For Equity Funds maximum offering price per share is NAV/(1-5.75%), for Fixed Income Funds maximum offering price per share is NAV/(1-4.75%).

(6) Investments in securities at value includes repurchase agreements totaling $102,491.

                        See Notes to Financial Statements


                            FIXED INCOME FUNDS                                              MONEY MARKET  FUNDS
----------------------------------------------------------------------------   ------------------------------------------------
               INTERMEDIATE   INTERMEDIATE                                          INSIGHT                        INSIGHT TAX-
HIGH YIELD      GOVERNMENT     TAX-EXEMPT    SHORT/INTERMEDIATE   TAX-EXEMPT   GOVERNMENT MONEY   INSIGHT MONEY    EXEMPT MONEY
INCOME FUND      BOND FUND      BOND FUND        BOND FUND        BOND FUND       MARKET FUND      MARKET FUND     MARKET FUND
-----------    ------------   ------------   ------------------   ----------   ----------------  --------------   -------------
$   46,826     $   36,592      $   89,264        $   79,690       $  128,183   $    282,928(6)   $    1,741,995   $     815,686
        18             --              --                --               --             --                  --              --
        --             --              --                --               --             --(4)                1              --(4)

       276              6           1,000                 7            1,000             --                  --              --
       455             10             409               116              616             --                  26              --
       956            236           1,206               671            1,464             69                 267             791
        --             --              --                --               --             --                  --              --
        --(4)          --(4)            1                 1                1              3                  16               7
        22             15              23                29               27             55                 129              37

         2             --              --                --               --             --                  --              --
----------     ----------      ----------        ----------       ----------   ------------      --------------   -------------
    48,555         36,859          91,903            80,514          131,291        283,055           1,742,434         816,521
----------     ----------      ----------        ----------       ----------   ------------      --------------   -------------

        --             --              --                --                2             --                  --              --

        --(4)          11              23                79              140             --                  12              80
       682          1,710           2,700                --            5,320             --                  --              --
        --             --              --                --               --             --                  --              --
       262              4             186                73              151             24                 125              57
        --             --              --                --               --             --                  --              --
        17              4              16                25               25             26                 149              72
         1              2              11                 7               27              4                  39              10
         6              4              10                10               13              8                  52              24
         2              5              12                 6               13              2                  34               2
        29             18              19                19               19             17                  27              21
         3              1               4                 2                2             14                  92              41

        11             --              --                --               --             --                  --              --
----------     ----------      ----------        ----------       ----------   ------------      --------------   -------------
     1,013          1,759           2,981               221            5,712             95                 530             307
----------     ----------      ----------        ----------       ----------   ------------      --------------   -------------
$   47,542     $   35,100      $   88,922        $   80,293       $  125,579   $    282,960      $    1,741,904   $     816,214
==========     ==========      ==========        ==========       ==========   ============      ==============   =============


$   63,625     $   33,366      $   89,497        $   88,064       $  120,457   $    282,959      $    1,741,891   $     816,217

        68              9               6                 4               18             --                  --              --

   (16,913)           264          (2,133)           (7,047)          (1,470)             1                  13              (3)

       762          1,461           1,552              (728)           6,574             --                  --              --
----------     ----------      ----------        ----------       ----------   ------------      --------------   -------------
$   47,542     $   35,100      $   88,922        $   80,293       $  125,579   $    282,960      $    1,741,904   $     816,214
==========     ==========      ==========        ==========       ==========   ============      ==============   =============


$    10.13     $    17.73      $    10.97        $    10.46       $    10.73   $       1.00      $         1.00   $        1.00

 4,557,793      1,357,072       4,995,397         6,073,098        3,376,217    175,842,753       1,358,453,115     687,233,225
$   46,156     $   24,058      $   54,790        $   63,510       $   36,227   $    175,823      $    1,358,125   $     687,297


$    10.14     $    17.73      $    10.97        $    10.46       $    10.73   $       1.00      $         1.00   $        1.00
$    10.65     $    18.61      $    11.52        $    10.98       $    11.27   $       1.00      $         1.00   $        1.00

    90,737        622,794       2,398,609           942,173        6,971,431    107,116,245         383,451,869     128,987,876
$      920     $   11,042      $   26,310        $    9,851       $   74,810   $    107,137      $      383,779   $     128,917


$    10.13     $       --      $    10.97        $    10.46       $    10.73   $         --      $           --   $          --

    45,997             --         713,046           662,812        1,354,829             --                  --              --
$      466     $       --      $    7,822        $    6,932       $   14,542   $         --      $           --   $          --
$   46,055     $   35,131      $   87,712        $   80,418       $  121,609   $    282,928      $    1,741,995   $     815,686
$       18     $       --      $       --        $       --       $       --   $         --      $           --   $          --
$       --     $       --      $       --        $       --       $       --   $         --      $           --   $          --

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2010
                                   (UNAUDITED)

(Reported in thousands)

                                                                                            EQUITY FUNDS
                                                                ---------------------------------------------------------------
                                                                                                EMERGING MARKETS
                                                                   BALANCED       CORE EQUITY     OPPORTUNITIES    VALUE EQUITY
                                                                ALLOCATION FUND      FUND            FUND              FUND
                                                                ---------------   -----------   ----------------   ------------
INVESTMENT INCOME
   Dividends ................................................      $   286         $     544       $  5,299           $ 1,358
   Interest .................................................          577                --             13                --
   Security lending .........................................            1                 2             --                 4
   Foreign taxes withheld ...................................           (3)               (3)          (297)               --
                                                                   -------          --------       --------           -------
      Total investment income ...............................          861               543          5,015             1,362
                                                                   -------          --------       --------           -------
EXPENSES
   Investment advisory fee ..................................          157               312          1,503               547
   Distribution fees, Class I ...............................           14                20             62                36
   Distribution and service fees, Class A ...................           10                11             59                15
   Distribution and service fees, Class C ...................            3                 2             27                 1
   Administration fee .......................................           35                50            170                88
   Transfer agent fee and expenses ..........................           16                30            175                43
   Custodian fees ...........................................            4                 5            111                 6
   Printing fees and expenses ...............................            3                 4             15                 5
   Professional fees ........................................           16                15             30                16
   Registration fees ........................................           17                18             32                19
   Trustees fee and expenses ................................            3                 4             13                 7
   Miscellaneous expenses ...................................            5                 7             19                13
                                                                   -------          --------       --------           -------
      Total expenses ........................................          283               478          2,216               796
   Less expenses reimbursed by investment adviser
      and/(or) distributor ..................................          (14)              (20)           (62)              (36)
                                                                   -------          --------       --------           -------
      Net expenses ..........................................          269               458          2,154               760
                                                                   -------          --------       --------           -------
      NET INVESTMENT INCOME (LOSS) ..........................          592                85          2,861               602
                                                                   -------          --------       --------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ..................          668             4,540          9,287               470
   Net realized gain (loss) on foreign currency
      transactions ..........................................           --                --         (2,005)               --
   Net change in unrealized appreciation (depreciation)
      on investments ........................................       (2,024)          (11,798)           412            (9,498)
   Net change in unrealized appreciation (depreciation) on
      foreign currency translation ..........................           --                --          1,015                --
   Net change in foreign taxes on unrealized capital gains ..           --                --            481                --
                                                                   -------          --------       --------           -------
   NET GAIN (LOSS) ON INVESTMENTS ...........................       (1,356)           (7,258)         9,190            (9,028)
                                                                   -------          --------       --------           -------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................      $  (764)         $ (7,173)      $ 12,051           $(8,426)
                                                                   =======          ========       ========           =======

(1)  Amount is less than $500 (not reported in thousands).

                        See Notes to Financial Statements

                          FIXED INCOME FUNS                                               MONEY MARKET FUND
---------------------------------------------------------------------   ------------------------------------------------------
              INTERMEDIATE   INTERMEDIATE      SHORT/                   INSIGHT GOVERNMENT      INSIGHT
 HIGH YIELD    GOVERNMENT     TAX-EXEMPT    INTERMEDIATE   TAX-EXEMPT      MONEY MARKET      MONEY MARKET   INSIGHT TAX-EXEMPT
INCOME FUND     BOND FUND      BOND FUND      BOND FUND     BOND FUND          FUND              FUND        MONEY MARKET FUND
-----------   ------------   ------------   ------------   ----------   ------------------   ------------   ------------------

  $     2       $    --        $     1        $     2       $     2           $  --(1)          $   86            $   28
    1,990           579          1,844          2,074         2,429             368              2,950             1,249
       --            --             --             --            --              --                 --                --
       --            --             --             --            --              --                 --                --
  -------        ------         ------         ------        ------           -----             ------            ------
    1,992           579          1,845          2,076         2,431             368              3,036             1,277
  -------        ------         ------         ------        ------           -----             ------            ------

      103            77            190            244           238             155              1,013               475
       11             6             14             19             8              36                387               191
        1            15             30             10            83             221                767               253
        2            --             28             30            48              --                 --                --
       26            19             47             48            58              47                348               159
       10            18             40             25            44               9                108                20
        1             1              2              2             2               4                 32                11
       12             2              3              3             4               8                 58                28
       49            14             14             15            16              17                 45                25
       17            14             18             18            18              23                 37                22
        2             1              4              4             5              14                 97                42
        4             4              7              8             8             462                 10                75
  -------        ------         ------         ------        ------           -----             ------            ------
      238           171            397            426           532             580              3,102             1,301

      (11)          (44)           (86)           (77)          (83)           (248)              (937)             (384)
  -------        ------         ------         ------        ------           -----             ------            ------
      227           127            311            349           449             332              2,165               917
  -------        ------         ------         ------        ------           -----             ------            ------
    1,765           452          1,534          1,727         1,982              36                871               360
  -------        ------         ------         ------        ------           -----             ------            ------

    1,989           265             93           (719)           56               3                 13                --

       --(1)         --             --             --            --              --                 --                --

   (2,259)          662            895          2,904         1,644              --                 --                --

       (9)           --             --             --            --              --                 --                --
       --            --             --             --            --              --                 --                --
  -------        ------         ------         ------        ------           -----             ------            ------
     (279)          927            988          2,185         1,700               3                 13                --
  -------        ------         ------         ------        ------           -----             ------            ------

  $ 1,486        $1,379         $2,522         $3,912        $3,682           $  39             $  884            $  360
  =======        ======         ======         ======        ======           =====             ======            ======

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

($Reported in thousands)

                                                                                                 EQUITY FUNDS
                                                                          -------------------------------------------------------

                                                                              BALANCED ALLOCATION FUND      CORE EQUITY FUND
                                                                          -------------------------------------------------------
                                                                            SIX MONTHS                  SIX MONTHS
                                                                          ENDED JUNE 30,   YEAR ENDED   ENDED JUNE    YEAR ENDED
                                                                               2010       DECEMBER 31,   30, 2010    DECEMBER 31,
                                                                            (UNAUDITED)      2009       (UNAUDITED)       2009
                                                                          --------------  ------------  -----------  ------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) .......................................       $   592        $ 1,188     $     85       $   462
   Net realized gain (loss) ...........................................           668         (4,029)       4,540        (9,337)
   Net change in unrealized appreciation (depreciation) ...............        (2,024)        12,113      (11,798)       24,879
                                                                              -------        -------     --------       -------
   Increase (decrease) in net assets resulting from operations ........          (764)         9,272       (7,173)       16,004
                                                                              -------        -------     --------       -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I .....................................          (517)        (1,046)        (157)         (438)
   Net investment income, Class A .....................................           (65)          (143)          (7)          (21)
   Net investment income, Class C .....................................            (2)            (6)          --            --
   Net realized short-term gains, Class I .............................            --             --           --            --
   Net realized short-term gains, Class A .............................            --             --           --            --
   Net realized short-term gains, Class C .............................            --             --           --            --
   Net realized long-term gains, Class I ..............................            --             --           --            --
   Net realized long-term gains, Class A ..............................            --             --           --            --
                                                                              -------        -------     --------       -------
   Decrease in net assets from distributions to shareholders ..........          (584)        (1,195)        (164)         (459)
                                                                              -------        -------     --------       -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions, Class I ..............         1,321           (879)      (3,581)       (9,554)
   Change in net assets from share transactions, Class A ..............            58           (261)        (811)        1,831
   Change in net assets from share transactions, Class C ..............           100           (111)         (54)         (194)
                                                                              -------        -------     --------       -------
   Increase (decrease) in net assets from share transactions ..........         1,479         (1,251)      (4,446)       (7,917)
                                                                              -------        -------     --------       -------
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(2) ...........................................            --             --           --            --
   Net increase (decrease) in net assets ..............................           131          6,826      (11,783)        7,628
NET ASSETS
   Beginning of period ................................................        60,919         54,093       90,846        83,218
                                                                              -------        -------     --------       -------
   End of period ......................................................       $61,050        $60,919     $ 79,063       $90,846
                                                                              =======        =======     ========       =======
Accumulated undistributed net investment income (loss) at
   end of period ......................................................       $    17        $     9     $    (16)      $    63


(1)  Amount is less than $500 (not reported in thousands).

(2) The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                        See Notes to Financial Statements

                     EQUITY FUNDS                                      FIXED INCOME FUNDS
----------------------------------------------------  ---------------------------------------------------
    EMERGING MARKETS                                                             INTERMEDIATE GOVERNMENT
   OPPORTUNITIES FUND           VALUE EQUITY FUND      HIGH YIELD INCOME FUND            BOND FUND
-------------------------  -------------------------  -----------------------  --------------------------
 SIX MONTHS                 SIX MONTHS                 SIX MONTHS                SIX MONTHS
 ENDED JUNE   YEAR ENDED    ENDED JUNE   YEAR ENDED    ENDED JUNE  YEAR ENDED  ENDED JUNE 30,  YEAR ENDED
  30, 2010   DECEMBER 31,    30, 2010   DECEMBER 31,    30, 2010    DECEMBER        2010        DECEMBER
(UNAUDITED)      2009      (UNAUDITED)      2009      (UNAUDITED)   31, 2009     (UNAUDITED)    31, 2009
-----------  ------------  -----------  ------------  -----------  ----------  --------------  ----------


 $  2,861      $  2,612     $    602      $  2,104      $ 1,765     $ 3,609        $   452     $ 1,127
    7,282       (10,046)         470       (19,499)       1,989      (2,412)           265          72
    1,908        75,453       (9,498)       42,254       (2,268)      9,813            662        (920)
 --------      --------     --------      --------      -------     -------        -------     -------
   12,051        68,019       (8,426)       24,859        1,486      11,010          1,379         279
 --------      --------     --------      --------      -------     -------        -------     -------

   (2,337)       (2,457)        (671)       (2,030)      (1,736)     (3,331)          (304)       (751)
     (390)         (403)         (41)         (170)         (35)       (242)          (148)       (377)
      (28)           (9)          --(1)         (1)         (14)        (16)            --          --
       --            --           --            --           --          --             --         (92)
       --            --           --            --           --          --             --         (53)
       --            --           --            --           --          --             --          --
       --            --           --            --           --          --             --         (47)
       --            --           --            --           --          --             --         (26)
 --------      --------     --------      --------      -------     -------        -------     -------
   (2,755)       (2,869)        (712)       (2,201)      (1,785)     (3,589)          (452)     (1,346)
 --------      --------     --------      --------      -------     -------        -------     -------

   36,151       114,472      (17,756)      (20,786)       3,386       4,315           (539)     (6,046)
    7,647        20,957       (3,000)       (4,794)          87      (3,281)        (2,477)       (713)
    2,697         3,323            7          (208)          85         229             --          --
 --------      --------     --------      --------      -------     -------        -------     -------
   46,495       138,752      (20,749)      (25,788)       3,558       1,263         (3,016)     (6,759)
 --------      --------     --------      --------      -------     -------        -------     -------

       --            --           --            --           --          --             --           4
   55,791       203,902      (29,887)       (3,130)       3,259       8,684         (2,089)     (7,822)

  279,189        75,287      164,144       167,274       44,283      35,599         37,189      45,011
 --------      --------     --------      --------      -------     -------        -------     -------
 $334,980      $279,189     $134,257      $164,144      $47,542     $44,283        $35,100     $37,189
 ========      ========     ========      ========      =======     =======        =======     =======

 $    456      $    350     $     31      $    141      $    68     $    88        $     9     $     9

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ Reported in thousands)

                                                                                        FIXED INCOME FUNDS
                                                                     -----------------------------------------------------------
                                                                       INTERMEDIATE TAX-EXEMPT
                                                                                BOND FUND           SHORT/INTERMEDIATE BOND FUND
                                                                     ----------------------------   ----------------------------
                                                                      SIX MONTHS                     SIX MONTHS
                                                                         ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                                     JUNE 30, 2010   DECEMBER 31,   JUNE 30, 2010   DECEMBER 31,
                                                                      (UNAUDITED)        2009        (UNAUDITED)        2009
                                                                     -------------   ------------   -------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) ..................................      $ 1,534        $  3,414        $  1,727       $  4,537
   Net realized gain (loss) ......................................           93             591            (719)          (565)
   Net change in unrealized appreciation (depreciation) ..........          895           9,820           2,904          9,008
                                                                        -------        --------        --------       --------
   Increase (decrease) in net assets resulting from operations ...        2,522          13,825           3,912         12,980
                                                                        -------        --------        --------       --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I ................................       (1,033)         (2,785)         (1,504)        (4,186)
   Net investment income, Class A ................................         (424)           (586)           (157)          (240)
   Net investment income, Class C ................................          (77)            (43)            (91)           (85)
   Net investment income, Exchange Shares ........................           --              --              --             --
   Net realized short-term gains, Class I ........................           --              --              --             --
   Net realized short-term gains, Class A ........................           --              --              --             --
   Net realized long-term gains, Class I .........................           --              --              --             --
   Net realized long-term gains, Class A .........................           --              --              --             --
                                                                        -------        --------        --------       --------
   Decrease in net assets from distributions to shareholders .....       (1,534)         (3,414)         (1,752)        (4,511)
                                                                        -------        --------        --------       --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions, Class I .........       (1,047)        (35,742)        (19,044)       (43,764)
   Change in net assets from share transactions, Class A .........        3,904           7,744           1,476          3,736
   Change in net assets from share transactions, Class C .........        3,556           3,518           1,671          3,601
                                                                        -------        --------        --------       --------
   Increase (decrease) in net assets from share transactions .....        6,413         (24,480)        (15,897)       (36,427)
                                                                        -------        --------        --------       --------
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(1) ......................................           --              --              --              3
   Net increase (decrease) in net assets .........................        7,401         (14,069)        (13,737)       (27,955)
NET ASSETS
   Beginning of period ...........................................       81,521          95,590          94,030        121,985
                                                                        -------        --------        --------       --------
   End of period .................................................      $88,922        $ 81,521        $ 80,293       $ 94,030
                                                                        =======        ========        ========       ========
   Accumulated undistributed net investment income (loss) at
      end of period ..............................................      $     6        $      6        $      4       $     29

(1) The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

(2) The Insight Money Market Fund received $3,642 in distributions from the Tyco International Ltd. Securities Litigation Settlement proceeds. $1,025 of these distributions have been reclassed from realized capital gains to interest income.

                        See Notes to Financial Statements

     FIXED INCOME FUNDS                                            MONEY MARKET FUNDS
----------------------------   -------------------------------------------------------------------------------------------
                                 INSIGHT GOVERNMENT MONEY                                          INSIGHT TAX-EXEMPT
    TAX-EXEMPT BOND FUND                MARKET FUND             INSIGHT MONEY MARKET FUND           MONEY MARKET FUND
----------------------------   ----------------------------   ----------------------------    ----------------------------
 SIX MONTHS                     SIX MONTHS                     SIX MONTHS                      SIX MONTHS
    ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED         ENDED        YEAR ENDED
JUNE 30, 2010   DECEMBER 31,   JUNE 30, 2010   DECEMBER 31,   JUNE 30, 2010   DECEMBER 31,    JUNE 30, 2010   DECEMBER 31,
 (UNAUDITED)        2009        (UNAUDITED)        2009        (UNAUDITED)        2009         (UNAUDITED)        2009
-------------  -------------   -------------   ------------   -------------   ------------    -------------   ------------


   $  1,982       $  3,643        $     36       $   1,336      $      871     $   11,383(2)    $      360     $    3,755
         56            160               3              34              13          2,604(2)            --             (3)
      1,644         10,301              --              --              --             --               --             --
   --------       --------        --------       ---------      ----------     ----------       ----------     ----------
      3,682         14,104              39           1,370             884         13,987              360          3,752
   --------       --------        --------       ---------      ----------     ----------       ----------     ----------

       (601)        (1,382)            (30)         (1,154)           (849)        (9,239)            (353)        (3,583)
     (1,239)        (2,186)             (6)           (186)            (22)        (1,671)              (7)          (172)
       (143)           (93)             --              --              --             --               --             --
         --             --              --              --              --           (473)              --             --
         --             --             (14)             (7)             --         (1,565)              --             --
         --             --              (9)             (4)             --           (390)              --             --
         --             --              --              --              --             --               --            (37)
         --             --              --              --              --             --               --             (8)
   --------       --------        --------       ---------      ----------     ----------       ----------     ----------
     (1,983)        (3,661)            (59)         (1,351)           (871)       (13,338)            (360)        (3,800)
   --------       --------        --------       ---------      ----------     ----------       ----------     ----------

     10,358        (20,300)         43,845        (296,335)       (696,467)       435,493         (157,260)      (346,205)
     14,509          3,876         (60,909)        (61,683)       (148,257)      (174,764)         (70,555)       (25,205)
      8,218          4,467              --              --              --       (172,546)              --             --
   --------       --------        --------       ---------      ----------     ----------       ----------     ----------
     33,085        (11,957)        (17,064)       (358,018)       (844,724)        88,183         (227,815)      (371,410)
   --------       --------        --------       ---------      ----------     ----------       ----------     ----------

         --             18              --              --              --             --               --             --

     34,784         (1,496)        (17,084)       (357,999)       (844,711)        88,832         (227,815)      (371,458)
     90,795         92,291         300,044         658,043       2,586,615      2,497,783        1,044,029      1,415,487
   --------       --------        --------       ---------      ----------     ----------       ----------     ----------
   $125,579       $ 90,795        $282,960       $ 300,044      $1,741,904     $2,586,615       $  816,214     $1,044,029
   ========       ========        ========       =========      ==========     ==========       ==========     ==========

   $     18       $     19        $     --       $      --      $       --     $       --       $       --     $       --

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                              FINANCIAL HIGHLIGHTS
                     SELECTED PER SHARE DATA AND RATIOS FOR
                   A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      NET
                           NET ASSET     NET        REALIZED      NON-RECURRING      TOTAL     DIVIDENDS   DISTRIBUTIONS
                            VALUE,    INVESTMENT      AND          PAYMENT FROM       FROM      FROM NET     FROM NET
                          BEGINNING     INCOME     UNREALIZED         FORMER       INVESTMENT  INVESTMENT    REALIZED
                          OF PERIOD     (LOSS)    GAIN/(LOSS)    ADMINISTRATOR(8)  OPERATIONS    INCOME        GAINS
                          ----------  ----------  -----------    ----------------  ----------  ----------  -------------
BALANCED ALLOCATION FUND
CLASS I
1/1/10 to 6/30/10(11)        $12.10    0.12(7)      (0.25)             --           (0.13)      (0.12)           --
1/1/09 to 12/31/09            10.46    0.24(7)       1.64              --            1.88       (0.24)           --
1/1/08 to 12/31/08            14.30    0.29(7)      (3.84)             --           (3.55)      (0.29)           --
1/1/07 to 12/31/07            15.00    0.34(7)       0.63              --            0.97       (0.35)        (1.32)
1/1/06 to 12/31/06            14.72    0.33(7)       0.99            0.02            1.34       (0.33)        (0.71)
1/1/05 to 12/31/05            14.99    0.30          0.81              --            1.11       (0.30)        (1.08)
CLASS A
1/1/10 to 6/30/10(11)        $12.07    0.10(7)      (0.26)             --           (0.16)      (0.10)           --
1/1/09 to 12/31/09            10.42    0.21(7)       1.66              --            1.87       (0.22)           --
1/1/08 to 12/31/08            14.26    0.26(7)      (3.84)             --           (3.58)      (0.26)           --
1/1/07 to 12/31/07            14.96    0.30(7)       0.63              --            0.93       (0.31)        (1.32)
1/1/06 to 12/31/06            14.69    0.29(7)       0.99            0.02            1.30       (0.30)        (0.71)
1/1/05 to 12/31/05            14.97    0.27          0.79              --            1.06       (0.26)        (1.08)
CLASS C
1/1/10 to 6/30/10(11)        $12.07    0.06(7)      (0.26)             --           (0.20)      (0.06)           --
1/1/09 to 12/31/09            10.42    0.13(7)       1.66              --            1.79       (0.14)           --
1/1/08 to 12/31/08            14.26    0.16(7)      (3.84)             --           (3.68)      (0.16)           --
1/1/07 to 12/31/07            14.96    0.18(7)       0.63              --            0.81       (0.19)        (1.32)
6/26/06 (inception)
   to 12/31/06                14.24    0.08(7)       1.25              --            1.33       (0.09)        (0.52)
CORE EQUITY FUND
CLASS I
1/1/10 to 6/30/10(11)        $16.33    0.02(7)      (1.39)             --           (1.37)      (0.03)           --
1/1/09 to 12/31/09            13.64    0.08(7)       2.69              --            2.77       (0.08)           --
1/1/08 to 12/31/08            20.84    0.13(7)      (7.01)             --           (6.88)      (0.12)        (0.20)
1/1/07 to 12/31/07            21.85    0.21(7)       1.32              --            1.53       (0.22)        (2.32)
1/1/06 to 12/31/06            21.19    0.16(7)       2.71            0.06            2.93       (0.16)        (2.05)
1/1/05 to 12/31/05            21.91    0.12          1.83              --            1.95       (0.12)        (2.55)
CLASS A
1/1/10 to 6/30/10(11)        $16.07      --(7)(9)   (1.37)             --           (1.37)      (0.01)           --
1/1/09 to 12/31/09            13.42    0.05(7)       2.65              --            2.70       (0.05)           --
1/1/08 to 12/31/08            20.51    0.08(7)      (6.89)             --           (6.81)      (0.08)        (0.20)
1/1/07 to 12/31/07            21.53    0.15(7)       1.31              --            1.46       (0.16)        (2.32)
1/1/06 to 12/31/06            20.91    0.11(7)       2.66            0.05            2.82       (0.10)        (2.05)
1/1/05 to 12/31/05            21.66    0.07          1.80              --            1.87       (0.07)        (2.55)
CLASS C
1/1/10 to 6/30/10(11)        $15.91   (0.06)(7)     (1.35)             --           (1.41)         --            --
1/1/09 to 12/31/09            13.36   (0.06)(7)      2.61              --            2.55          --            --
1/1/08 to 12/31/08            20.44   (0.04)(7)     (6.84)             --           (6.88)         --         (0.20)
1/1/07 to 12/31/07            21.49   (0.02)(7)      1.31              --            1.29       (0.02)        (2.32)
6/26/06 (inception)
   to 12/31/06                20.46   (0.02)(7)      2.63              --            2.61       (0.02)        (1.56)

                            DISTRIBUTIONS                                                          TOTAL RETURN
                                FROM                                                                 EXCLUDING
                            NON-RECURRING                   REDEMPTION    NET ASSET                NON-RECURRING       NET ASSETS,
                            PAYMENT FROM                   FEES ADDED TO   VALUE,                  PAYMENT FROM          END OF
                               FORMER           TOTAL         PAID-IN      END OF      TOTAL          FORMER             PERIOD
                          ADMINISTRATOR(8)  DISTRIBUTIONS   CAPITAL(4)     PERIOD    RETURN(3)  ADMINISTRATOR(3)(8)  (IN THOUSANDS)
                          ----------------  -------------  -------------  ---------  ---------  -------------------  --------------
BALANCED ALLOCATION FUND
CLASS I
1/1/10 to 6/30/10(11)              --           (0.12)          --         $11.85     (1.15)%              --         $   52,768
1/1/09 to 12/31/09                 --           (0.24)          --          12.10     18.28                --             52,601
1/1/08 to 12/31/08                 --           (0.29)          --          10.46    (25.10)               --             46,545
1/1/07 to 12/31/07                 --           (1.67)          --          14.30      6.48                --             71,603
1/1/06 to 12/31/06              (0.02)          (1.06)          --(9)       15.00      9.26              9.14             74,724
1/1/05 to 12/31/05                 --           (1.38)          --          14.72      7.45                --             71,570
CLASS A
1/1/10 to 6/30/10(11)              --           (0.10)          --         $11.81     (1.35)%              --         $    7,742
1/1/09 to 12/31/09                 --           (0.22)          --          12.07     18.16                --              7,864
1/1/08 to 12/31/08                 --           (0.26)          --          10.42    (25.35)               --              7,050
1/1/07 to 12/31/07                 --           (1.63)          --          14.26      6.16                --             11,646
1/1/06 to 12/31/06              (0.02)          (1.03)          --          14.96      9.03              8.92             12,613
1/1/05 to 12/31/05                 --           (1.34)          --          14.69      7.14                --              2,953
CLASS C
1/1/10 to 6/30/10(11)              --           (0.06)          --         $11.81     (1.72)%              --         $      540
1/1/09 to 12/31/09                 --           (0.14)          --          12.07     17.31                --                454
1/1/08 to 12/31/08                 --           (0.16)          --          10.42    (25.93)               --                498
1/1/07 to 12/31/07                 --           (1.51)          --          14.26      5.45                --                321
6/26/06 (inception)
   to 12/31/06                     --           (0.61)          --          14.96      9.31(2)             --                255
CORE EQUITY FUND
CLASS I
1/1/10 to 6/30/10(11)              --           (0.03)          --         $14.93     (8.38)%              --         $   71,041
1/1/09 to 12/31/09                 --           (0.08)          --          16.33     20.41                --             81,239
1/1/08 to 12/31/08                 --           (0.32)          --          13.64    (33.36)               --             76,658
1/1/07 to 12/31/07                 --           (2.54)          --          20.84      7.06                --            124,328
1/1/06 to 12/31/06              (0.06)          (2.27)          --(9)       21.85     13.98             13.07            146,245
1/1/05 to 12/31/05                 --           (2.67)          --          21.19      8.97                --            135,587
CLASS A
1/1/10 to 6/30/10(11)              --           (0.01)          --         $14.69     (8.51)%                         $    7,628
1/1/09 to 12/31/09                 --           (0.05)          --          16.07     20.16                --              9,121
1/1/08 to 12/31/08                 --           (0.28)          --          13.42    (33.54)               --              5,943
1/1/07 to 12/31/07                 --           (2.48)          --          20.51      6.81                --             10,265
1/1/06 to 12/31/06              (0.05)          (2.20)          --          21.53     13.73             13.46             11,795
1/1/05 to 12/31/05                 --           (2.62)          --          20.91      8.70                --              1,009
CLASS C
1/1/10 to 6/30/10(11)              --               --          --         $14.50     (8.86)%              --         $      394
1/1/09 to 12/31/09                 --               --          --          15.91     19.27                --                486
1/1/08 to 12/31/08                 --           (0.20)          --          13.36    (34.04)               --                617
1/1/07 to 12/31/07                 --           (2.34)          --          20.44      6.00                --                251
6/26/06 (inception)
   to 12/31/06                     --           (1.58)          --          21.49     12.84(2)             --                171



                            RATIO OF     RATIO OF GROSS  RATIO OF NET
                          NET OPERATING     OPERATING     INVESTMENT
                           EXPENSES TO      EXPENSES        INCOME     PORTFOLIO
                             AVERAGE       TO AVERAGE     TO AVERAGE   TURNOVER
                           NET ASSETS      NET ASSETS     NET ASSETS     RATE
                          -------------  --------------  ------------  ---------
BALANCED ALLOCATION FUND
CLASS I
1/1/10 to 6/30/10(11)          0.82%          0.87%         1.93%         36%
1/1/09 to 12/31/09             0.82           0.87          2.20          58
1/1/08 to 12/31/08             0.83           0.88          2.28          55
1/1/07 to 12/31/07             0.77           0.82          2.18          71
1/1/06 to 12/31/06             0.76           0.82          2.20          66
1/1/05 to 12/31/05             0.79           0.84          1.95          61
CLASS A
1/1/10 to 6/30/10(11)          1.07%          1.07%         1.68%         36%
1/1/09 to 12/31/09             1.07           1.07          1.95          58
1/1/08 to 12/31/08             1.08           1.08          2.02          55
1/1/07 to 12/31/07             1.02           1.02          1.93          71
1/1/06 to 12/31/06             1.01           1.02          1.93          66
1/1/05 to 12/31/05             1.04           1.09          1.74          61
CLASS C
1/1/10 to 6/30/10(11)          1.82%          1.82%         0.94%         36%
1/1/09 to 12/31/09             1.82           1.82          1.22          58
1/1/08 to 12/31/08             1.83           1.83          1.33          55
1/1/07 to 12/31/07             1.78           1.78          1.19          71
6/26/06 (inception)
   to 12/31/06                 1.77(1)        1.77(1)       1.04(1)       66(2)
CORE EQUITY FUND
CLASS I
1/1/10 to 6/30/10(11)          1.00%          1.05%         0.22%         64%
1/1/09 to 12/31/09             0.97           1.02          0.58          83
1/1/08 to 12/31/08             0.95           1.00          0.73          68
1/1/07 to 12/31/07             0.91           0.96          0.91          58
1/1/06 to 12/31/06             0.90           0.95          0.74          74
1/1/05 to 12/31/05             0.93           0.97          0.54          80
CLASS A
1/1/10 to 6/30/10(11)          1.25%          1.25%        (0.02)%        64%
1/1/09 to 12/31/09             1.22           1.22          0.32          83
1/1/08 to 12/31/08             1.20           1.20          0.47          68
1/1/07 to 12/31/07             1.16           1.16          0.66          58
1/1/06 to 12/31/06             1.16           1.16          0.50          74
1/1/05 to 12/31/05             1.18           1.22          0.29          80
CLASS C
1/1/10 to 6/30/10(11)          2.00%          2.00%        (0.78)%        64%
1/1/09 to 12/31/09             1.97           1.97         (0.41)         83
1/1/08 to 12/31/08             1.95           1.95         (0.23)         68
1/1/07 to 12/31/07             1.92           1.92         (0.10)         58
6/26/06 (inception)
   to 12/31/06                 1.89(1)        1.89(1)      (0.19)(1)      74(2)


         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                     SELECTED PER SHARE DATA AND RATIOS FOR
                   A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      NET
                           NET ASSET     NET        REALIZED      NON-RECURRING      TOTAL     DIVIDENDS   DISTRIBUTIONS
                            VALUE,    INVESTMENT      AND          PAYMENT FROM       FROM      FROM NET     FROM NET
                          BEGINNING     INCOME     UNREALIZED         FORMER       INVESTMENT  INVESTMENT    REALIZED
                          OF PERIOD     (LOSS)    GAIN/(LOSS)    ADMINISTRATOR(8)  OPERATIONS    INCOME        GAINS
                          ----------  ----------  -----------    ----------------  ----------  ----------  -------------
EMERGING MARKETS
OPPORTUNITIES FUND
CLASS I
1/1/10 to 6/30/10(11)        $ 7.17    0.07(7)       0.21              --            0.28       (0.06)           --
1/1/09 to 12/31/09             4.90    0.10(7)       2.26              --            2.36       (0.09)           --
1/1/08 to 12/31/08            10.08    0.06(7)      (4.43)             --           (4.37)      (0.11)        (0.70)
1/1/07 to 12/31/07            12.34    0.15(7)       3.62              --            3.77       (0.09)        (5.94)
1/1/06 to 12/31/06            12.43    0.20(7)       3.32            0.01            3.53       (0.22)        (3.39)
1/1/05 to 12/31/05            11.01    0.14          3.15              --            3.29       (0.11)        (1.76)
CLASS A
1/1/10 to 6/30/10(11)        $ 6.96    0.06(7)       0.22              --            0.28       (0.06)           --
1/1/09 to 12/31/09             4.76    0.08(7)       2.20              --            2.28       (0.08)           --
1/1/08 to 12/31/08             9.80    0.05(7)      (4.30)             --           (4.25)      (0.09)        (0.70)
1/1/07 to 12/31/07            12.14    0.09(7)       3.57              --            3.66       (0.06)        (5.94)
1/1/06 to 12/31/06            12.27    0.08(7)       3.36            0.01            3.45       (0.18)        (3.39)
1/1/05 to 12/31/05            10.88    0.10          3.14              --            3.24       (0.09)        (1.76)
CLASS C
1/1/10 to 6/30/10(11)        $ 6.90    0.04(7)       0.21              --            0.25       (0.03)           --
1/1/09 to 12/31/09             4.72    0.02(7)       2.19              --            2.21       (0.03)           --
1/1/08 to 12/31/08             9.69      --(9)      (4.23)             --           (4.23)      (0.04)        (0.70)
1/1/07 to 12/31/07            12.14      --(9)       3.55              --            3.55       (0.06)        (5.94)
6/26/06 (inception)
   to 12/31/06                11.71   (0.03)(7)      3.35              --            3.32       (0.07)        (2.82)
VALUE EQUITY FUND
CLASS I
1/1/10 to 6/30/10(11)        $ 9.73    0.04(7)      (0.67)             --           (0.63)      (0.05)           --
1/1/09 to 12/31/09             8.49    0.11(7)       1.25              --            1.36       (0.12)           --
1/1/08 to 12/31/08            13.94    0.16(7)      (5.05)             --           (4.89)      (0.15)        (0.41)
1/1/07 to 12/31/07            14.66    0.18(7)       1.27              --            1.45       (0.18)        (1.99)
1/1/06 to 12/31/06            13.88    0.14(7)       2.04            0.04            2.22       (0.14)        (1.26)
1/1/05 to 12/31/05            13.44    0.17          1.51              --            1.68       (0.17)        (1.07)
CLASS A
1/1/10 to 6/30/10(11)        $ 9.82    0.03(7)      (0.68)             --           (0.65)      (0.04)           --
1/1/09 to 12/31/09             8.57    0.09(7)       1.26              --            1.35       (0.10)           --
1/1/08 to 12/31/08            14.06    0.13(7)      (5.09)             --           (4.96)      (0.12)        (0.41)
1/1/07 to 12/31/07            14.77    0.14(7)       1.28              --            1.42       (0.14)        (1.99)
1/1/06 to 12/31/06            13.97    0.13(7)       2.04            0.03            2.20       (0.11)        (1.26)
1/1/05 to 12/31/05            13.53    0.13          1.52              --            1.65       (0.14)        (1.07)
CLASS C
1/1/10 to 6/30/10(11)        $ 9.79   (0.01)(7)     (0.67)             --           (0.68)      (0.01)           --
1/1/09 to 12/31/09             8.56    0.03(7)       1.24              --            1.27       (0.04)           --
1/1/08 to 12/31/08            14.04    0.04(7)      (5.08)             --           (5.04)      (0.03)        (0.41)
1/1/07 to 12/31/07            14.76    0.02(7)       1.27              --            1.29       (0.02)        (1.99)
6/26/06 (inception)
   to 12/31/06                14.20    0.01(7)       1.61              --            1.62       (0.02)        (1.04)

                            DISTRIBUTIONS                                                          TOTAL RETURN
                                FROM                                                                 EXCLUDING
                            NON-RECURRING                   REDEMPTION    NET ASSET                NON-RECURRING       NET ASSETS,
                            PAYMENT FROM                   FEES ADDED TO   VALUE,                  PAYMENT FROM          END OF
                               FORMER           TOTAL         PAID-IN      END OF      TOTAL          FORMER             PERIOD
                          ADMINISTRATOR(8)  DISTRIBUTIONS   CAPITAL(4)     PERIOD    RETURN(3)  ADMINISTRATOR(3)(8)  (IN THOUSANDS)
                          ----------------  -------------  -------------  ---------  ---------  -------------------  --------------
EMERGING MARKETS
OPPORTUNITIES FUND
CLASS I
1/1/10 to 6/30/10(11)              --           (0.06)          --         $ 7.39      3.94%               --         $  276,139
1/1/09 to 12/31/09                 --           (0.09)          --           7.17     48.52                --            232,325
1/1/08 to 12/31/08                 --           (0.81)          --           4.90    (45.90)               --             63,699
1/1/07 to 12/31/07                 --           (6.03)          --          10.08     37.39                --            199,197
1/1/06 to 12/31/06              (0.01)          (3.62)          --(9)       12.34     29.60             28.54            242,422
1/1/05 to 12/31/05                 --           (1.87)          --          12.43     31.23                --            329,081
CLASS A
1/1/10 to 6/30/10(11)              --           (0.06)          --         $ 7.18     3.93%                --         $   51,781
1/1/09 to 12/31/09                 --           (0.08)          --           6.96     48.12                --             42,658
1/1/08 to 12/31/08                 --           (0.79)          --           4.76    (46.04)               --             11,281
1/1/07 to 12/31/07                 --           (6.00)          --           9.80     37.16                --             11,616
1/1/06 to 12/31/06              (0.01)          (3.58)          --(9)       12.14     29.21             29.15              7,456
1/1/05 to 12/31/05                 --           (1.85)          --          12.27     31.08                --              1,205
CLASS C
1/1/10 to 6/30/10(11)              --           (0.03)          --         $ 7.12      3.60%               --         $    7,060
1/1/09 to 12/31/09                 --           (0.03)          --           6.90     47.29                --              4,206
1/1/08 to 12/31/08                 --           (0.74)          --           4.72    (46.50)               --                307
1/1/07 to 12/31/07                 --           (6.00)          --           9.69     35.89                --                373
6/26/06 (inception)
   to 12/31/06                     --           (2.89)          --          12.14     29.04(2)             --                186
VALUE EQUITY FUND
CLASS I
1/1/10 to 6/30/10(11)              --           (0.05)          --         $ 9.05     (6.55)%              --         $  124,565
1/1/09 to 12/31/09                 --           (0.12)          --           9.73     16.24                --            150,822
1/1/08 to 12/31/08                 --           (0.56)          --           8.49    (36.26)               --            150,922
1/1/07 to 12/31/07                 --           (2.17)          --          13.94     10.10                --            272,426
1/1/06 to 12/31/06              (0.04)          (1.44)          --(9)       14.66     16.12             15.85            278,841
1/1/05 to 12/31/05                 --           (1.24)          --          13.88     12.52                --            261,584
CLASS A
1/1/10 to 6/30/10(11)              --           (0.04)          --         $ 9.13     (6.70)%              --         $    9,485
1/1/09 to 12/31/09                 --           (0.10)          --           9.82     15.92                --             13,106
1/1/08 to 12/31/08                 --           (0.53)          --           8.57    (36.39)               --             15,946
1/1/07 to 12/31/07                 --           (2.13)          --          14.06      9.82                --             22,330
1/1/06 to 12/31/06              (0.03)          (1.40)          --          14.77     15.85             15.62             25,800
1/1/05 to 12/31/05                 --           (1.21)          --          13.97     12.18                --              2,416
CLASS C
1/1/10 to 6/30/10(11)              --           (0.01)          --         $ 9.10     (7.00)%              --         $      207
1/1/09 to 12/31/09                 --           (0.04)          --           9.79     14.96                --                216
1/1/08 to 12/31/08                 --           (0.44)          --           8.56    (36.87)               --                406
1/1/07 to 12/31/07                 --           (2.01)          --          14.04      8.92                --                691
6/26/06 (inception)
   to 12/31/06                     --           (1.06)          --          14.76     11.35(2)             --                175



                            RATIO OF     RATIO OF GROSS  RATIO OF NET
                          NET OPERATING     OPERATING     INVESTMENT
                           EXPENSES TO      EXPENSES        INCOME     PORTFOLIO
                             AVERAGE       TO AVERAGE     TO AVERAGE   TURNOVER
                           NET ASSETS      NET ASSETS     NET ASSETS     RATE
                          -------------  --------------  ------------  ---------
EMERGING MARKETS
OPPORTUNITIES FUND
CLASS I
1/1/10 to 6/30/10(11)          1.38%          1.43%         1.96%         19%
1/1/09 to 12/31/09             1.47           1.52          1.64          50
1/1/08 to 12/31/08             1.54           1.59          0.77         126
1/1/07 to 12/31/07             1.34           1.39          1.22          92
1/1/06 to 12/31/06             1.32           1.50          1.51          83
1/1/05 to 12/31/05             1.45           1.60          1.20          43
CLASS A
1/1/10 to 6/30/10(11)          1.63%          1.63%         1.72%         19%
1/1/09 to 12/31/09             1.72           1.72          1.34          50
1/1/08 to 12/31/08             1.79           1.79          0.65         126
1/1/07 to 12/31/07             1.60           1.60          0.77          92
1/1/06 to 12/31/06             1.59           1.63          0.60          83
1/1/05 to 12/31/05             1.70           1.85          0.91          43
CLASS C
1/1/10 to 6/30/10(11)          2.39%          2.39%         1.02%         19%
1/1/09 to 12/31/09             2.49           2.49          0.30          50
1/1/08 to 12/31/08             2.54           2.54         (0.05)        126
1/1/07 to 12/31/07             2.35           2.35          0.01          92
6/26/06 (inception)
   to 12/31/06                 2.30(1)        2.30(1)      (0.49)(1)      83(2)
VALUE EQUITY FUND
CLASS I
1/1/10 to 6/30/10(11)          0.95%          1.00%         0.79%         40%
1/1/09 to 12/31/09             0.92           0.97          1.33          64
1/1/08 to 12/31/08             0.90           0.95          1.37          56
1/1/07 to 12/31/07             0.87           0.92          1.13          55
1/1/06 to 12/31/06             0.87           0.93          0.96          59
1/1/05 to 12/31/05             0.87           0.91          1.20          63
CLASS A
1/1/10 to 6/30/10(11)          1.20%          1.20%         0.55%         40%
1/1/09 to 12/31/09             1.17           1.17          1.10          64
1/1/08 to 12/31/08             1.15           1.15          1.14          56
1/1/07 to 12/31/07             1.12           1.12          0.88          55
1/1/06 to 12/31/06             1.14           1.14          0.84          59
1/1/05 to 12/31/05             1.12           1.16          1.00          63
CLASS C
1/1/10 to 6/30/10(11)          1.96%          1.96%        (0.22)%        40%
1/1/09 to 12/31/09             1.92           1.92          0.39          64
1/1/08 to 12/31/08             1.90           1.90          0.36          56
1/1/07 to 12/31/07             1.87           1.87          0.12          55
6/26/06 (inception)
   to 12/31/06                 1.89(1)        1.89(1)       0.15(1)       59(2)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                     SELECTED PER SHARE DATA AND RATIOS FOR
                   A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      NET
                           NET ASSET     NET        REALIZED      NON-RECURRING      TOTAL     DIVIDENDS   DISTRIBUTIONS
                            VALUE,    INVESTMENT      AND          PAYMENT FROM       FROM      FROM NET     FROM NET
                          BEGINNING     INCOME     UNREALIZED         FORMER       INVESTMENT  INVESTMENT    REALIZED
                          OF PERIOD     (LOSS)    GAIN/(LOSS)    ADMINISTRATOR(8)  OPERATIONS    INCOME        GAINS
                          ----------  ----------  -----------    ----------------  ----------  ----------  -------------
HIGH YIELD INCOME FUND
CLASS I
1/1/10 to 6/30/10(11)        $10.19    0.39(7)      (0.06)             --            0.33       (0.39)           --
1/1/09 to 12/31/09             8.45    0.84(7)       1.74              --            2.58       (0.84)           --
1/1/08 to 12/31/08            11.87    0.88(7)      (3.42)             --           (2.54)      (0.88)           --
1/1/07 to 12/31/07            12.45    0.89(7)      (0.58)             --            0.31       (0.89)           --
1/1/06 to 12/31/06            12.44    0.85(7)       0.02            0.01            0.88       (0.86)           --
1/1/05 to 12/31/05            13.07    0.83         (0.59)             --            0.24       (0.83)        (0.04)
CLASS A
1/1/10 to 6/30/10(11)        $10.20    0.38(7)      (0.06)             --            0.32       (0.38)           --
1/1/09 to 12/31/09             8.45    0.81(7)       1.75              --            2.56       (0.81)           --
1/1/08 to 12/31/08            11.87    0.85(7)      (3.42)             --           (2.57)      (0.85)           --
1/1/07 to 12/31/07            12.45    0.86(7)      (0.58)             --            0.28       (0.86)           --
1/1/06 to 12/31/06            12.44    0.88(7)      (0.04)           0.01            0.85       (0.83)           --
1/1/05 to 12/31/05            13.07    0.80         (0.59)             --            0.21       (0.80)        (0.04)
CLASS C
1/1/10 to 6/30/10(11)        $10.19    0.34(7)      (0.06)             --            0.28       (0.34)           --
1/1/09 to 12/31/09             8.45    0.74(7)       1.74              --            2.48       (0.74)           --
1/1/08 to 12/31/08            11.87    0.78(7)      (3.42)             --           (2.64)      (0.78)           --
1/1/07 to 12/31/07            12.45    0.77(7)      (0.58)             --            0.19       (0.77)           --
6/26/06 (inception)
   to 12/31/06                11.98    0.38(7)       0.47              --            0.85       (0.38)           --
INTERMEDIATE GOVERNMENT
BOND FUND
CLASS I
1/1/10 to 6/30/10(11)        $17.25    0.23(7)       0.48              --            0.71       (0.23)           --
1/1/09 to 12/31/09            17.63    0.46(7)      (0.29)             --            0.17       (0.46)        (0.09)
1/1/08 to 12/31/08            16.75    0.62(7)       0.92              --            1.54       (0.62)        (0.04)
1/1/07 to 12/31/07            16.37    0.73(7)       0.38              --            1.11       (0.73)           --
1/1/06 to 12/31/06            16.50    0.73(7)      (0.13)           0.10            0.70       (0.73)           --
1/1/05 to 12/31/05            16.84    0.70         (0.28)             --            0.42       (0.70)        (0.06)
CLASS A
1/1/10 to 6/30/10(11)        $17.25    0.21(7)       0.48              --            0.69       (0.21)           --
1/1/09 to 12/31/09            17.63    0.42(7)      (0.29)             --            0.13       (0.42)        (0.09)
1/1/08 to 12/31/08            16.75    0.57(7)       0.94              --            1.51       (0.59)        (0.04)
1/1/07 to 12/31/07            16.36    0.69(7)       0.39              --            1.08       (0.69)           --
1/1/06 to 12/31/06            16.50    0.69(7)      (0.14)           0.10            0.65       (0.69)           --
1/1/05 to 12/31/05            16.84    0.66         (0.28)             --            0.38       (0.66)        (0.06)

                            DISTRIBUTIONS                                                          TOTAL RETURN
                                FROM                                                                 EXCLUDING
                            NON-RECURRING                   REDEMPTION    NET ASSET                NON-RECURRING       NET ASSETS,
                            PAYMENT FROM                   FEES ADDED TO   VALUE,                  PAYMENT FROM          END OF
                               FORMER           TOTAL         PAID-IN      END OF      TOTAL          FORMER             PERIOD
                          ADMINISTRATOR(8)  DISTRIBUTIONS   CAPITAL(4)     PERIOD    RETURN(3)  ADMINISTRATOR(3)(8)  (IN THOUSANDS)
                          ----------------  -------------  -------------  ---------  ---------  -------------------  --------------
HIGH YIELD INCOME FUND
CLASS I
1/1/10 to 6/30/10(11)              --           (0.39)          --         $10.13      3.35%               --         $   46,156
1/1/09 to 12/31/09                 --           (0.84)          --          10.19     31.67                --             43,061
1/1/08 to 12/31/08                 --           (0.88)          --           8.45    (22.44)               --             31,932
1/1/07 to 12/31/07                 --           (0.89)          --          11.87      2.52                --             47,958
1/1/06 to 12/31/06              (0.01)          (0.87)          --(9)       12.45      7.31              7.20             68,692
1/1/05 to 12/31/05                 --           (0.87)          --          12.44      1.94                --             74,697
CLASS A
1/1/10 to 6/30/10(11)              --           (0.38)          --         $10.14      3.12%               --         $      920
1/1/09 to 12/31/09                 --           (0.81)          --          10.20     31.60                --                840
1/1/08 to 12/31/08                 --           (0.85)          --           8.45    (22.63)               --              3,550
1/1/07 to 12/31/07                 --           (0.86)          --          11.87      2.34                --              5,390
1/1/06 to 12/31/06              (0.01)          (0.84)          --(9)       12.45      6.97              6.86              5,648
1/1/05 to 12/31/05                 --           (0.84)          --          12.44      1.68                --                442
CLASS C
1/1/10 to 6/30/10(11)              --           (0.34)          --         $10.13      2.75%               --         $      466
1/1/09 to 12/31/09                 --           (0.74)          --          10.19     30.49                --                382
1/1/08 to 12/31/08                 --           (0.78)          --           8.45    (23.21)               --                117
1/1/07 to 12/31/07                 --           (0.77)          --          11.87      1.50                --                140
6/26/06 (inception)
   to 12/31/06                     --           (0.38)          --          12.45      7.17(2)             --                139
INTERMEDIATE GOVERNMENT
BOND FUND
CLASS I
1/1/10 to 6/30/10(11)              --           (0.23)          --         $17.73      4.14%               --         $   24,058
1/1/09 to 12/31/09                 --           (0.55)          --          17.25      0.99                --             23,976
1/1/08 to 12/31/08                 --           (0.66)          --          17.63      9.47                --             30,722
1/1/07 to 12/31/07                 --           (0.73)          --          16.75      6.98                --             18,429
1/1/06 to 12/31/06              (0.10)          (0.83)          --(9)       16.37      4.37              3.76             19,970
1/1/05 to 12/31/05                 --           (0.76)          --(9)       16.50      2.49                --             20,235
CLASS A
1/1/10 to 6/30/10(11)              --           (0.21)          --         $17.73      4.02%               --         $   11,042
1/1/09 to 12/31/09                 --           (0.51)          --          17.25      0.74                --             13,213
1/1/08 to 12/31/08                 --           (0.63)          --          17.63      9.20                --             14,289
1/1/07 to 12/31/07                 --           (0.69)          --          16.75      6.72                --              4,261
1/1/06 to 12/31/06              (0.10)          (0.79)          --(9)       16.36      4.11              3.50              6,118
1/1/05 to 12/31/05                 --           (0.72)          --(9)       16.50      2.23                --              2,480



                            RATIO OF     RATIO OF GROSS  RATIO OF NET
                          NET OPERATING     OPERATING     INVESTMENT
                           EXPENSES TO      EXPENSES        INCOME     PORTFOLIO
                             AVERAGE       TO AVERAGE     TO AVERAGE   TURNOVER
                           NET ASSETS      NET ASSETS     NET ASSETS     RATE
                          -------------  --------------  ------------  ---------
HIGH YIELD INCOME FUND
CLASS I
1/1/10 to 6/30/10(11)          0.98%          1.03%         7.71%         86%
1/1/09 to 12/31/09             0.79           0.84          8.91         117
1/1/08 to 12/31/08             0.83           0.88          8.33         121
1/1/07 to 12/31/07             0.74           0.79          7.22         117
1/1/06 to 12/31/06             0.64           0.76          6.90         147
1/1/05 to 12/31/05             0.58           0.78          6.80          42
CLASS A
1/1/10 to 6/30/10(11)          1.21%          1.21%         7.48%         86%
1/1/09 to 12/31/09             1.06           1.06          8.90         117
1/1/08 to 12/31/08             1.08           1.08          8.09         121
1/1/07 to 12/31/07             0.99           0.99          7.01         117
1/1/06 to 12/31/06             0.96           1.02          7.16         147
1/1/05 to 12/31/05             0.83           1.03          6.55          42
CLASS C
1/1/10 to 6/30/10(11)          1.98%          1.98%         6.70%         86%
1/1/09 to 12/31/09             1.79           1.79          7.75         117
1/1/08 to 12/31/08             1.84           1.84          7.37         121
1/1/07 to 12/31/07             1.74           1.74          6.26         117
6/26/06 (inception)
   to 12/31/06                 1.71(1)        1.71(1)       5.94(1)      147(2)
INTERMEDIATE GOVERNMENT
BOND FUND
CLASS I
1/1/10 to 6/30/10(11)          0.65%          0.92%         2.71%         29%
1/1/09 to 12/31/09             0.65           0.85          2.62          41
1/1/08 to 12/31/08             0.51           0.92          3.67          43
1/1/07 to 12/31/07             0.50           0.94          4.46          35
1/1/06 to 12/31/06             0.47           1.02          4.49          22
1/1/05 to 12/31/05             0.48           0.94          3.76          71
CLASS A
1/1/10 to 6/30/10(11)          0.90%          1.12%         2.46%         29%
1/1/09 to 12/31/09             0.90           1.05          2.38          41
1/1/08 to 12/31/08             0.76           1.12          3.36          43
1/1/07 to 12/31/07             0.75           1.13          4.22          35
1/1/06 to 12/31/06             0.74           1.21          4.24          22
1/1/05 to 12/31/05             0.73           1.19          3.58          71

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                     SELECTED PER SHARE DATA AND RATIOS FOR
                   A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      NET
                           NET ASSET     NET        REALIZED      NON-RECURRING      TOTAL     DIVIDENDS   DISTRIBUTIONS
                            VALUE,    INVESTMENT      AND          PAYMENT FROM       FROM      FROM NET     FROM NET
                          BEGINNING     INCOME     UNREALIZED         FORMER       INVESTMENT  INVESTMENT    REALIZED
                          OF PERIOD     (LOSS)    GAIN/(LOSS)    ADMINISTRATOR(8)  OPERATIONS    INCOME        GAINS
                          ----------  ----------  -----------    ----------------  ----------  ----------  -------------
INTERMEDIATE TAX-EXEMPT
BOND FUND
CLASS I
1/1/10 to 6/30/10(11)        $10.84    0.20(7)       0.13              --            0.33       (0.20)           --
1/1/09 to 12/31/09             9.58    0.42(7)       1.26              --            1.68       (0.42)           --
1/1/08 to 12/31/08            10.78    0.43(7)      (1.18)             --           (0.75)      (0.44)        (0.01)
1/1/07 to 12/31/07            10.93    0.44(7)      (0.06)             --            0.38       (0.44)        (0.09)
1/1/06 to 12/31/06            11.16    0.47(7)         --(9)         0.02            0.49       (0.49)        (0.21)
1/1/05 to 12/31/05            11.41    0.49         (0.25)             --            0.24       (0.49)           --
CLASS A
1/1/10 to 6/30/10(11)        $10.84    0.19(7)       0.13              --            0.32       (0.19)           --
1/1/09 to 12/31/09             9.58    0.40(7)       1.26              --            1.66       (0.40)           --
1/1/08 to 12/31/08            10.78    0.41(7)      (1.18)             --           (0.77)      (0.42)        (0.01)
1/1/07 to 12/31/07            10.93    0.41(7)      (0.06)             --            0.35       (0.41)        (0.09)
1/1/06 to 12/31/06            11.16    0.44(7)       0.01            0.02            0.47       (0.46)        (0.22)
1/1/05 to 12/31/05            11.41    0.47         (0.25)             --            0.22       (0.47)           --
CLASS C
1/1/10 to 6/30/10(11)        $10.84    0.15(7)       0.13              --            0.28       (0.15)           --
1/1/09 to 12/31/09             9.58    0.32(7)       1.26              --            1.58       (0.32)           --
1/1/08 to 12/31/08            10.78    0.33(7)      (1.18)             --           (0.85)      (0.34)        (0.01)
1/1/07 to 12/31/07            10.94    0.33(7)      (0.07)             --            0.26       (0.33)        (0.09)
6/26/06 (inception)
   to 12/31/06                10.91    0.18(7)       0.25              --            0.43       (0.18)        (0.22)
SHORT/INTERMEDIATE
BOND FUND
CLASS I
1/1/10 to 6/30/10(11)        $10.21    0.20(7)       0.26              --            0.46       (0.21)           --
1/1/09 to 12/31/09             9.41    0.44(7)       0.80              --            1.24       (0.44)           --
1/1/08 to 12/31/08            10.05    0.43(7)      (0.64)             --           (0.21)      (0.43)           --
1/1/07 to 12/31/07            10.03    0.43(7)       0.02              --            0.45       (0.43)           --
1/1/06 to 12/31/06            10.04    0.41(7)       0.01            0.02            0.44       (0.43)           --
1/1/05 to 12/31/05            10.29    0.39         (0.25)             --            0.14       (0.39)           --
CLASS A
1/1/10 to 6/30/10(11)        $10.20    0.19(7)       0.26              --            0.45       (0.19)           --
1/1/09 to 12/31/09             9.41    0.41(7)       0.79              --            1.20       (0.41)           --
1/1/08 to 12/31/08            10.05    0.41(7)      (0.64)             --           (0.23)      (0.41)           --
1/1/07 to 12/31/07            10.03    0.41(7)       0.02              --            0.43       (0.41)           --
1/1/06 to 12/31/06            10.04    0.38(7)       0.01            0.02            0.41       (0.40)           --
1/1/05 to 12/31/05            10.29    0.36         (0.25)             --            0.11       (0.36)           --
CLASS C
1/1/10 to 6/30/10(11)        $10.21    0.15(7)       0.26              --            0.41       (0.16)           --
1/1/09 to 12/31/09             9.41    0.34(7)       0.80              --            1.14       (0.34)           --
1/1/08 to 12/31/08            10.05    0.33(7)      (0.64)             --           (0.31)      (0.33)           --
1/1/07 to 12/31/07            10.03    0.34(7)       0.01              --            0.35       (0.33)           --
6/26/06 (inception)
   to 12/31/06                 9.80    0.16(7)       0.23              --            0.39       (0.16)           --

                            DISTRIBUTIONS                                                          TOTAL RETURN
                                FROM                                                                 EXCLUDING
                            NON-RECURRING                   REDEMPTION    NET ASSET                NON-RECURRING       NET ASSETS,
                            PAYMENT FROM                   FEES ADDED TO   VALUE,                  PAYMENT FROM          END OF
                               FORMER           TOTAL         PAID-IN      END OF      TOTAL          FORMER             PERIOD
                          ADMINISTRATOR(8)  DISTRIBUTIONS   CAPITAL(4)     PERIOD    RETURN(3)  ADMINISTRATOR(3)(8)  (IN THOUSANDS)
                          ----------------  -------------  -------------  ---------  ---------  -------------------  --------------
INTERMEDIATE TAX-EXEMPT
BOND FUND
CLASS I
1/1/10 to 6/30/10(11)              --           (0.20)          --         $10.97       3.08%              --         $   54,790
1/1/09 to 12/31/09                 --           (0.42)          --          10.84      17.76               --             55,189
1/1/08 to 12/31/08                 --           (0.45)          --           9.58      (7.04)              --             82,418
1/1/07 to 12/31/07                 --           (0.53)          --          10.78       3.43               --            158,834
1/1/06 to 12/31/06              (0.02)          (0.72)          --(9)       10.93       4.45             4.26            203,378
1/1/05 to 12/31/05                 --           (0.49)          --          11.16       2.19               --            229,320
CLASS A
1/1/10 to 6/30/10(11)              --           (0.19)          --         $10.97       2.96%              --         $   26,310
1/1/09 to 12/31/09                 --           (0.40)          --          10.84      17.46               --             22,130
1/1/08 to 12/31/08                 --           (0.43)          --           9.58      (7.28)              --             12,617
1/1/07 to 12/31/07                 --           (0.50)          --          10.78       3.27               --             15,647
1/1/06 to 12/31/06              (0.02)          (0.70)          --(9)       10.93       4.10             3.91             18,293
1/1/05 to 12/31/05                 --           (0.47)          --          11.16       1.93               --              1,802
CLASS C
1/1/10 to 6/30/10(11)              --           (0.15)          --         $10.97       2.58%              --         $    7,822
1/1/09 to 12/31/09                 --           (0.32)          --          10.84      16.69               --              4,202
1/1/08 to 12/31/08                 --           (0.35)          --           9.58      (8.07)              --                555
1/1/07 to 12/31/07                 --           (0.42)          --          10.78       2.39               --                428
6/26/06 (inception)
   to 12/31/06                     --           (0.40)          --          10.94       3.92(2)            --                125
SHORT/INTERMEDIATE
BOND FUND
CLASS I
1/1/10 to 6/30/10(11)              --           (0.21)          --         $10.46       4.49%              --         $   63,510
1/1/09 to 12/31/09                 --           (0.44)          --          10.21      13.39               --             80,733
1/1/08 to 12/31/08                 --           (0.43)          --           9.41      (2.16)              --            116,639
1/1/07 to 12/31/07                 --           (0.43)          --          10.05       4.59               --            214,669
1/1/06 to 12/31/06              (0.02)          (0.45)          --(9)       10.03       4.25             4.06            245,073
1/1/05 to 12/31/05                 --           (0.39)          --          10.04       1.36               --            257,274
CLASS A
1/1/10 to 6/30/10(11)              --           (0.19)          --         $10.46       4.47%              --         $    9,851
1/1/09 to 12/31/09                 --           (0.41)          --          10.20      13.00               --              8,176
1/1/08 to 12/31/08                 --           (0.41)          --           9.41      (2.41)              --              3,996
1/1/07 to 12/31/07                 --           (0.41)          --          10.05       4.33               --              4,526
1/1/06 to 12/31/06              (0.02)          (0.42)          --(9)       10.03       3.99             3.80              5,956
1/1/05 to 12/31/05                 --           (0.36)          --          10.04       1.10               --              3,707
CLASS C
1/1/10 to 6/30/10(11               --           (0.16)          --         $10.46       3.99%              --         $    6,932
1/1/09 to 12/31/09                 --           (0.34)          --          10.21      12.26               --              5,121
1/1/08 to 12/31/08                 --           (0.33)          --           9.41      (3.13)              --              1,350
1/1/07 to 12/31/07                 --           (0.33)          --          10.05       3.56               --                321
6/26/06 (inception)
   to 12/31/06                     --           (0.16)          --          10.03       3.96(2)            --                159


                            RATIO OF     RATIO OF GROSS  RATIO OF NET
                          NET OPERATING     OPERATING     INVESTMENT
                           EXPENSES TO      EXPENSES        INCOME     PORTFOLIO
                             AVERAGE       TO AVERAGE     TO AVERAGE   TURNOVER
                           NET ASSETS      NET ASSETS     NET ASSETS     RATE
                          -------------  --------------  ------------  ---------
INTERMEDIATE TAX-EXEMPT
BOND FUND
CLASS I
1/1/10 to 6/30/10(11)          0.60%          0.82%         3.78%         22%
1/1/09 to 12/31/09             0.60           0.76          4.11         101
1/1/08 to 12/31/08             0.60           0.72          4.17          73
1/1/07 to 12/31/07             0.60           0.69          4.01          39
1/1/06 to 12/31/06             0.51           0.68          4.24          76
1/1/05 to 12/31/05             0.39           0.67          4.38          46
CLASS A
1/1/10 to 6/30/10(11)          0.85%          1.02%         3.52%         22%
1/1/09 to 12/31/09             0.85           0.96          3.79         101
1/1/08 to 12/31/08             0.85           0.92          3.94          73
1/1/07 to 12/31/07             0.85           0.89          3.77          39
1/1/06 to 12/31/06             0.83           0.88          3.93          76
1/1/05 to 12/31/05             0.64           0.92          4.13          46
CLASS C
1/1/10 to 6/30/10(11)          1.60%          1.77%         2.75%         22%
1/1/09 to 12/31/09             1.60           1.70          2.89         101
1/1/08 to 12/31/08             1.60           1.67          3.21          73
1/1/07 to 12/31/07             1.60           1.63          3.00          39
6/26/06 (inception)
   to 12/31/06                 1.61(1)        1.63(1)       3.14(1)       76(2)
SHORT/INTERMEDIATE
BOND FUND
CLASS I
1/1/10 to 6/30/10(11)          0.70%          0.88%         3.99%         21%
1/1/09 to 12/31/09             0.70           0.83          4.46          21
1/1/08 to 12/31/08             0.70           0.80          4.36          46
1/1/07 to 12/31/07             0.70           0.77          4.30          35
1/1/06 to 12/31/06             0.63           0.84          4.09          44
1/1/05 to 12/31/05             0.57           0.92          3.80          46
CLASS A
1/1/10 to 6/30/10(11)          0.95%          1.09%         3.73%         21%
1/1/09 to 12/31/09             0.95           1.03          4.08          21
1/1/08 to 12/31/08             0.95           1.00          4.13          46
1/1/07 to 12/31/07             0.95           0.97          4.05          35
1/1/06 to 12/31/06             0.91           1.04          3.83          44
1/1/05 to 12/31/05             0.82           1.17          3.55          46
CLASS C
1/1/10 to 6/30/10(11           1.70%          1.84%         2.99%         21%
1/1/09 to 12/31/09             1.70           1.78          3.29          21
1/1/08 to 12/31/08             1.70           1.76          3.44          46
1/1/07 to 12/31/07             1.70           1.72          3.34          35
6/26/06 (inception)
   to 12/31/06                 1.70(1)        1.73(1)       3.03(1)       44(2)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                     SELECTED PER SHARE DATA AND RATIOS FOR
                   A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      NET
                           NET ASSET     NET        REALIZED      NON-RECURRING      TOTAL     DIVIDENDS   DISTRIBUTIONS
                            VALUE,    INVESTMENT      AND          PAYMENT FROM       FROM      FROM NET     FROM NET
                          BEGINNING     INCOME     UNREALIZED         FORMER       INVESTMENT  INVESTMENT    REALIZED
                          OF PERIOD     (LOSS)    GAIN/(LOSS)    ADMINISTRATOR(8)  OPERATIONS    INCOME        GAINS
                          ----------  ----------  -----------    ----------------  ----------  ----------  -------------
TAX-EXEMPT BOND FUND
CLASS I
1/1/10 to 6/30/10(11)        $10.55    0.21(7)       0.18              --            0.39       (0.21)           --
1/1/09 to 12/31/09             9.32    0.45(7)       1.23              --            1.68       (0.45)           --
1/1/08 to 12/31/08            10.36    0.45(7)      (1.03)             --           (0.58)      (0.45)        (0.01)
1/1/07 to 12/31/07            10.49    0.44(7)      (0.09)             --            0.35       (0.44)        (0.04)
1/1/06 to 12/31/06            10.74    0.47(7)       0.02            0.02            0.51       (0.49)        (0.25)
1/1/05 to 12/31/05            11.02    0.50         (0.20)             --            0.30       (0.50)        (0.08)
CLASS A
1/1/10 to 6/30/10(11)        $10.55    0.20(7)       0.18              --            0.38       (0.20)           --
1/1/09 to 12/31/09             9.32    0.43(7)       1.23              --            1.66       (0.43)           --
1/1/08 to 12/31/08            10.36    0.42(7)      (1.02)             --           (0.60)      (0.43)        (0.01)
1/1/07 to 12/31/07            10.50    0.41(7)      (0.09)             --            0.32       (0.41)        (0.05)
1/1/06 to 12/31/06            10.74    0.43(7)       0.05            0.02            0.50       (0.47)        (0.25)
1/1/05 to 12/31/05            11.02    0.47         (0.20)             --            0.27       (0.47)        (0.08)
CLASS C
1/1/10 to 6/30/10(11)        $10.56    0.16(7)       0.17              --            0.33       (0.16)           --
1/1/09 to 12/31/09             9.33    0.35(7)       1.23              --            1.58       (0.35)           --
1/1/08 to 12/31/08            10.36    0.35(7)      (1.02)             --           (0.67)      (0.35)        (0.01)
1/1/07 to 12/31/07            10.50    0.34(7)      (0.10)             --            0.24       (0.33)        (0.05)
6/26/06 (inception)
   to 12/31/06                10.49    0.18(7)       0.26              --            0.44       (0.18)        (0.25)
INSIGHT GOVERNMENT
MONEY MARKET FUND
CLASS I
1/1/10 to 6/30/10(11)        $ 1.00      --(9)         --(9)           --              --(9)       --(9)         --(9)
1/1/09 to 12/31/09             1.00      --(9)         --(9)           --              --(9)       --(9)         --(9)
1/1/08 to 12/31/08             1.00    0.02            --(9)           --            0.02       (0.02)           --
1/1/07 to 12/31/07             1.00    0.05            --(9)           --            0.05       (0.05)           --(9)
1/1/06 to 12/31/06             1.00    0.05            --              --            0.05       (0.05)           --
1/1/05 to 12/31/05             1.00    0.03            --              --            0.03       (0.03)           --
CLASS A
1/1/10 to 6/30/10(11)        $ 1.00      --(9)         --(9)           --              --(9)       --(9)         --(9)
1/1/09 to 12/31/09             1.00      --(9)         --(9)           --              --(9)       --(9)         --(9)
1/1/08 to 12/31/08             1.00    0.02            --(9)           --            0.02       (0.02)           --
1/1/07 to 12/31/07             1.00    0.05            --              --            0.05       (0.05)           --(9)
1/1/06 to 12/31/06             1.00    0.05            --              --(9)         0.05       (0.05)           --
1/1/05 to 12/31/05(5)          1.00    0.03            --              --            0.03       (0.03)           --

                            DISTRIBUTIONS                                                          TOTAL RETURN
                                FROM                                                                 EXCLUDING
                            NON-RECURRING                   REDEMPTION    NET ASSET                NON-RECURRING       NET ASSETS,
                            PAYMENT FROM                   FEES ADDED TO   VALUE,                  PAYMENT FROM          END OF
                               FORMER           TOTAL         PAID-IN      END OF      TOTAL          FORMER             PERIOD
                          ADMINISTRATOR(8)  DISTRIBUTIONS   CAPITAL(4)     PERIOD    RETURN(3)  ADMINISTRATOR(3)(8)  (IN THOUSANDS)
                          ----------------  -------------  -------------  ---------  ---------  -------------------  --------------
TAX-EXEMPT BOND FUND
CLASS I
1/1/10 to 6/30/10(11)              --           (0.21)          --         $10.73      3.71%               --         $   36,227
1/1/09 to 12/31/09                 --           (0.45)          --          10.55     18.26                --             25,394
1/1/08 to 12/31/08                 --           (0.46)          --           9.32     (5.62)               --             41,662
1/1/07 to 12/31/07                 --           (0.48)          --          10.36      3.45                --             69,482
1/1/06 to 12/31/06              (0.02)          (0.76)          --(9)       10.49      4.67              4.44             78,796
1/1/05 to 12/31/05                 --           (0.58)          --          10.74      2.76                --             75,285
CLASS A
1/1/10 to 6/30/10(11)              --           (0.20)          --         $10.73      3.58%               --         $   74,810
1/1/09 to 12/31/09                 --           (0.43)          --          10.55     17.96                --             59,226
1/1/08 to 12/31/08                 --           (0.44)          --           9.32     (5.85)               --             49,160
1/1/07 to 12/31/07                 --           (0.46)          --          10.36      3.09                --             60,147
1/1/06 to 12/31/06              (0.02)          (0.74)          --(9)       10.50      4.51              4.28             77,135
1/1/05 to 12/31/05                 --           (0.55)          --          10.74      2.50                --              4,197
CLASS C
1/1/10 to 6/30/10(11)              --           (0.16)          --         $10.73      3.10%               --         $   14,542
1/1/09 to 12/31/09                 --           (0.35)          --          10.56     17.18                --              6,175
1/1/08 to 12/31/08                 --           (0.36)          --           9.33     (6.57)               --              1,469
1/1/07 to 12/31/07                 --           (0.38)          --          10.36      2.33                --                749
6/26/06 (inception)
to 12/31/06                        --           (0.43)          --          10.50      4.16(2)             --                188
INSIGHT GOVERNMENT
MONEY MARKET FUND
CLASS I
1/1/10 to 6/30/10(11)              --              --(9)        --         $ 1.00      0.03%               --         $  175,823
1/1/09 to 12/31/09                 --              --(9)        --           1.00      0.30                --            131,990
1/1/08 to 12/31/08                 --           (0.02)          --           1.00      2.25                --            428,314
1/1/07 to 12/31/07                 --           (0.05)          --           1.00      5.07                --            279,393
1/1/06 to 12/31/06                 --           (0.05)          --           1.00      4.92                --            312,535
1/1/05 to 12/31/05                 --           (0.03)          --           1.00      3.06                --            215,132
CLASS A
1/1/10 to 6/30/10(11)              --              --(9)        --         $ 1.00      0.01%               --         $  107,137
1/1/09 to 12/31/09                 --              --(9)        --           1.00      0.09                --            168,054
1/1/08 to 12/31/08                 --           (0.02)          --           1.00      1.89                --            229,729
1/1/07 to 12/31/07                 --           (0.05)          --           1.00      4.71                --            207,943
1/1/06 to 12/31/06                 --(9)        (0.05)          --           1.00      4.76              4.56            238,247
1/1/05 to 12/31/05(5)              --           (0.03)          --           1.00      2.70                --            262,512



                            RATIO OF     RATIO OF GROSS  RATIO OF NET
                          NET OPERATING     OPERATING     INVESTMENT
                           EXPENSES TO      EXPENSES        INCOME     PORTFOLIO
                             AVERAGE       TO AVERAGE     TO AVERAGE   TURNOVER
                           NET ASSETS      NET ASSETS     NET ASSETS     RATE
                          -------------  --------------  ------------  ---------
TAX-EXEMPT BOND FUND
CLASS I
1/1/10 to 6/30/10(11)          0.60%          0.80%         4.00%         14%
1/1/09 to 12/31/09             0.60           0.78          4.46          91
1/1/08 to 12/31/08             0.60           0.75          4.49         111
1/1/07 to 12/31/07             0.60           0.72          4.21          71
1/1/06 to 12/31/06             0.54           0.76          4.38          83
1/1/05 to 12/31/05             0.45           0.74          4.55          42
CLASS A
1/1/10 to 6/30/10(11)          0.85%          0.99%         3.74%         14%
1/1/09 to 12/31/09             0.85           0.98          4.19          91
1/1/08 to 12/31/08             0.85           0.95          4.25         111
1/1/07 to 12/31/07             0.85           0.93          3.96          71
1/1/06 to 12/31/06             0.85           0.95          3.97          83
1/1/05 to 12/31/05             0.70           0.99          4.30          42
CLASS C
1/1/10 to 6/30/10(11)          1.60%          1.74%         2.94%         14%
1/1/09 to 12/31/09             1.60           1.72          3.33          91
1/1/08 to 12/31/08             1.60           1.70          3.56         111
1/1/07 to 12/31/07             1.60           1.68          3.26          71
6/26/06 (inception)
   to 12/31/06                 1.61(1)        1.68(1)       3.20(1)       83(2)
INSIGHT GOVERNMENT
MONEY MARKET FUND
CLASS I
1/1/10 to 6/30/10(11)          0.23%          0.29%         0.04%        N/A
1/1/09 to 12/31/09             0.24           0.29          0.31         N/A
1/1/08 to 12/31/08             0.21           0.26          2.12         N/A
1/1/07 to 12/31/07             0.19           0.24          4.94         N/A
1/1/06 to 12/31/06             0.24           0.29          4.91         N/A
1/1/05 to 12/31/05             0.20           0.25          3.00         N/A
CLASS A
1/1/10 to 6/30/10(11)          0.26%          0.59%         0.01%        N/A
1/1/09 to 12/31/09             0.46           0.59          0.09         N/A
1/1/08 to 12/31/08             0.56           0.56          1.84         N/A
1/1/07 to 12/31/07             0.54           0.54          4.59         N/A
1/1/06 to 12/31/06             0.57           0.60          4.46         N/A
1/1/05 to 12/31/05(5)          0.55           0.60          2.65         N/A

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                     SELECTED PER SHARE DATA AND RATIOS FOR
                   A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      NET
                           NET ASSET     NET        REALIZED      NON-RECURRING      TOTAL     DIVIDENDS   DISTRIBUTIONS
                            VALUE,    INVESTMENT      AND          PAYMENT FROM       FROM      FROM NET     FROM NET
                          BEGINNING     INCOME     UNREALIZED         FORMER       INVESTMENT  INVESTMENT    REALIZED
                          OF PERIOD     (LOSS)    GAIN/(LOSS)    ADMINISTRATOR(8)  OPERATIONS    INCOME        GAINS
                          ----------  ----------  -----------    ----------------  ----------  ----------  -------------
INSIGHT MONEY
MARKET FUND
CLASS I
1/1/10 to 6/30/10(11)        $ 1.00      --(9)         --(9)           --              --(9)       --(9)         --
1/1/09 to 12/31/09             1.00    0.01            --(9)           --            0.01       (0.01)           --(9)
1/1/08 to 12/31/08             1.00    0.03            --(6)(9)        --            0.03       (0.03)           --
1/1/07 to 12/31/07             1.00    0.05            --              --            0.05       (0.05)           --
1/1/06 to 12/31/06             1.00    0.05            --              --            0.05       (0.05)           --
1/1/05 to 12/31/05             1.00    0.03            --              --            0.03       (0.03)           --
CLASS A
1/1/10 to 6/30/10(11)        $ 1.00      --(9)         --(9)           --              --(9)       --(9)         --
1/1/09 to 12/31/09             1.00      --(9)         --(9)           --              --(9)       --(9)         --(9)
1/1/08 to 12/31/08             1.00    0.02            --(6)(9)        --            0.02       (0.02)           --
1/1/07 to 12/31/07             1.00    0.05            --              --            0.05       (0.05)           --
1/1/06 to 12/31/06             1.00    0.05            --              --(9)         0.05       (0.05)           --
1/1/05 to 12/31/05(5)          1.00    0.03            --              --            0.03       (0.03)           --
INSIGHT TAX-EXEMPT
MONEY MARKET FUND
CLASS I
1/1/10 to 6/30/10(11)        $ 1.00      --(9)         --              --              --(9)       --(9)         --
1/1/09 to 12/31/09             1.00      --(9)         --(9)           --              --(9)       --(9)         --(9)
1/1/08 to 12/31/08             1.00    0.02            --(9)           --            0.02       (0.02)           --(9)
1/1/07 to 12/31/07             1.00    0.04            --              --            0.04       (0.04)           --
1/1/06 to 12/31/06             1.00    0.03            --              --(9)         0.03       (0.03)           --
1/1/05 to 12/31/05             1.00    0.02            --              --            0.02       (0.02)           --
CLASS A
1/1/10 to 6/30/10(11)        $ 1.00      --(9)         --              --              --(9)       --(9)         --
1/1/09 to 12/31/09             1.00      --(9)         --(9)           --              --(9)       --(9)         --(9)
1/1/08 to 12/31/08             1.00    0.02            --(9)           --            0.02       (0.02)           --(9)
1/1/07 to 12/31/07             1.00    0.03            --              --            0.03       (0.03)           --
1/1/06 to 12/31/06             1.00    0.03            --              --(9)         0.03       (0.03)           --
1/1/05 to 12/31/05(5)          1.00    0.02            --              --            0.02       (0.02)           --

                            DISTRIBUTIONS                                                          TOTAL RETURN
                                FROM                                                                 EXCLUDING
                            NON-RECURRING                   REDEMPTION    NET ASSET                NON-RECURRING       NET ASSETS,
                            PAYMENT FROM                   FEES ADDED TO   VALUE,                  PAYMENT FROM          END OF
                               FORMER           TOTAL         PAID-IN      END OF      TOTAL          FORMER             PERIOD
                          ADMINISTRATOR(8)  DISTRIBUTIONS   CAPITAL(4)     PERIOD    RETURN(3)  ADMINISTRATOR(3)(8)  (IN THOUSANDS)
                          ----------------  -------------  -------------  ---------  ---------  -------------------  --------------
INSIGHT MONEY
MARKET FUND
CLASS I
1/1/10 to 6/30/10(11)              --              --(9)        --         $ 1.00      0.05%(10)           --         $1,358,125
1/1/09 to 12/31/09                 --           (0.01)          --           1.00      0.62(10)            --          2,054,581
1/1/08 to 12/31/08                 --           (0.03)          --           1.00      2.82(6)             --          1,619,040
1/1/07 to 12/31/07                 --           (0.05)          --           1.00      5.28                --          2,805,101
1/1/06 to 12/31/06                 --           (0.05)          --           1.00      5.04                --          2,437,872
1/1/05 to 12/31/05                 --           (0.03)          --           1.00      3.15                --          3,724,311
CLASS A
1/1/10 to 6/30/10(11)              --              --(9)        --         $ 1.00      0.00%(10)           --         $  383,779
1/1/09 to 12/31/09                 --              --(9)        --           1.00      0.31(10)            --            532,034
1/1/08 to 12/31/08                 --           (0.02)          --           1.00      2.47(6)             --            706,353
1/1/07 to 12/31/07                 --           (0.05)          --           1.00      4.91                --          1,169,249
1/1/06 to 12/31/06                 --(9)        (0.05)          --           1.00      4.93              4.68            880,851
1/1/05 to 12/31/05(5)              --           (0.03)          --           1.00      2.80                --            920,774
INSIGHT TAX-EXEMPT
MONEY MARKET FUND
CLASS I
1/1/10 to 6/30/10(11)              --              --(9)        --         $ 1.00      0.05%               --         $  687,297
1/1/09 to 12/31/09                 --              --(9)        --           1.00      0.36                --            844,557
1/1/08 to 12/31/08                 --           (0.02)          --           1.00      2.22                --          1,190,802
1/1/07 to 12/31/07                 --           (0.04)          --           1.00      3.52                --          1,067,153
1/1/06 to 12/31/06                 --(9)        (0.03)          --           1.00      3.41              3.31          1,079,743
1/1/05 to 12/31/05                 --           (0.02)          --           1.00      2.23                --          1,035,130
CLASS A
1/1/10 to 6/30/10(11)              --              --(9)        --         $ 1.00      0.00%               --         $  128,917
1/1/09 to 12/31/09                 --              --(9)        --           1.00      0.09                --            199,472
1/1/08 to 12/31/08                 --           (0.02)          --           1.00      1.86                --            224,685
1/1/07 to 12/31/07                 --           (0.03)          --           1.00      3.16                --            219,625
1/1/06 to 12/31/06                 --(9)        (0.03)          --           1.00      3.18              2.95            217,664
1/1/05 to 12/31/05(5)              --           (0.02)          --           1.00      1.87                --            257,842



                            RATIO OF     RATIO OF GROSS  RATIO OF NET
                          NET OPERATING     OPERATING     INVESTMENT
                           EXPENSES TO      EXPENSES        INCOME     PORTFOLIO
                             AVERAGE       TO AVERAGE     TO AVERAGE   TURNOVER
                           NET ASSETS      NET ASSETS     NET ASSETS     RATE
                          -------------  --------------  ------------  ---------
INSIGHT MONEY
MARKET FUND
CLASS I
1/1/10 to 6/30/10(11)          0.20%          0.25%         0.11%        N/A
1/1/09 to 12/31/09             0.23           0.28          0.52         N/A
1/1/08 to 12/31/08             0.19           0.24          2.86         N/A
1/1/07 to 12/31/07             0.18           0.24          5.16         N/A
1/1/06 to 12/31/06             0.17           0.24          4.90         N/A
1/1/05 to 12/31/05             0.17           0.25          3.16         N/A
CLASS A
1/1/10 to 6/30/10(11)          0.30%          0.55%         0.01%        N/A
1/1/09 to 12/31/09             0.55           0.59          0.26         N/A
1/1/08 to 12/31/08             0.54           0.55          2.52         N/A
1/1/07 to 12/31/07             0.53           0.54          4.80         N/A
1/1/06 to 12/31/06             0.52           0.56          4.58         N/A
1/1/05 to 12/31/05(5)          0.52           0.60          2.72         N/A
INSIGHT TAX-EXEMPT
MONEY MARKET FUND
CLASS I
1/1/10 to 6/30/10(11)          0.19%          0.24%         0.09%        N/A
1/1/09 to 12/31/09             0.22           0.27          0.37         N/A
1/1/08 to 12/31/08             0.20           0.25          2.16         N/A
1/1/07 to 12/31/07             0.19           0.24          3.46         N/A
1/1/06 to 12/31/06             0.18           0.25          3.26         N/A
1/1/05 to 12/31/05             0.22           0.25          2.22         N/A
CLASS A
1/1/10 to 6/30/10(11)          0.27%          0.54%         0.01%        N/A
1/1/09 to 12/31/09             0.50           0.57          0.09         N/A
1/1/08 to 12/31/08             0.55           0.55          1.82         N/A
1/1/07 to 12/31/07             0.53           0.53          3.11         N/A
1/1/06 to 12/31/06             0.57           0.59          2.88         N/A
1/1/05 to 12/31/05(5)          0.57           0.60          1.87         N/A

FOOTNOTE LEGEND:

(1)  Annualized.

(2)  Not annualized.

(3) Sales charges, where applicable, are not reflected in total return calculation.

(4) Fund assessed a redemption fee in the amount of 2.00% on redemptions of shares that were held 90 days or less (30 days or less, effective June 4, 2004) from time of purchase. Fees collected were retained by the Fund for the benefit of the remaining shareholders.

(5) For period ended 12/31/05 and prior periods, information represents the N Shares which converted to Class A on June 26, 2006.

(6) Includes the effect of a payment by affiliate. Without this effect, the total return would have been 2.27% for Class I shares and 1.91% for Class A shares. The impact to the net investment income (loss) per share was less than $0.005. Please refer to Note 3H in the Notes to Financial Statements.

(7)  Computed using average shares outstanding.

(8) Non-recurring payment. Represents reimbursements for fees paid in excess of fee agreements.

(9)  Amount is less than $0.005.

(10) The Insight Money Market Fund received $3,642 (in thousands) in distributions from the Tyco International Ltd. Securities Litigation Settlement proceeds. If these proceeds had not been received, the total return would have been lower by 0.11% and 0.07% for Class I and Class A, respectively.

(11) Unaudited.

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2010 (UNAUDITED)

1.   ORGANIZATION

     Virtus Insight Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Currently, 12 diversified funds are offered for sale (each a "Fund"). Each Fund's investment objective is outlined below.

     The Funds have the following investment objectives:

                                      INVESTMENT OBJECTIVE
                                      --------------------
                                      TO SEEK TO PROVIDE:
EQUITY FUNDS
Balanced Allocation Fund              Current income and capital appreciation.

Core Equity Fund                      Capital appreciation.

Emerging Markets Opportunities Fund   Capital appreciation.

Value Equity Fund                     Capital appreciation and current income.

FIXED INCOME FUNDS
High Yield Income Fund                A high level of total return through a
                                      combination of income and capital
                                      appreciation.

Intermediate Government Bond Fund     A high level of current income, consistent
                                      with preservation of capital.

Intermediate Tax-Exempt Bond Fund     A high level of current income that is
                                      exempt from federal income tax.

Short/Intermediate Bond Fund          A high level of total return, including a
                                      competitive level of current income.

Tax-Exempt Bond Fund                  A high level of current income that is
                                      exempt from federal income tax.

MONEY MARKET FUNDS
Insight Government Money Market Fund  As high a level of current income from government obligations as is consistent
                                      with preservation of capital and liquidity.

Insight Money Market Fund             As high a level of current income as is
                                      consistent with its investment policies
                                      and with preservation of capital and
                                      liquidity.

Insight Tax-Exempt Money Market Fund  As high a level of current income that is exempt from federal income taxes as is
                                      consistent with its investment policies and with preservation of capital and liquidity.

     All of the Funds offer Class I shares, and Class A shares. All the Funds with the exception of Intermediate Government Bond Fund and the Money Market Funds offer Class C shares. The Insight Money Market Fund also offered the Exchange shares through May 5, 2010.

     Class A shares of the Equity Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Class A shares of the Fixed Income Funds are sold with a front-end sales charge of up to 4.75% with some exceptions. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. Prior to January 29, 2010, the CDSC was imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. As of January 29, 2010, the period for which the CDSC applies was modified to be 18 months. In each case the CDSC period begins on the last day of the preceding month, the month in which the purchase was made.

     Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION:

          The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

               - Level 1 - quoted prices in active markets for identical securities

               - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

               - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the funds fair value foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

          Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

          Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

          Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, except the Money Market Funds which use the straight line method. Realized gains and losses are determined on the identified cost basis.

          Dividend income from REITs is recorded using management's estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

     C.   INCOME TAXES:

          Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

          The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

          The Funds have adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Funds do not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of December 31, 2009, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2006 forward (with limited exceptions).

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by each Fund on the ex-dividend date. For the Money Market Funds and the Fixed Income Funds income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:

          Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

          In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders of the Funds indirectly bear the pro-rata expenses of the underlying mutual funds in which certain funds invest.

     F.   FOREIGN CURRENCY TRANSLATION:

          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

     G.   DERIVATIVE FINANCIAL INSTRUMENTS:

          Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

          FORWARD CURRENCY CONTRACTS: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. The Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset on the settlement date of the contracts. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

          The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

          WARRANTS AND RIGHTS: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees' approved fair valuation procedures.

          EQUITY-LINKED INSTRUMENTS: Equity-linked instruments are investments of various types issued by financial institutions or special purpose entities located in foreign countries. They provide investors with the synthetic economic performance of a referenced equity security including benefits from dividends and other corporate actions, but they do not have certain rights of direct investment in the referenced securities, e.g.: voting rights. In addition to the market and other risks of the referenced equity security, investments in equity-linked instruments expose the Funds to counterparty risk, which includes the risk that the issuing entity may not be able to honor its financial commitment to the Fund. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. Typically, when the Funds invest in equity-linked instruments they do so in order to obtain exposure to certain countries in which the Funds do not have local accounts.

          The following is a summary of the location of derivatives on the Funds' Statement of Assets and Liabilities as of June 30, 2010:

                                       LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                             -----------------------------------------------------------------------
DERIVATIVE TYPE**            ASSET DERIVATIVES                    LIABILITY DERIVATIVES
--------------------------   ----------------------------------   ----------------------------------
FOREIGN EXCHANGE CONTRACTS   Unrealized appreciation on forward   Unrealized depreciation on forward
                                currency contracts                   currency contracts

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

                                         ASSET DERIVATIVE FAIR VALUE
                                      ---------------------------------
                                      TOTAL VALUE AT   FOREIGN EXCHANGE
                                       JUNE 30, 2010      CONTRACTS
                                      --------------   ----------------
Emerging Markets Opportunities Fund        $336              $336
High Yield Income Fund                        2                 2

                                       LIABILITY DERIVATIVE FAIR VALUE
                                      ---------------------------------
                                      TOTAL VALUE AT   FOREIGN EXCHANGE
                                      JUNE 30, 2010        CONTRACTS
                                      --------------   ----------------
Emerging Markets Opportunities Fund        $(552)            $(552)
High Yield Income Fund                       (11)              (11)

** FOR OPEN DERIVATIVES AS OF JUNE 30, 2010 SEE THE SCHEDULES OF INVESTMENTS, WHICH IS ALSO INDICATIVE OF ACTIVITY FOR THE PERIOD ENDED JUNE 30, 2010.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2010 are as follows:

DERIVATIVE TYPE              LOCATION ON THE STATEMENTS OF OPERATIONS
--------------------------   ---------------------------------------------------
EQUITY CONTRACTS             Net realized gain (loss) on investments
FOREIGN EXCHANGE CONTRACTS   Net realized gain (loss) on foreign currency
                                transactions
                             Net change in unrealized appreciation
                                (depreciation) on foreign currency translation

                                                REALIZED GAIN (LOSS) ON DERIVATIVES
                                               RECOGNIZED IN RESULTS FROM OPERATIONS
                                       ----------------------------------------------------
                                       TOTAL VALUE AT                      FOREIGN EXCHANGE
                                        JUNE 30, 2010   EQUITY CONTRACTS       CONTRACTS
                                       --------------   ----------------   ----------------
Emerging Markets Opportunities Fund       $(2,818)            $(43)            $(2,775)

                                        CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
                                         DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                                       ----------------------------------------------------
                                                 TOTAL VALUE AT   FOREIGN EXCHANGE
                                                  JUNE 30, 2010      CONTRACTS
                                                 --------------   ----------------
Emergency Markets Opportunities Fund                 $1,560            $1,560
High Yield Income Fund                                   (9)               (9)

     H.   REPURCHASE AGREEMENTS:

          Certain Funds invest in repurchase agreements. A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

     I.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

          Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

     J.   INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES:

          Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

     K.   SECURITIES LENDING:

          Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with PFPC Trust Co. ("PFPC"), the Fund's custodian. Under the terms of the agreement, the Funds are required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in short-term money market funds. Dividends earned on the

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

          collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by PFPC for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

          At June 30, 2010, the following funds had securities on loan (reported in thousands):

                               MARKET VALUE   CASH COLLATERAL
                               ------------   ---------------
Balanced Allocation Fund ...      $10,954         $11,451
Core Equity Fund ...........       15,458          16,242
Value Equity Fund ..........       24,201          25,366

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Trust. The Adviser manages the Funds' investment program and general operations of the Funds, including oversight of the Funds' subadvisers.

          As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

High Yield Income Fund ..............   0.45%
Intermediate Tax-Exempt Bond Fund ...   0.45%
Intermediate Government Bond Fund ...   0.45%
Tax-Exempt Bond Fund ................   0.45%

                                              FIRST
                                           $1 BILLION   $1+ BILLION
                                           ----------   -----------
Emerging Markets Opportunities Fund ....      1.00%        0.95%

                                              FIRST     $1+ THROUGH
                                           $1 BILLION    $2 BILLION   $2+ BILLION
                                           ----------   -----------   -----------
Short/Intermediate Bond Fund ...........      0.55%        0.50%         0.45%

                                              FIRST
                                           $2 BILLION   $2+ BILLION
                                           ----------   -----------
Balanced Allocation Fund ...............      0.50%        0.45%
Core Equity Fund .......................      0.70%        0.65%
Value Equity Fund ......................      0.70%        0.65%

          As compensation for its services to the Insight Government Money Market Fund, the Insight Money Market Fund and the Insight Tax-Exempt Money Market Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of each Fund's average daily net assets: 0.14% of each Fund's first $100 million of net assets, plus 0.10% of the Fund's remaining net assets.

     B.   SUBADVISER:

          The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. Harris Investment Management, Inc. ("HIM"), a subsidiary of Harris Bankcorp, Inc., serves as the subadviser for all Funds with the exception of the Emerging Markets Opportunities Fund and the High Yield Income Fund. Effective May 18, 2010 HIM Monegy, Inc. (owned by HIM) replaced SCM Advisors LLC ("SCM"), an indirect wholly-owned subsidiary of Virtus, as the subadviser to the High Yield Income Fund. Vontobel Asset Management, Inc. ("Vontobel") is the subadviser for the Emerging Markets Opportunities Fund.

     C.   EXPENSE LIMITS AND FEE WAIVERS:

          The Adviser has voluntarily agreed to limit certain Fund's operating expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses), so that such expenses do not exceed the following percentages of average annual net assets of each Fund:

                                           CLASS I(1)   CLASS A   CLASS C
                                           ----------   ------    -------
Intermediate Government Bond Fund ......      0.70%      0.90%       --
Intermediate Tax-Exempt Bond Fund ......      0.65%      0.85%     1.60%
Short/Intermediate Bond Fund ...........      0.75%      0.95%     1.70%
Tax-Exempt Bond Fund ...................      0.65%      0.85%     1.60%

The Adviser may discontinue these voluntary expense caps at any time.

(1) These percentages do not include the waiver of the Class I Shares' shareholder servicing fees of 0.05% for each Fund. The Funds' distributor, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has voluntarily agreed to waive this fee. The distributor may discontinue this waiver at any time.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

          The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

                                                FISCAL YEAR ENDED
                                           --------------------------
                                           2010   2011   2012   TOTAL
                                           ----   ----   ----   -----
Intermediate Government Bond Fund ......    $26   $107   $ 66    $199
Intermediate Tax-Exempt Bond Fund ......     18     99     94     211
Short/Intermediate Bond Fund ...........      4     88     83     175
Tax-Exempt Bond Fund ...................     28    115    108     251
Insight Money Market Fund ..............     77    226     --     303

     D.   DISTRIBUTOR:

          The distributor of each Fund's shares has advised the Funds that for the fiscal period ended June 30, 2010, it received net commissions of $39 of Class A Shares and deferred sales charges of $8 for Class C Shares.

          In addition, each Fund pays VP Distributors distribution and/or service fees as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class I shares 0.05%(1); Class A shares (Non Money Market Funds) 0.25%; Class A shares Money Market Funds 0.35%(2); Class C shares 1.00%.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC fee, the CDSC schedule of the original shares purchased continues to apply.

          (1) The Funds' distributor has voluntarily agreed to waive the Funds' Class I Shares' Shareholder servicing fee. The distributor may discontinue this voluntary waiver at any time.

          (2) The Funds' distributor may from time to time temporarily waive all or a portion of the distribution fees or service fees on Class A shares of the Money Market Funds in order to maintain a Fund's current annualized yield at or above 0.01% (1 basis point). If waived, the distribution and/or service fees may be reinstated at any time.

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

          VP Distributors serves as the Administrator to the Trust. For the period ending June 30, 2010, VP Distributors received administration fees totaling $598 which is included in the Statement of Operations.

          VP Distributors also serves as the Trust's transfer agent. For the period ended June 30, 2010, VP Distributors received transfer agent fees totaling $213 which is included in the Statement of Operations.

          On April 14, 2010, the Board of Trustees approved an increase in the rate of fees paid to VP Distributors in its role as administrator and transfer agent to the Trust effective immediately.

     F.   AFFILIATED SHAREHOLDERS:

          At June 30, 2010, Virtus and its affiliates, Harris Bankcorp, Inc. (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates held shares, which may be redeemed at any time, that aggregated the following:

                                                            AGGREGATE
                                                            NET ASSET
                                               SHARES         VALUE
                                           -------------   ----------
Balanced Allocation Fund,
   Class A .............................           2,995   $        35
Core Equity Fund,
   Class I .............................           2,470        36,873
   Class C .............................           5,914            86
Emerging Markets Opportunities Fund,
   Class I .............................         701,875         5,187
   Class C .............................          20,073           143
Value Equity Fund,
   Class I .............................       2,516,398        22,773
   Class A .............................           8,051            74
High Yield Income Fund,
   Class I .............................         405,650         4,109
   Class C .............................          11,053           112
Intermediate Government Bond Fund,
   Class I .............................          41,229           731
Intermediate Tax-Exempt Bond Fund,
   Class I .............................       3,552,407        38,970
   Class C .............................          10,672           117
Short/Intermediate Bond Fund,
   Class I .............................       1,816,944        19,005
Tax-Exempt Bond Fund,
   Class I .............................       1,316,822        14,130
Insight Government Money Market Fund,
   Class I .............................     141,613,226       141,613
   Class A .............................      94,855,238        94,855
Insight Money Market Fund,
   Class I .............................   1,115,047,091     1,115,047
   Class A .............................     303,082,173       303,082
Insight Tax-Exempt Money Market Fund,
   Class I .............................     659,238,954       659,239
   Class A .............................     118,939,896       118,940

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2010

     G.   TRUSTEE COMPENSATION:

          The Trust provided a deferred compensation plan for its independent trustees which allowed its trustees to defer receipt of all or 50% of their compensation. Amounts deferred were retained by the Funds and to the extent permitted by the 1940 Act, as amended, were invested in the shares of funds selected by the trustees. One trustee participated in this plan and has elected to receive distributions over a five year period ending May 2010.

     H.   OTHER:

          On September 15, 2008, HIM, the subadviser to the Insight Money Market Fund, purchased one short-term note from the Insight Money Market Fund. This note was purchased at a price equal to the note's par totaling $30,000, of which $19,500 was a contribution from the subadviser representing the amount in excess of the estimated value of the note determined in good faith.

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS) (UNAUDITED)

     Purchases and sales of investment securities for all Funds except the Money Market Funds (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended June 30, 2010, were as follows:

                                          PURCHASES    SALES
                                          ---------   -------
Balanced Allocation Fund ..............    $18,999    $19,239
Core Equity Fund ......................     55,413     60,120
Emerging Markets Opportunities Fund ...     96,186     54,618
Value Equity Fund .....................     61,214     79,698
High Yield Income Fund ................     40,230     37,070
Intermediate Government Bond Fund .....         --        251
Intermediate Tax-Exempt Bond Fund .....     24,733     18,157
Short/Intermediate Bond Fund ..........      8,147     17,306
Tax-Exempt Bond Fund ..................     53,700     14,445

     Purchases and sales of long-term U.S. Government and agency securities for Funds except the Money Market Funds during the period ended June 30, 2010, were as follows:

                                        PURCHASES    SALES
                                        ---------   -------
Balanced Allocation Fund ............    $ 4,181    $ 2,841
Intermediate Government Bond Fund ...      9,860     12,771
Short/Intermediate Bond Fund ........     10,191     16,509

5.   CAPITAL SHARES
     (REPORTED IN THOUSANDS)

     Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                   BALANCED ALLOCATION FUND                    CORE EQUITY FUND
                            -------------------------------------   -------------------------------------
                             SIX MONTHS ENDED                        SIX MONTHS ENDED
                                 JUNE 30,                                JUNE 30,
                                   2010             YEAR ENDED             2010             YEAR ENDED
                               (UNAUDITED)      DECEMBER 31, 2009      (UNAUDITED)      DECEMBER 31, 2009
                            -----------------   -----------------   -----------------   -----------------
                            SHARES     AMOUNT   SHARES     AMOUNT   SHARES     AMOUNT   SHARES    AMOUNT
                            ------    -------   ------    -------   ------    -------   ------   --------
CLASS I
Sale of shares                276     $ 3,394     517     $ 5,606     383     $ 6,300      983   $ 13,602
Reinvestment of
   distributions               41         516      96       1,046       5          79       13        190
Shares repurchased           (209)     (2,589)   (719)     (7,531)   (603)     (9,960)  (1,644)   (23,346)
                             ----     -------    ----     -------    ----     -------   ------   --------
Net Increase / (Decrease)     108     $ 1,321    (106)    $  (879)   (215)    $(3,581)    (648)  $ (9,554)
                             ====     =======    ====     =======    ====     =======   ======   ========
CLASS A
Sale of shares                 74     $   917      67     $   717      43     $   675      248   $  3,527
Reinvestment of
   distributions                5          61      12         132      --(1)        6        1         19
Shares repurchased            (75)       (920)   (103)     (1,110)    (91)     (1,492)    (124)    (1,715)
                             ----     -------    ----     -------    ----     -------   ------   --------
Net Increase / (Decrease)       4     $    58     (24)    $  (261)    (48)    $  (811)     125   $  1,831
                             ====     =======    ====     =======    ====     =======   ======   ========
CLASS C
Sale of shares                 11     $   138       6     $    66       3          46       10   $    144
Reinvestment of
   distributions               --(1)        2      --(1)        3      --          --       --         --
Shares repurchased             (3)        (40)    (16)       (180)     (6)       (100)     (26)      (338)
                             ----     -------    ----     -------    ----     -------   ------   --------
Net Increase / (Decrease)       8     $   100     (10)    $  (111)     (3)    $   (54)     (16)  $   (194)
                             ====     =======    ====     =======    ====     =======   ======   ========

(1)  Amount less than 500.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2010

                             EMERGING MARKETS OPPORTUNITIES FUND                 VALUE EQUITY FUND
                            -------------------------------------   -------------------------------------------
                             SIX MONTHS ENDED                         SIX MONTHS ENDED
                              JUNE 30, 2010         YEAR ENDED         JUNE 30, 2010             YEAR ENDED
                               (UNAUDITED)      DECEMBER 31, 2009       (UNAUDITED)          DECEMBER 31, 2009
                            -----------------   -----------------   -------------------     -------------------
                            SHARES    AMOUNT    SHARES    AMOUNT    SHARES      AMOUNT      SHARES      AMOUNT
                            ------   --------   ------   --------   ------     --------     ------     --------
CLASS I
Sale of shares               7,623   $ 55,605   23,522   $139,002      746     $  7,366      2,131     $ 17,125
Reinvestment of
   distributions               282      2,138      352      2,214       55          555        185        1,544
Shares repurchased          (2,979)   (21,592)  (4,449)   (26,744)  (2,536)     (25,677)    (4,580)     (39,455)
                            ------   --------   ------   --------   ------     --------     ------     --------
Net Increase / (Decrease)    4,926   $ 36,151   19,425   $114,472   (1,735)    $(17,756)    (2,264)    $(20,786)
                            ======   ========   ======   ========   ======     ========     ======     ========
CLASS A
Sale of shares               2,550   $ 17,893    5,736   $ 32,448       54     $    529        374     $  3,073
Reinvestment of
   distributions                49        361       62        374        4           38         19          154
Shares repurchased          (1,515)   (10,607)  (2,037)   (11,865)    (353)      (3,567)      (918)      (8,021)
                            ------   --------   ------   --------   ------     --------     ------     --------
Net Increase / (Decrease)    1,084   $  7,647    3,761   $ 20,957     (295)    $ (3,000)      (525)    $ (4,794)
                            ======   ========   ======   ========   ======     ========     ======     ========
CLASS C
Sale of shares                 418   $  2,941      597   $  3,644        2     $     17          1     $      5
Reinvestment of
   distributions                 3         22        1          7       --(1)        --(1)      --(1)         1
Shares repurchased             (39)      (266)     (54)      (328)      (1)         (10)       (26)        (214)
                            ------   --------   ------   --------   ------     --------     ------     --------
Net Increase / (Decrease)      382   $  2,697      544   $  3,323        1     $      7        (25)    $   (208)
                            ======   ========   ======   ========   ======     ========     ======     ========

(1)  Amount less than 500.

                                   HIGH YIELD INCOME FUND            INTERMEDIATE GOVERNMENT BOND FUND
                            ------------------------------------   ------------------------------------
                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED
                              JUNE 30, 2010         DECEMBER         JUNE 30, 2010        YEAR ENDED
                               (UNAUDITED)          31, 2009          (UNAUDITED)     DECEMBER 31, 2009
                            -----------------   ----------------   ----------------   -----------------
                            SHARES     AMOUNT   SHARES    AMOUNT   SHARES    AMOUNT   SHARES    AMOUNT
                            ------    -------   ------   -------   ------   -------   ------   --------
CLASS I
Sale of shares                437     $ 4,475     648    $ 6,048     212    $ 3,725      603   $ 10,476
Reinvestment of
   distributions              161       1,647     341      3,209      16        288       49        843
Shares repurchased           (268)     (2,736)   (538)    (4,942)   (262)    (4,552)  (1,004)   (17,365)
                             ----     -------    ----    -------    ----    -------   ------   --------
Net Increase / (Decrease)     330     $ 3,386     451    $ 4,315     (34)   $  (539)    (352)  $ (6,046)
                             ====     =======    ====    =======    ====    =======   ======   ========
CLASS A
Sale of shares                 23     $   233      60    $   559      78    $ 1,354      528   $  9,186
Reinvestment of
   distributions                2          25      23        207       7        127       24        410
Shares repurchased            (17)       (171)   (421)    (4,047)   (228)    (3,958)    (596)   (10,309)
                             ----     -------    ----    -------    ----    -------   ------   --------
Net Increase / (Decrease)       8     $    87    (338)   $(3,281)   (143)   $(2,477)     (44)  $   (713)
                             ====     =======    ====    =======    ====    =======   ======   ========
CLASS C
Sale of shares                  8     $    82      24    $   230      --    $    --       --   $     --
Reinvestment of
   distributions                1           7       1          9      --         --       --         --
Shares repurchased             --(1)       (4)     (1)       (10)     --         --       --         --
                             ----     -------    ----    -------    ----    -------   ------   --------
Net Increase / (Decrease)       9     $    85      24    $   229      --    $    --       --   $     --
                             ====     =======    ====    =======    ====    =======   ======   ========

(1)  Amount less than 500.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2010

                              INTERMEDIATE TAX-EXEMPT BOND FUND         SHORT/INTERMEDIATE BOND FUND
                            ------------------------------------   -------------------------------------
                            SIX MONTHS ENDED                        SIX MONTHS ENDED
                              JUNE 30, 2010        YEAR ENDED        JUNE 30, 2010         YEAR ENDED
                               (UNAUDITED)     DECEMBER 31, 2009      (UNAUDITED)      DECEMBER 31, 2009
                            ----------------   -----------------   -----------------   -----------------
                            SHARES    AMOUNT   SHARES    AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT
                            ------   -------   ------   --------   ------   --------   ------   --------
CLASS I
Sale of shares                397    $ 4,337      474   $  4,901      540   $  5,578      316   $  3,157
Reinvestment of
   distributions               24        257       56        578      105      1,093      268      2,653
Shares repurchased           (517)    (5,641)  (4,044)   (41,221)  (2,482)   (25,715)  (5,072)   (49,574)
                             ----    -------   ------   --------   ------   --------   ------   --------
Net Increase / (Decrease)     (96)   $(1,047)  (3,514)  $(35,742)  (1,837)  $(19,044)  (4,488)  $(43,764)
                             ====    =======   ======   ========   ======   ========   ======   ========
CLASS A
Sale of shares                681    $ 7,433    1,154   $ 12,169      377   $  3,925      706   $  7,047
Reinvestment of
   distributions               11        118       20        208       12        120       19        194
Shares repurchased           (334)    (3,647)    (450)    (4,633)    (248)    (2,569)    (349)    (3,505)
                             ----    -------   ------   --------   ------   --------   ------   --------
Net Increase / (Decrease)     358    $ 3,904      724   $  7,744      141   $  1,476      376   $  3,736
                             ====    =======   ======   ========   ======   ========   ======   ========
CLASS C
Sale of shares                352    $ 3,841      380   $  4,043      212   $  2,198      467   $  4,683
Reinvestment of
   distributions                3         33        2         26        4         39        4         43
Shares repurchased            (29)      (318)     (53)      (551)     (55)      (566)    (113)    (1,125)
                             ----    -------   ------   --------   ------   --------   ------   --------
Net Increase / (Decrease)     326    $ 3,556      329   $  3,518      161   $  1,671      358   $  3,601
                             ====    =======   ======   ========   ======   ========   ======   ========

                                    TAX-EXEMPT BOND FUND               INSIGHT GOVERNMENT MONEY MARKET FUND
                            ------------------------------------   -------------------------------------------
                            SIX MONTHS ENDED                         SIX MONTHS ENDED
                              JUNE 30, 2010        YEAR ENDED          JUNE 30, 2010           YEAR ENDED
                               (UNAUDITED)     DECEMBER 31, 2009        (UNAUDITED)         DECEMBER 31, 2009
                            ----------------   -----------------   --------------------   --------------------
                            SHARES    AMOUNT   SHARES    AMOUNT     SHARES      AMOUNT     SHARES      AMOUNT
                            ------   -------   ------   --------   --------   ---------   --------   ---------
CLASS I
Sale of shares               1,313   $14,001      419   $  4,397    237,880   $ 237,880    578,319   $ 578,319
Reinvestment of
   distributions                21       222       21        214          2           2         67          67
Shares repurchased            (364)   (3,865)  (2,502)   (24,911)  (194,037)   (194,037)  (874,722)   (874,721)
                             -----   -------   ------   --------   --------   ---------   --------   ---------
Net Increase / (Decrease)      970   $10,358   (2,062)  $(20,300)    43,845   $  43,845   (296,336)  $(296,335)
                             =====   =======   ======   ========   ========   =========   ========   =========
CLASS A
Sale of shares               1,874   $19,982    1,011   $ 10,593    309,862   $ 309,862    845,182   $ 845,182
Reinvestment of
   distributions                74       789      122      1,241         12          12        278         278
Shares repurchased            (587)   (6,262)    (794)    (7,958)  (370,784)   (370,783)  (907,143)   (907,143)
                             -----   -------   ------   --------   --------   ---------   --------   ---------
Net Increase / (Decrease)    1,361   $14,509      339   $  3,876    (60,910)  $ (60,909)   (61,683)  $ (61,683)
                             =====   =======   ======   ========   ========   =========   ========   =========
CLASS C
Sale of shares                 796   $ 8,494      484   $  5,051         --   $      --         --   $      --
Reinvestment of
   distributions                 7        80        5         47         --          --         --          --
Shares repurchased             (33)     (356)     (61)      (631)        --          --         --          --
                             -----   -------   ------   --------   --------   ---------   --------   ---------
Net Increase / (Decrease)      770   $ 8,218      428   $  4,467         --   $      --         --   $      --
                             =====   =======   ======   ========   ========   =========   ========   =========

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2010

                                  INSIGHT MONEY MARKET FUND                      INSIGHT TAX-EXEMPT MONEY MARKET FUND
                     ---------------------------------------------------   -----------------------------------------------
                         SIX MONTHS ENDED                                    SIX MONTHS ENDED
                           JUNE 30, 2010               YEAR ENDED              JUNE 30, 2010             YEAR ENDED
                            (UNAUDITED)             DECEMBER 31, 2009           (UNAUDITED)           DECEMBER 31, 2009
                     ------------------------   ------------------------   --------------------   ------------------------
                       SHARES        AMOUNT       SHARES        AMOUNT      SHARES      AMOUNT      SHARES        AMOUNT
                     ----------   -----------   ----------   -----------   --------   ---------   ----------   -----------
CLASS I
Sale of shares        1,184,568   $ 1,184,568    3,352,047   $ 3,352,047    400,114   $ 400,114      814,262   $   814,262
Reinvestment of
   distributions            164           164        2,503         2,503          1           1            6             6
Shares repurchased   (1,881,199)   (1,881,199)  (2,919,057)   (2,919,057)  (557,375)   (557,375)  (1,160,473)   (1,160,473)
                     ----------   -----------   ----------   -----------   --------   ---------   ----------   -----------
Net Increase /
   (Decrease)          (696,467)  $  (696,467)     435,493   $   435,493   (157,260)  $(157,260)    (346,205)  $  (346,205)
                     ==========   ===========   ==========   ===========   ========   =========   ==========   ===========
CLASS A
Sale of shares          786,128   $   786,128    1,603,022   $ 1,603,022    104,926   $ 104,926      338,219   $   338,219
Reinvestment of
   distributions             20            20        2,943         2,943          5           5          251           250
Plan of
   Reorganization
   (See Note 10
   Plans of
   Reorganization)           --            --       75,977        75,950         --          --           --            --
Shares repurchased     (934,405)     (934,405)  (1,856,679)   (1,856,679)  (175,486)   (175,486)    (363,674)     (363,674)
                     ----------   -----------   ----------   -----------   --------   ---------   ----------   -----------
Net Increase /
   (Decrease)          (148,257)  $  (148,257)    (174,737)  $  (174,764)   (70,555)  $ (70,555)     (25,204)  $   (25,205)
                     ==========   ===========   ==========   ===========   ========   =========   ==========   ===========
EXCHANGE SHARES
Sale of shares               --   $        --      848,932   $   848,932         --   $      --           --   $        --
Reinvestment of
   distributions             --            --          645           645         --          --           --            --
Shares repurchased           --            --   (1,022,123)   (1,022,123)        --          --           --            --
                     ----------   -----------   ----------   -----------   --------   ---------   ----------   -----------
Net Increase /
   (Decrease)                --   $        --     (172,546)  $  (172,546)        --   $      --           --   $        --
                     ==========   ===========   ==========   ===========   ========   =========   ==========   ===========

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2010

6.   10% SHAREHOLDERS

     As of June 30, 2010, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below:

                                 % OF SHARES      NUMBER
                                 OUTSTANDING   OF ACCOUNTS
                                 -----------   -----------
Balanced Allocation Fund .....        85%           1
Core Equity Fund .............        82            3
Emerging Markets
   Opportunities Fund ........        23            1
Value Equity Fund ............        32            1
High Yield Income Fund .......        81            2
Intermediate Government
   Bond Fund .................        62            1

                                 % OF SHARES      NUMBER
                                 OUTSTANDING   OF ACCOUNTS
                                 -----------   -----------
Intermediate Tax-Exempt
   Bond Fund .................        45%           2
Short/Intermediate Bond Fund..        51            2
Insight Government Money
   Market Fund ...............        79            3
Insight Money Market Fund ....        64            1
Insight Tax-Exempt Money
   Market Fund ...............        87            2

*    Includes affiliated shareholder accounts.

7.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

     Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     At June 30, 2010, certain Funds held securities issued by various companies in specific sectors or countries as detailed below:

                                                         PERCENTAGE OF TOTAL
FUND                                       SECTOR            INVESTMENTS
-----------------------------------   ----------------   -------------------
Emerging Markets Opportunities Fund   Consumer Staples           35%

8.   INDEMNIFICATIONS

     Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

9.   ILLIQUID AND RESTRICTED SECURITIES
     ($ REPORTED IN THOUSANDS)

     Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

     At June 30, 2010, the Funds held the following illiquid and restricted securities:

                                                                                                    PERCENTAGE OF
                                                         ACQUISITION  ACQUISITION  MARKET VALUE AT  NET ASSETS AT
                                                             DATE         COST      JUNE 30, 2010   JUNE 30, 2010
                                                         -----------  -----------  ---------------  -------------
BALANCED ALLOCATION FUND
Structured Assets Securities Corp. (Interest Only)
98-RF3, A 144A
6.100%, 6/15/28 .......................................    11/1/06       $  8            $  5            0.0%
INTERMEDIATE GOVERNMENT BOND FUND
Structured Assets Securities Corp. (Interest Only)
98-RF3, A 144A
6.100%, 6/15/28 .......................................    11/1/06         58              41            0.0%
SHORT/INTERMEDIATE BOND FUND
DLJ Mortgage Acceptance Corp.
96-1 144A                                                  10/2/96          6
0.000%, 9/18/11 .......................................    4/28/04          4
                                                                          ---
                                                                           10               4            0.0%
Structured Assets Securities Corp.
(Interest Only) 98-RF3, A 144A
6.100%, 6/15/28 .......................................    11/1/06        138             105            0.0%

     Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

10.  PLANS OF REORGANIZATION
     (ALL AMOUNTS ARE REPORTED IN THOUSANDS)

     At the Board of Trustees meeting held on November 20, 2008, the Board of the Virtus Money Market Fund (the "Fund"), a series of the Virtus Opportunities Trust, approved an Agreement and Plan of Reorganization (the "Plan") which was subsequently approved by the shareholders of the Fund at a special meeting held on March 27, 2009, which provides for the transfer of all of the assets of the merged fund (see below) for shares of the acquiring fund and the assumption of the liabilities of the merged fund (see below). The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving funds that were intended to lower fund expenses. The acquisition was accomplished by a tax-free exchange of shares on April 3, 2009. The share transaction associated with the merger is shown in Note 5 as Plan of Reorganization. For financial reporting purposes, assets received and shares issued by the Virtus Insight Money Market Fund were recorded at fair value; however, the cost basis of the investments received from the Virtus Money Market Fund was carried forward to align ongoing reporting of the Virtus Insight Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

     The outstanding shares of the merged fund and the outstanding shares and value of the acquiring fund immediately before the acquisition were as follows:

MERGED                      ACQUIRING
FUND           SHARES          FUND         SHARES    VALUE
------------   ------   -----------------   ------   -------
Virtus Money            Virtus Insight
Market Fund             Money Market Fund
   Class A     75,977      Class A          75,977   $75,950

     The net assets, including net unrealized appreciation (depreciation) of the merged fund and the net assets of the acquiring fund immediately before the acquisitions, were as follows:

                           UNREALIZED
MERGED           NET      APPRECIATION        ACQUIRING          NET
FUND            ASSETS   (DEPRECIATION)         FUND            ASSETS
------------   -------   --------------   -----------------   ----------
Virtus Money                              Virtus Insight
Market Fund    $75,950         $0         Money Market Fund   $2,440,056

     Assuming the acquisition had been completed on January 1, 2009, the Virtus Insight Money Market Fund's results of operations for the year ended December 31, 2009 are as follows:

Net investment income (loss)                        $11,684(a)
Net gain (loss) on investments                      $ 2,608(b)
Net increase (decrease) in assets from operations   $14,292

(a) $11,383, as reported in the Statement of Operations, plus $301 Net Investment Income from Virtus Money Market Fund pre-merger.

(b) $2,604, as reported in the Statement of Operations, plus $4 Net Realized and Unrealized Gain (Loss) on Investments from Virtus Money Market Fund pre-merger.

     Because both the Virtus Money Market Fund and the Virtus Insight Money Market Fund sold and redeemed shares throughout the period, providing pro forma information on a per-share basis is not practicable.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

     On November 20, 2008, the Board of Trustees of the Virtus Equity Trust approved an Agreement and Plan of Reorganization (the "Plan") which provides for the transfer of all of the assets of the merged fund (see below) for shares of the acquiring fund and the assumption of the liabilities of the merged fund (see below). The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving funds that were intended to lower fund expenses. The acquisition was accomplished by a tax-free exchange of shares on February 20, 2009. The share transactions associated with the Merger are shown in Note 5 as Plan of Reorganization. For financial reporting purposes, assets received and shares issued by the Virtus Disciplined Small-Cap Value Fund were recorded at fair value; however, the cost basis of the investments received from the Virtus Small-Cap Value Fund was carried forward to align ongoing reporting of the Virtus Disciplined Small-Cap Value Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

     The outstanding shares of the merged fund and the outstanding shares and value of the acquiring fund immediately before the acquisition were as follows:

MERGED                            ACQUIRING
FUND               SHARES           FUND           SHARES    VALUE
----------------   ------   --------------------   ------   -------
Virtus Small-Cap            Virtus Disciplined
Value Fund                  Small-Cap Value Fund
   Class A          6,185      Class A              2,242   $38,974
   Class C          2,439      Class C                789    13,468

     The net assets and net unrealized appreciation (depreciation) of the merged fund and the net assets of the acquiring fund immediately before the acquisitions were as follows:

                               UNREALIZED
MERGED               NET      APPRECIATION         ACQUIRING           NET
FUND                ASSETS   (DEPRECIATION)           FUND            ASSETS
----------------   -------   --------------   --------------------   -------
Virtus Small-Cap                              Virtus Disciplined
Value Fund         $52,442      $(22,809)     Small-Cap Value Fund   $53,531

     Assuming the acquisition had been completed on January 1, 2009, the Virtus Disciplined Small-Cap Value Fund's results of operations for the year ended December 31, 2009, are as follows:

Net investment income (loss)                        $    (25)(a)
Net gain (loss) on investments                      $(17,433)(b)
Net increase (decrease) in assets from operations   $(17,458)

(a) $(65), as reported in the Statement of Operations, plus $40 Net Investment Income from the Small-Cap Value Fund pre-merger.

(b) $26,082, as reported in the Statement of Operations, plus $(43,515) Net Realized and Unrealized Gain (Loss) on Investments from the Small-Cap Value Fund pre-merger.

     Because both the Virtus Small-Cap Value Fund and the Virtus Disciplined Small-Cap Value Fund sold and redeemed shares throughout the period, providing pro forma information on a per-share basis is not practicable.

11.  FEDERAL TAX INFORMATION
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     At June 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

                                                                                       NET UNREALIZED
                                             FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
FUND                                        TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
------                                      --------   ------------   --------------   --------------
Balanced Allocation Fund ................   $ 73,567      $ 4,114        $ (4,488)        $  (374)
Core Equity Fund ........................     99,273        4,175          (8,100)         (3,925)
Emerging Markets Opportunities Fund .....    280,399       59,675          (4,437)         55,238
Value Equity Fund .......................    169,227        7,590         (17,023)         (9,433)
High Yield Income Fund ..................     46,129        1,070            (373)            697
Intermediate Government Bond Fund .......     35,131        1,781            (320)          1,461
Intermediate Tax-Exempt Bond Fund .......     87,712        3,417          (1,865)          1,552
Short/Intermediate Bond Fund ............     80,469        3,423          (4,202)           (779)
Tax-Exempt Bond Fund ....................    121,609        7,286            (712)          6,574

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

The Funds have capital-loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                   EXPIRING DECEMBER 31,
                                           ---------------------------------------------------------------------
                                            2010    2011    2013     2014     2015     2016      2017     TOTAL
                                           ------   ----   ------   ------   ------   ------   -------   -------
Balanced Allocation Fund ...............   $   --   $ --   $   --   $   --   $   --   $1,856   $ 6,187   $ 8,043
Core Equity Fund .......................       --     --       --       --       --      669    15,459    16,128
Emerging Markets Opportunities Fund ....       --     --       --       --       --    3,674    18,211    21,885
Value Equity Fund ......................       --     --       --       --       --    4,384    29,091    33,475
High Yield Income Fund .................    2,846     --       --    2,152       --    7,285     6,501    18,784
Intermediate Tax-Exempt Bond Fund ......       --     --       --       --       --      804     1,422     2,226
Short/Intermediate Bond Fund ...........    1,662    232    1,270      823    1,172       --     1,169     6,328
Tax-Exempt Bond Fund ...................       --     --       --       --       --      732       794     1,526
Insight Tax-Exempt Money Market Fund ...       --     --       --       --       --       --         3         3

     The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The High Yield Income Fund and the Disciplined Small-Cap Value Fund amounts include losses acquired in connection with mergers. Utilization of this capital loss carryover is subject to annual limitations.

12.  SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires disclosure in the financial statements.

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced. PNC Global Investment Servicing (U.S.), Inc. provides certain sub-administrative services to the Funds. Additionally, PFPC Trust Company provides custodian services to most of the Funds.

                   CONSIDERATION OF SUBADVISORY AGREEMENT FOR
       VIRTUS HIGH YIELD INCOME FUND (THE "FUND) BY THE BOARD OF TRUSTEES

     The Board of Trustees (the "Board") of Virtus Insight Trust (the "Trust"), including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, last renewed the investment advisory agreement between Virtus Investment Advisers, Inc. (the "Adviser" or "VIA") and the Fund (the "Advisory Agreement"), and the investment subadvisory agreement with SCM Advisors, LLC ("SCM Advisors"), at a meeting held on November 17-19, 2009. At a Board meeting held on February 24-26, 2010, Fund Management proposed that HIM Monegy, Inc. ("HIM Monegy" or the "Subadviser") be appointed as the new subadviser to the Fund in place of SCM Advisors, and that the Adviser enter into a new subadvisory agreement with HIM Monegy (the "Subadvisory Agreement"). The Board considered and approved the Subadvisory Agreement for the Fund with HIM Monegy, as further discussed below. In approving the Subadvisory Agreement, the Board determined that the retention of the Subadviser was in the best interests of the Fund and its shareholders. After approval by the Board and subsequent approval by shareholders on May 14, 2010, the Subadvisory Agreement became effective on May 18, 2010.

     In evaluating the proposal to appoint HIM Monegy, the Board requested and evaluated information provided by the Adviser and HIM Monegy which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether the subadviser change would be in the best interests of the Fund and its shareholders. The Board considered all the criteria separately with respect to the Fund and its shareholders. Prior to making its final decision, the Board met privately with their independent counsel to discuss the information provided.

BASIS FOR THE BOARD'S RECOMMENDATION

     In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. In recommending that shareholders approve this proposal, the Trustees considered various factors, including:

     - The nature, extent, and quality of the services to be provided by the Subadviser. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by the Subadviser concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees also had the benefit of a presentation made by the Subadviser's senior management personnel. The Trustees noted that the Subadviser would provide portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Trustees reviewed biographical information for each portfolio manager of the Subadviser who would be providing services under the Subadvisory Agreement and noted the breadth and depth of experience presented. In considering the approval of the Subadvisory Agreement, therefore, the Trustees considered the Subadviser's investment management process, including
          (a) the experience, capability and integrity of the Subadviser's management and other personnel committed by the Subadviser to the Fund; (b) the financial position of the Subadviser; (c) the quality and commitment of the Subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser's brokerage and trading practices;

     - The rate of the investment subadvisory fee that would be paid by VIA (and not the Fund) under the Subadvisory Agreement, and the advisory fee paid by the Fund, both of which would remain unchanged from the fees paid under the Advisory Agreement and previous subadvisory agreement;

     - The prior performance of a composite of all discretionary accounts managed by the Subadviser with substantially similar investment objectives, strategies and policies as the Fund, which composite outperformed the Fund over the three-, five- and ten-year periods ended December 31, 2009. While the performance of the composite underperformed the Barclays Capital U.S. Corporate High Yield Index for the one-, three- and five-year periods, it outperformed the Index for the ten-year period; and

     - The fact that there are no other tangible benefits to the Subadviser in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Fund could enhance the Subadviser's reputation in the marketplace, and, therefore, would enable the Subadviser to attract additional client relationships.

     The Board requested and received composite performance information and comparative fee information for other accounts managed by the Subadviser in the same style. The composite included discretionary accounts that were managed materially similarly to how the Fund will be managed. The services rendered to the accounts in the composite included similar investment advisory services as the Subadviser will provide to the Fund. The Trustees also noted that the Fund's subadvisory fees are paid by VIA and not by the Fund, so that Fund shareholders are not directly impacted by those fees. In considering the profitability to the Subadviser of its relationship with the Fund, along with the fact that the fees under the Subadvisory Agreement are paid by VIA out of the advisory fees that it receives under the Advisory Agreement, the Board noted that the subadvisory fees would be paid at the same level as under the previous subadvisory agreement. For these reasons, the profitability to the Subadviser of its relationship with the Fund was not a material factor in the Board's deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in the Subadviser's management of the Fund to be a material factor in its consideration at this time. Based on all the foregoing considerations, the Board concluded that the proposed Subadvisory Agreement was favorable for shareholders because shareholders could benefit from management of the Fund's assets by the high yield investment team of the Subadviser.

                         RESULTS OF SHAREHOLDER MEETING
                              VIRTUS INSIGHT TRUST
                                  MAY 14, 2010
                                   (UNAUDITED)

At a special meeting of shareholders of Virtus High Yield Income Fund (the "Fund"), a series of Virtus Insight Trust, held on May 14, 2010, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:

                                                                   FOR          AGAINST      ABSTAIN
                                                              -------------   ----------   ----------
To approve a Subadvisory Agreement between
Virtus Investment Advisers, Inc. and HIM
Monegy, Inc. on behalf of the Fund ........................   2,329,608.254     110.198      119.148

Shareholders of the Fund voted to approve the above proposal.

                         RESULTS OF SHAREHOLDER MEETING
                              VIRTUS INSIGHT TRUST
                                  JUNE 23, 2010
                                   (UNAUDITED)

At a special meeting of shareholders of Virtus Disciplined Small-Cap Opportunity Fund, a former series of Virtus Insight Trust, held on June 23, 2010, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:

                                                                   FOR          AGAINST      ABSTAIN
                                                              -------------   ----------   ----------
To approve an Agreement and Plan of Reorganization
to merge Virtus Disciplined Small-Cap Opportunity Fund,
a former series of Virtus Insight Trust into Virtus
Small-Cap Core Fund, a series of Virtus Equity Trust ......   6,147,550.652   13,546.052   8,052.874

Shareholders of the Fund voted to approve the above proposal.

                         RESULTS OF SHAREHOLDER MEETING
                              VIRTUS INSIGHT TRUST
                                  JUNE 23, 2010
                                   (UNAUDITED)

At a special meeting of shareholders of Virtus Disciplined Small-Cap Value Fund, a former series of Virtus Insight Trust, held on June 23, 2010, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:

                                                                   FOR          AGAINST      ABSTAIN
                                                              -------------   ----------   ----------
To approve an Agreement and Plan of Reorganization
to merge Virtus Disciplined Small-Cap Value Fund,
a former series of Virtus Insight Trust into Virtus
Quality Small-Cap Fund, a series of Virtus Equity Trust ...   2,827,571.528   40,886.592   50,475.285

Shareholders of the Fund voted to approve the above proposal.

VIRTUS INSIGHT TRUST
101 Munson Street
Greenfield, MA 01301

TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl St.
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIANS
The Bank of New York Mellon
One Wall Street
New York, NY 10286

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153-3111

HOW TO CONTACT US
Mutual Fund Services        1-800-243-1574
Adviser Consulting Group    1-800-243-4361
Telephone Orders            1-800-367-5877
Text Telephone              1-800-243-1926
Web site                        virtus.com

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND,
                        A SERIES OF VIRTUS INSIGHT TRUST

                       VIRTUS FOREIGN OPPORTUNITIES FUND,
                       VIRTUS GLOBAL OPPORTUNITIES FUND,
               VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND AND
                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND,
                   EACH A SERIES OF VIRTUS OPPORTUNITIES TRUST

                Supplement dated August 9, 2010 to the Prospectus
                    dated January 31, 2010, as supplemented

IMPORTANT NOTICE TO INVESTORS

     VIRTUS EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS FOREIGN OPPORTUNITIES FUND AND VIRTUS GLOBAL OPPORTUNITIES FUND

     The description of each fund's Principal Investment Strategies is hereby amended to clarify that the fund may invest in "equity-linked instruments," in addition to equity securities as is currently disclosed.

     VIRTUS EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS FOREIGN OPPORTUNITIES FUND, VIRTUS GLOBAL OPPORTUNITIES FUND, VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND AND VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

     The following disclosure is hereby added under "Principal Risks" in the summary sections of the prospectus for each of the above-referenced funds:

          EQUITY-LINKED INSTRUMENTS RISK. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.

     Additionally, the table found under "More Information About Risks Related to Principal Investment Strategies" is hereby amended to insert a row entitled "Equity-Linked Instruments" following the row "Emerging Market Investing" and to add an "X" in the column applicable to each of funds referenced herein indicating that such risk applies to such fund.

     Also under "More Information About Risks Related to Principal Investment Strategies," the following disclosure is hereby inserted as a subsection of "Foreign Investing Risk" following the "Emerging Market Investing Risk" disclosure:

     - EQUITY-LINKED INSTRUMENTS. Equity-linked instruments are instruments of various types issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security, including benefits from dividends and other corporate actions, but without certain rights of direct investment in the referenced securities, such as voting rights. In addition to the market and other risks of the referenced equity security, equity-linked instruments involve counterparty risk, which includes the risk that the issuing entity may not be able to honor its financial commitment. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. Typically, a fund will invest in equity-linked instruments in order to obtain exposure to certain countries in which it does not have local accounts.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

VIT&VOT 8446/EquityLinkedDisclosure (8/10)

(VIRTUS MUTUAL FUNDS LOGO)

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER,
PA
PERMIT 1793

c/o State Street Bank and Trust Company
P.O. Box 8301
Boston, MA 02266-8301

For more information about Virtus mutual funds, please call your financial representative, or contact us at 1-800-243-1574 or virtus.com.

8005
                                                                           06-10

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

     (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

     (b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Virtus Insight Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 2, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 2, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       September 2, 2010
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.